UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3919

Name of Registrant: VANGUARD STAR FUNDS

Address of Registrant: P.O. BOX 2600, VALLEY FORGE, PA 19482

Name and address of agent for service: R. GREGORY BARTON
                                       P.O. BOX 876
                                       VALLEY FORGE, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2002 - October 31, 2003

ITEM 1: Reports to Shareholders

VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS

OCTOBER 31, 2003

ANNUAL REPORT

VANGUARD(R) EUROPEAN STOCK INDEX FUND
VANGUARD(R) PACIFIC STOCK INDEX FUND
VANGUARD(R) EMERGING MARKETS STOCK INDEX FUND
VANGUARD(R) TOTAL INTERNATIONAL STOCK INDEX FUND
VANGUARD(R) DEVELOPED MARKETS INDEX FUND
VANGUARD(R) INSTITUTIONAL DEVELOPED MARKETS INDEX FUND

THE VANGUARD GROUP(R) LOGO

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).
--------------------------------------------------------------------------------
CONTENTS

 1 letter from the chairman
 8 fund profiles
16 glossary of investment terms
17 performance summaries
26 your fund's after-tax returns
28 about your fund's expenses
29 financial statements
81 advantages of vanguard.com
--------------------------------------------------------------------------------
SUMMARY

* Returns for the Vanguard International Stock Index Funds' Investor Shares ranged from 24.3% to 49.9% during fiscal year 2003, as international stock markets rebounded dramatically, producing very strong returns for U.S.-based investors.

* All of the funds outperformed their average mutual fund peers, and all hewed to the results of their benchmark indexes.

* Despite several trying years for international investors, international stock funds still play a valuable role in diversifying a portfolio of stocks, bonds, and short-term reserves held for the long term.
--------------------------------------------------------------------------------

WANT LESS CLUTTER IN YOUR MAILBOX? JUST REGISTER WITH VANGUARD.COM AND OPT TO GET FUND REPORTS ONLINE.

[INDEX TO MSCI]
Emerging Markets Stock Index Fund
European Stock Index Fund
Pacific Stock Index Fund

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

Virtually all stock markets around the world gained ground during the fiscal year ended October 31, 2003. For U.S.-based investors, a decline in the dollar against most major currencies translated into even higher returns from overseas markets.

[PICTURES OF JOHN J. BRENNAN]

The Vanguard International Stock Index Funds posted returns ranging from 24.3% for the Investor Shares of the European Stock Index Fund to 50.1% for the Institutional Shares of the Emerging Markets Stock Index Fund. The funds' returns closely tracked those of their unmanaged target indexes and, in all cases, exceeded those of their average mutual fund peers.

The table on page 2 presents the total return (capital change plus reinvested dividends) for each fund's share classes. Returns are also shown for the funds' average mutual fund peers and target indexes. Information on the changes in the funds' net asset values and on each fund's per-share distributions can be found on page 7. If you own one or more of the funds in a taxable account, you may wish to review our report on the funds' after-tax returns on page 26.

WORLD MARKETS STAGED A STRONG RALLY

At the onset of the 2003 fiscal year, investors' fears about the looming war with Iraq, the SARS (severe acute respiratory syndrome) outbreak, increasing terrorist activity, and the sluggish world economy weighed heavily on global stock markets. These concerns dissipated somewhat with the start of combat operations in Iraq, as a sense of relief seemed to spark a powerful upswing throughout most global markets.

In the aggregate, returns from international markets outpaced the performance of the U.S. market during the 12 months. As measured by the Morgan Stanley Capital International (MSCI) All Country

World Index Free ex USA, stocks outside the United States rose 30.4% in U.S. dollars for the period. This exceeded the 24.4% return of the Wilshire 5000 Total Market Index, a proxy for the broad U.S. stock market, by 6 percentage points. The MSCI Europe, Australasia, Far East (EAFE) Index, a measure of stock performance in 21 developed nations, returned 27.0% in U.S. dollars. The increase was less than half that percentage (+12.7%) in local currencies, but the dollar's weakness relative to most major currencies enhanced returns for U.S.-based investors.


-------------------------------------------------------------
2003 TOTAL RETURNS                          FISCAL YEAR ENDED
                                                   OCTOBER 31
-------------------------------------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND
   Investor Shares                                      24.3%
   Admiral Shares                                       24.4
   Institutional Shares                                 24.5
MSCI Europe Index                                       24.2
Average European Region Fund*                           23.6
-------------------------------------------------------------
VANGUARD PACIFIC STOCK INDEX FUND
   Investor Shares                                      33.8%
   Admiral Shares                                       33.8
   Institutional Shares                                 33.9
MSCI Pacific Index                                      33.8
Average Japan/Pacific Region Fund*                      33.1
-------------------------------------------------------------
VANGUARD EMERGING MARKETS STOCK INDEX FUND
   Investor Shares                                      49.9%
   Institutional Shares                                 50.1
Select Emerging Markets Free Index**                    50.6
Average Emerging Markets Fund*                          47.0
-------------------------------------------------------------
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND           28.9%
Total International Composite Index+                    29.1
Average International Fund*                             24.5
-------------------------------------------------------------
VANGUARD DEVELOPED MARKETS INDEX FUND                   27.1%
MSCI EAFE Index                                         27.0
Average International Fund*                             24.5
-------------------------------------------------------------
VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND     27.1%
MSCI EAFE Index                                         27.0
Average International Fund*                             24.5
-------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**Consists of stocks that can be bought free of restrictions in 18 emerging markets of Europe, Asia, Africa, and Latin America. Through April 30, 2003, this index included a cash component (5%) based on the Lipper Money Market average. The index is administered exclusively for Vanguard by MSCI.
+Consists of the MSCI Europe Index (62%), the MSCI Pacific Index (28%), and the Select Emerging Markets Free Index (10%).


POSITIVE NEWS ON MANY FRONTS PROPELLED INTERNATIONAL MARKETS

Around the world, the fiscal year brought signs of economic growth. In the Pacific region, the good news came from the area's largest economy, Japan. The nation's gross domestic product in the third quarter of calendar 2003 added to the impressive gains the economy experienced earlier in the year. Tokyo's Nikkei 225 Index, which fell to a 20-year low early in calendar 2003, gained nearly 22% during the fiscal period. Japan's unemployment rate seems to be establishing a moderating trend, after hitting its lowest point in two years in August, and many businesses saw a return to profitability during the 12 months.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES

This class of shares also carries low expenses and is available for a minimum investment of $10 million.
--------------------------------------------------------------------------------

On balance, Eurozone economies showed fewer signs of recovery than did Japan. The growth rate of Europe's developed economies was very slow, and a few countries, most notably Germany, were in a mild recession during the fiscal year. Decreasing unemployment rates and the success of stimulative fiscal policies--including a tax cut in Germany--have raised hopes that growth may improve.

The world's emerging markets continued their exceptional showing. Much of the growth was centered in Asian emerging markets, which benefited from China's growth and from signs of recovery in Western economies. As a major exporter, as well as a big importer of raw materials from around the world, China plays an ever-growing role in the Pacific region's economies.

THE FUNDS' RESULTS WERE EXCELLENT IN FISCAL 2003

The fiscal year saw a dramatic reversal of the results seen in the previous few years for our international stock index funds. After two or, in some cases, three years of declines, the funds' gains were most welcome. We thank you for staying the course during these troubling times and for trusting in the long-term viability of the international markets.

--------------------------------------------------------------------------------
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                  PERIODS ENDED OCTOBER 31, 2003
                                                --------------------------------
                                                    ONE         THREE      FIVE
                                                   YEAR         YEARS     YEARS
--------------------------------------------------------------------------------
MSCI All Country World Index Free
   ex USA (International)                         30.4%         -4.4%       1.4%
Russell 1000 Index (Large-caps)                   22.3          -8.2       1.1
Russell 2000 Index (Small-caps)                   43.4           3.4       8.3
Wilshire 5000 Index (Entire market)               24.4          -7.1       1.7
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index                        4.9%          8.4%       6.5%
   (Broad taxable market)
Lehman Municipal Bond Index                        5.1           7.1        5.6
Citigroup 3-Month Treasury Bill Index              1.2           2.6        3.6
================================================================================
Consumer Price Index                               2.0%          2.1%       2.4%
--------------------------------------------------------------------------------

The funds' tight tracking of their benchmark indexes is a testament to the long-term proficiency in index tracking of Vanguard's Quantitative Equity Group, the funds' advisor. Only two funds lagged their indexes in fiscal 2003, with the largest shortfall just 0.7 percentage point for the Investor Shares of the Emerging Markets Stock Index Fund. This is notable because index funds, like actively managed funds, have expenses and incur transaction costs that make it far less likely for them to match--much less exceed--the results of their unmanaged indexes, which do not incur costs.

The 24.3% fiscal-year return of the EUROPEAN STOCK INDEX FUND'S Investor Shares was the lowest of the six funds, but it was a marked improvement over the fund's showings in the past few years. The fund's return was 0.7 percentage point higher than that of its average peer, as the fund benefited from the MSCI Europe Index's large weightings in the United Kingdom (nearly 38% of assets as of the fiscal year-end) and France (roughly 14%).

--------------------------------------------------------------------------------
TOTAL RETURNS                                                    12 MONTHS ENDED
                                                                OCTOBER 31, 2003
                                   ---------------------------------------------
                                    VANGUARD          MUTUAL FUND
INDEX FUND                              FUND              AVERAGE     DIFFERENCE
--------------------------------------------------------------------------------
European Stock
   Investor Shares                     24.3%                23.6%          +0.7%
Pacific Stock
   Investor Shares                     33.8                 33.1           +0.7
Emerging Markets Stock
   Investor Shares                     49.9                 47.0           +2.9
Total International Stock              28.9                 24.5           +4.4
Developed Markets                      27.1                 24.5           +2.6
Institutional
   Developed Markets                   27.1                 24.5           +2.6
--------------------------------------------------------------------------------

The Investor Shares of the PACIFIC STOCK INDEX FUND returned 33.8%, which exceeded the return of the average peer by 0.7 percentage point. Stocks from Japan, which accounted for nearly three-fourths of the MSCI Pacific Index as of October 31, 2003, surged during the period and provided a majority of the index's--and the fund's--gains.

The Investor Shares of the EMERGING MARKETS STOCK INDEX FUND returned 49.9%, surpassing the average peer's return by 2.9 percentage points. As we reported to you in our semiannual report in April, we eliminated the 5% cash component of the Select Emerging Markets Free Index and added holdings in three countries--Chile, India, and Peru. The benchmark is now 100% invested in stocks from 18 emerging markets in Europe, Asia, Africa, and Latin America.

The DEVELOPED MARKETS INDEX FUND and its companion, the INSTITUTIONAL DEVELOPED MARKETS INDEX FUND, each returned 27.1% for the fiscal year. As you know, these are "funds of funds" that invest in our European and Pacific Stock Index Funds in proportions (69% and 31%, respectively, as of October 31, 2003) designed to match the composition of the EAFE Index. The funds' returns surpassed that of their average mutual fund peer by 2.6 percentage points.

The TOTAL INTERNATIONAL STOCK INDEX FUND, a fund of funds that held shares of our European, Pacific, and Emerging Markets Stock Index Funds in roughly a 62%/28%/10% mix as of October 31, 2003, gained 28.9% for the year, which outpaced the 24.5% return of the average international fund and was in line with the result for the Total International Composite Index.

THE FUNDS' LONG-TERM PERFORMANCE PRESENTS A MIXED PICTURE

The prolonged bear market in international stocks eroded the long-term returns of many international funds, including the returns of some of our funds. In some cases, even after an excellent 2003 fiscal-year performance, our funds generated average annual declines either for the past decade or since their inceptions.

The table below shows that of the two funds with a full decade of performance (the European and Pacific Stock Index Funds), the European Stock Index Fund registered an average annual gain over that period, while two of the four remaining funds--the Emerging Markets and Total International Stock Index Funds--recorded average annual gains since their inceptions. It's important to remember that market cycles can be long, so investors should focus on lengthy periods--a decade or more--when evaluating a fund's performance, particularly with respect to often-more-volatile international funds.

------------------------------------------------------------------------------------------------------------------
                                                                   TOTAL RETURNS TEN YEARS ENDED OCTOBER 31, 2003*
                                            ----------------------------------------------------------------------
                                                        AVERAGE                           FINAL VALUE OF A $10,000
                                                    ANNUAL RETURN                             INITIAL INVESTMENT
                                            ------------------------------------  --------------------------------
                                                             AVERAGE                                       AVERAGE
                                            VANGUARD       COMPETING      TARGET        VANGUARD         COMPETING
INDEX FUND                                      FUND            FUND       INDEX            FUND              FUND
------------------------------------------------------------------------------------------------------------------
European Stock
   Investor Shares                              8.2%            6.7%        8.0%         $21,925           $19,212
Pacific Stock
   Investor Shares                             -2.6            -1.5        -2.5            7,716             8,618
Emerging Markets Stock
   Investor Shares                              2.9             2.2         2.3           13,142            12,323
Total International Stock                       1.2             1.9         1.0           10,929            11,525
Developed Markets                              -7.5            -8.3        -7.5            7,622             7,391
Institutional
   Developed Markets                           -7.8            -8.7        -7.6      7,588,958**       7,327,509**
------------------------------------------------------------------------------------------------------------------
* Since inception for the Emerging  Markets Stock Index Fund (May 4, 1994),  the
Total  International  Stock Index Fund (April 29, 1996),  the Developed  Markets
Index Fund (May 8, 2000),  and the  Institutional  Developed  Markets Index Fund
(June 1, 2000).
**Final value of a $10 million investment.

Although the performances of our shorter-lived funds were disappointing on an absolute basis, these funds posted competitive results relative to their average peer funds, most of which are actively managed. The European Stock, Emerging Markets Stock, Developed Markets, and Institutional Developed Markets Index Funds outpaced their average competitors, while the Pacific and Total International Stock Index Funds lagged theirs.

A SOLID CASE FOR KEEPING INTERNATIONAL FUNDS IN YOUR PORTFOLIO

As the recent years of tumult in the stock market have shown, the greatest certainty in investing is uncertainty. Because no one has yet been able to consistently predict future movements in the markets with accuracy, Vanguard continues to stress the importance of forging a sound, balanced investment plan and sticking to it through good times and bad.

If you are a long-term investor, a reasonable commitment of assets--consistent with your risk tolerance, objectives, and time frame--to one or more low-cost international stock funds may benefit your portfolio. Our International Stock Index Funds have established themselves as competitive choices for value-conscious investors. These funds can add an international flavor and help to diversify and mitigate the risks of a portfolio of U.S. stock funds.

In light of the shocking allegations about market-timing and late trading at some investment management firms, I feel compelled to close this letter with an assurance that Vanguard has policies and procedures in place to identify and deter such behavior. In addition, I have great confidence in the ethics, integrity, and character of the Vanguard crew--values that receive strong institutional support from our client-owned corporate structure, which channels all our efforts into the creation of wealth for our shareholders.

Thank you for your continuing confidence in Vanguard.

Sincerely,


/S/JOHN J. BRENNAN
John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

NOVEMBER 14, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE OCTOBER 31, 2002-OCTOBER 31, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                      --------------------------
                               STARTING        ENDING        INCOME      CAPITAL
INDEX FUND                  SHARE PRICE   SHARE PRICE     DIVIDENDS        GAINS
--------------------------------------------------------------------------------
EUROPEAN STOCK
   Investor Shares               $16.44        $19.93        $0.400       $0.000
   Admiral Shares                 38.61         46.82         0.975        0.000
   Institutional Shares           16.46         19.96         0.425        0.000
--------------------------------------------------------------------------------
PACIFIC STOCK
   Investor Shares               $ 5.90        $ 7.80        $0.067       $0.000
   Admiral Shares                 38.63         51.05         0.473        0.000
   Institutional Shares            5.91          7.81         0.075        0.000
--------------------------------------------------------------------------------
EMERGING MARKETS STOCK
   Investor Shares               $ 7.48        $11.04        $0.122       $0.000
   Institutional Shares            7.49        11.05          0.135        0.000
--------------------------------------------------------------------------------
Total International Stock        $ 7.79        $ 9.84        $0.157       $0.000
--------------------------------------------------------------------------------
Developed Markets                $ 5.80        $ 7.22        $0.116       $0.000
--------------------------------------------------------------------------------
Institutional Developed Markets  $ 5.76        $ 7.16        $0.126       $0.000
--------------------------------------------------------------------------------

FUND PROFILES                                                   AS OF 10/31/2003

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 16.


EUROPEAN STOCK INDEX FUND
--------------------------------------------------------------------
PORTFOLIO CHARACTERISTIC
                                           COMPARATIVE         BROAD
                                    FUND        INDEX*       INDEX**
--------------------------------------------------------------------
Number of Stocks                    558            544         1,746
Turnover Rate                         6%            --            --
Expense Ratio                                       --            --
 Investor Shares                   0.32%
 Admiral Shares                    0.23%
 Institutional Shares              0.17%
Cash Investments                      0%            --            --
--------------------------------------------------------------------

--------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

HSBC Holdings PLC                      3.5%
 (banking)
BP PLC                                  2.9
 (oil)
GlaxoSmithKline PLC                     2.8
 (pharmaceuticals)
Vodafone Group PLC                      2.7
 (cellular telecommunications)
Total SA                                2.2
 (integrated oil)
Royal Dutch Petroleum Co.               2.0
 (energy)
Novartis AG (Registered)                2.0
 (pharmaceuticals)
Nestle SA (Registered)                  1.9
 (food, beverage, and tobacco)
Nokia Oyj                               1.8
 (telecommunications)
AstraZeneca Group PLC                   1.7
 (pharmaceuticals)
--------------------------------------------
Top Ten                                23.5%
--------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             1.00                 1.00    0.93          1.00

Beta                  1.00                 1.00    1.11          1.00
---------------------------------------------------------------------

-------------------------------------------------------
COUNTRY DIVERSIFICATION (% OF PORTFOLIO)

                                            COMPARATIVE
                                  FUND           INDEX*
-------------------------------------------------------
United Kingdom                     39%              39%
France                             14               14
Switzerland                        10               10
Germany                             9                9
Netherlands                         7                7
Italy                               5                5
Spain                               5                5
Sweden                              3                3
Finland                             3                3
Belgium                             1                1
Denmark                             1                1
Ireland                             1                1
Norway                              1                1
Greece                              1                1
-------------------------------------------------------
Total    100%    100%
-------------------------------------------------------

*MSCI Europe Index.
**MSCI All Country World Index Free ex USA.

--------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                 COMPARATIVE         BROAD
                                     FUND             INDEX*       INDEX**
--------------------------------------------------------------------------
Consumer Discretionary                10%                10%           12%
Consumer Staples                      10                 10             8
Energy                                11                 11             9
Financials                            27                 27            26
Health Care                           11                 11             8
Industrials                            7                  7             9
Information Technology                 5                  5             8
Materials                              6                  6             8
Telecommunication Services             9                  9             8
Utilities                              4                  4             4
--------------------------------------------------------------------------

*MSCI Europe Index.
**MSCI All Country World Index Free ex USA.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

PACIFIC STOCK INDEX FUND

--------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                COMPARATIVE          BROAD
                                 FUND                INDEX*        INDEX**
--------------------------------------------------------------------------
Number of Stocks                 470                   465           1,746
Turnover Rate                      3%                   --              --
Expense Ratio                                           --              --
 Investor Shares                0.39%
 Admiral Shares                 0.30%
 Institutional Shares           0.22%
Cash Investments                   0%                   --              --
--------------------------------------------------------------------------

-----------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Toyota Motor Corp.                         3.7%
 (automotive and transport equipment)
Canon, Inc.                                2.0
 (computer hardware)
NTT DoCoMo, Inc.                           1.8
 (telecommunications)
National Australia Bank Ltd.               1.6
 (banking)
BHP Billiton Ltd.                          1.5
 (metals and mining)
Honda Motor Co., Ltd.                      1.5
 (automotive and transport equipment)
Sony Corp.                                 1.5
 (consumer electronics)
Nomura Holdings Inc.                       1.5
 (financial services)
Takeda Chemical Industries Ltd.            1.5
 (pharmaceuticals)
Mitsubishi Tokyo Financial Group Inc.      1.4
 (banking)
-----------------------------------------------
Top Ten                                   18.0%
-----------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.98                 1.00    0.58          1.00
Beta                  1.01                 1.00    0.72          1.00
---------------------------------------------------------------------

-----------------------------------------------
COUNTRY DIVERSIFICATION (% OF PORTFOLIO)

                                    COMPARATIVE
                        FUND             INDEX*
-----------------------------------------------
Japan                    73%                73%
Australia                17                 17
Hong Kong                 6                  6
Singapore                 3                  3
New Zealand               1                  1
-----------------------------------------------
Total                   100%               100%
-----------------------------------------------

---------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                            COMPARATIVE         BROAD
                               FUND              INDEX*       INDEX**
---------------------------------------------------------------------
Consumer Discretionary          19%                 19%           12%
Consumer Staples                 6                   6             8
Energy                           1                   1             9
Financials                      24                  24            26
Health Care                      4                   4             8
Industrials                     14                  14             9
Information Technology          13                  13             8
Materials                       10                  10             8
Telecommunication Services       4                   4             8
Utilities                        5                   5             4
---------------------------------------------------------------------

*MSCI Pacific Index.
**MSCI All Country World Index Free ex USA.

EMERGING MARKETS STOCK INDEX FUND
---------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                            COMPARATIVE         BROAD
                                   FUND          INDEX*       INDEX**
---------------------------------------------------------------------
Number of Stocks                   546              535         1,746
Turnover Rate                       16%              --            --
Expense Ratio                                        --            --
 Investor Shares                  0.53%
 Institutional Shares             0.38%
Cash Investments                     0%              --            --
---------------------------------------------------------------------

-------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Samsung Electronics Co., Ltd.                      6.9%
 (electronics)
Anglo American PLC                                 4.3
 (metals and mining)
Taiwan Semiconductor Manufacturing Co., Ltd.       2.4
 (electronics)
Petroleo Brasileiro SA                             2.3
 (energy)
China Mobile (Hong Kong) Ltd.                      2.1
 (telecommunications)
Teva Pharmaceutical Industries Ltd.                2.0
 (pharmaceuticals)
Telefonos de Mexico SA                             1.8
 (telecommunications)
Kookmin Bank 1.5
 (banking)
Sasol Ltd.                                         1.1
 (chemicals)
United Microelectronics Corp.                      1.1
 (electronics)
-------------------------------------------------------
Top Ten                                           25.5%
-------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             1.00                 1.00    0.79          1.00
Beta                  1.00                 1.00    1.21          1.00
---------------------------------------------------------------------

-------------------------------------------------------
COUNTRY DIVERSIFICATION (% OF PORTFOLIO)
                                            COMPARATIVE
                          FUND                   INDEX*
-------------------------------------------------------
South Korea                19%                      20%
South Africa               16                       16
Taiwan                     16                       16
Brazil                      9                        9
China                       8                        8
Mexico                      8                        7
India                       6                        6
Israel                      4                        4
Thailand                    3                        3
Chile                       2                        2
Turkey                      2                        2
Indonesia                   2                        2
Poland                      1                        1
Hungary                     1                        1
Peru                        1                        0
Philippines                 1                        1
Czech Republic              1                        1
Argentina                   0                        1
-------------------------------------------------------
Total                     100%                     100%
-------------------------------------------------------


*Select Emerging Markets Free Index.
**MSCI All Country World Index Free ex USA.

Emerging Markets Stock Index Fund continues on next page.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

---------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                            COMPARATIVE         BROAD
                                  FUND           INDEX*       INDEX**
---------------------------------------------------------------------
Consumer Discretionary              7%               7%           12%
Consumer Staples                    6                6             8
Energy                              8                7             9
Financials                         17               17            26
Health Care                         3                3             8
Industrials                         6                5             9
Information Technology             20               22             8
Materials                          18               18             8
Telecommunication Services         12               13             8
Utilities                           3                2             4
---------------------------------------------------------------------

*Select Emerging Markets Free Index.
**MSCI All Country World Index Free ex USA.

TOTAL INTERNATIONAL STOCK INDEX FUND
-------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                   FUND
-------------------------------------------------------
Expense Ratio                                        0%
Average Weighted Expense Ratio*                   0.36%
-------------------------------------------------------

---------------------------------------------------
TEN LARGEST HOLDINGS++ (% OF TOTAL NET ASSETS)

HSBC Holdings PLC                              2.1%
 (banking)
BP PLC                                         1.7
 (oil)
GlaxoSmithKline PLC                            1.6
 (pharmaceuticals)
Vodafone Group PLC                             1.6
 (cellular telecommunications)
Total SA                                       1.3
 (integrated oil)
Toyota Motor Corp.                             1.0
 (automotive and transport equipment)
Samsung Electronics Co., Ltd.                  0.7
 (electronics)
Anglo American PLC                             0.4
 (metals and mining)
Taiwan Semiconductor Manufacturing Co., Ltd.   0.2
 (electronics)
China Mobile (Hong Kong) Ltd.                  0.2
 (telecommunications)
---------------------------------------------------
Top Ten                                       10.8%
---------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


-------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE               BROAD
                      FUND              INDEX**    FUND      INDEX+
-------------------------------------------------------------------
R-Squared             1.00                 1.00    1.00        1.00
Beta                  1.01                 1.00    1.02        1.00
-------------------------------------------------------------------

----------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

European Stock Index Fund Investor Shares            62.1%
Pacific Stock Index Fund Investor Shares             27.6
Emerging Markets Stock Index Fund Investor Shares    10.3
----------------------------------------------------------
Total                                               100.0%
----------------------------------------------------------

--------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                             COMPARATIVE       BROAD
                             FUND++              INDEX**      INDEX+
--------------------------------------------------------------------
Consumer Discretionary          12%                  12%         12%
Consumer Staples                 8                    9           8
Energy                           8                    8           9
Financials                      26                   25          26
Health Care                      8                    8           8
Industrials                      9                    9           9
Information Technology           9                    9           8
Materials                        8                    8           8
Telecommunication Services       8                    8           8
Utilities                        4                    4           4
--------------------------------------------------------------------
*For underlying funds.
**Total International Composite Index.
+MSCI All Country World Index Free ex USA.
++Reflects holdings of underlying funds.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

DEVELOPED MARKETS INDEX FUND
-------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                   FUND
-------------------------------------------------------
Expense Ratio                                        0%
Average Weighted Expense Ratio*                   0.34%
-------------------------------------------------------

------------------------------------------------
TEN LARGEST HOLDINGS** (% OF TOTAL NET ASSETS)

HSBC Holdings PLC                           2.4%
 (banking)
BP PLC                                      1.9
 (oil)
GlaxoSmithKline PLC                         1.8
 (pharmaceuticals)
Vodafone Group PLC                          1.8
 (cellular telecommunications)
Total SA                                    1.5
 (integrated oil)
Royal Dutch Petroleum Co.                   1.3
 (energy)
Novartis AG (Registered)                    1.3
 (pharmaceuticals)
Nestle SA (Registered)                      1.2
 (food, beverage, and tobacco)
Toyota Motor Corp.                          1.1
 (automotive and transport equipment)
Canon, Inc.                                 0.6
 (computer hardware)
------------------------------------------------
Top Ten                                    14.9%
------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


-----------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

European Stock Index Fund Investor Shares       69.2%
Pacific Stock Index Fund Investor Shares        30.8
-----------------------------------------------------
Total                                          100.0%
-----------------------------------------------------

---------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                COMPARATIVE           BROAD
                                   FUND**            INDEX+         INDEX++
---------------------------------------------------------------------------
Consumer Discretionary                13%               13%             12%
Consumer Staples                       9                 9               8
Energy                                 8                 8               9
Financials                            27                27              26
Health Care                            9                 9               8
Industrials                            9                 9               9
Information Technology                 7                 7               8
Materials                              7                 7               8
Telecommunication Services             7                 7               8
Utilities                              4                 4               4
---------------------------------------------------------------------------
*For underlying funds.
**Reflects holdings of underlying funds.
+MSCI EAFE Index.
++MSCI All Country World Index Free ex USA.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
-----------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                       FUND
-----------------------------------------------------------
Expense Ratio                                            0%
Average Weighted Expense Ratio*                       0.19%
-----------------------------------------------------------

-------------------------------------------------
TEN LARGEST HOLDINGS** (% OF TOTAL NET ASSETS)

HSBC Holdings PLC                            2.4%
 (banking)
BP PLC                                       1.9
 (oil)
GlaxoSmithKline PLC                          1.8
 (pharmaceuticals)
Vodafone Group PLC                           1.8
 (cellular telecommunications)
Total SA                                     1.5
 (integrated oil)
Royal Dutch Petroleum Co.                    1.3
 (energy)
Novartis AG (Registered)                     1.3
 (pharmaceuticals)
Nestle SA (Registered)                       1.2
 (food, beverage, and tobacco)
Toyota Motor Corp.                           1.1
 (automotive and transport equipment)
Canon, Inc.                                  0.6
 (computer hardware)
-------------------------------------------------
Top Ten                                     14.9%
-------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

-----------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

European Stock Index Fund Institutional Shares        69.2%
Pacific Stock Index Fund Institutional Shares         30.8
-----------------------------------------------------------
Total                                                100.0%
-----------------------------------------------------------

----------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                COMPARATIVE      BROAD
                                   FUND**            INDEX+    INDEX++
----------------------------------------------------------------------
Consumer Discretionary                13%               13%        12%
Consumer Staples                       9                 9          8
Energy                                 8                 8          9
Financials                            27                27         26
Health Care                            9                 9          8
Industrials                            9                 9          9
Information Technology                 7                 7          8
Materials                              7                 7          8
Telecommunication Services             7                 7          8
Utilities                              4                 4          4
----------------------------------------------------------------------

*For underlying funds.
**Reflects holdings of underlying funds.
+MSCI EAFE Index.
++MSCI All Country World Index Free ex USA.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or swap agreements.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                           AS OF 10/31/2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


EUROPEAN STOCK INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

                                     MSCI
            EUROPEAN STOCK    ALL COUNTRY                            AVERAGE
                INDEX FUND    WORLD INDEX            MSCI           EUROPEAN
          INVESTOR SHARES*    FREE EX USA    EUROPE INDEX      REGION FUND**

199310               10000          10000           10000              10000
199401               11028          10778           11065              11035
199404               10816          10553           10813              10929
199407               10798          10804           10793              10764
199410               11100          11184           11175              10913
199501               10665          10138           10731              10347
199504               11778          11068           11865              11317
199507               12863          11483           12874              12248
199510               12654          10973           12690              11931
199601               13194          11835           13271              12403
199604               13690          12422           13774              13347
199607               13868          11888           13857              13268
199610               14880          12132           14907              13963
199701               15936          12226           16009              15250
199704               16609          12529           16661              15633
199707               19138          14321           19096              17210
199710               18821          12723           18780              16809
199801               20597          13089           20588              18179
199804               24240          14548           24240              21766
199807               25608          14366           25496              22583
199810               23187          13345           23111              19406
199901               25285          14531           25241              21713
199904               25698          15636           25610              21723
199907               25204          15952           25022              21416
199910               26182          16716           26004              21486
200001               27575          18009           27345              25747
200004               28457          18120           28165              27217
200007               28447          17682           28079              27050
200010               26568          16370           26249              24178
200101               27269          16412           26984              25042
200104               24648          15000           24398              22459
200107               22643          13714           22387              20588
200110               20470          12290           20252              17918
200201               20627          12460           20475              18629
200204               21582          13317           21417              19629
200207               18545          11626           18317              16991
200210               17644          10952           17441              15539
200301               16996          10718           16800              15413
200304               18371          11289           18169              16502
200307               20187          12670           19930              18101
200310               21925          14282           21655              19212
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2003
                                  ---------------------------------- FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                       YEAR       YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
European Stock Index Fund
 Investor Shares*                    24.27%      -1.11%     8.17%        $21,925
MSCI All Country World Index
 Free ex USA                         30.40        1.37      3.63          14,282
MSCI Europe Index                    24.16       -1.29      8.03          21,655
Average European Region Fund**       23.64       -0.20      6.75          19,212
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                        ONE           SINCE        OF A $250,000
                                       YEAR      INCEPTION+           INVESTMENT
--------------------------------------------------------------------------------
European Stock Index Fund
 Admiral Shares                      24.42%          -0.80%             $245,599
MSCI All Country World Index
 Free ex USA                         30.40            2.36               263,244
MSCI Europe Index                    24.16           -0.93               244,886
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                        ONE           SINCE     OF A $10,000,000
                                       YEAR      INCEPTIONY           INVESTMENT
--------------------------------------------------------------------------------
European Stock Index Fund
 Institutional Shares                24.49%          -6.79%           $7,839,509
MSCI All Country World Index
 Free ex USA                         30.40           -5.75             8,148,079
MSCI Europe Index                    24.16           -6.90             7,807,773
--------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are August 13, 2001, for the Admiral Shares and May 15, 2000, for the Institutional Shares.
NOTES: The fund assesses a 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. See Financial Highlights tables on pages 60 through 62 for dividend and capital gains information.

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003

                        EUROPEAN STOCK
                          INDEX FUND                     MSCI
                       INVESTOR SHARES*             EUROPE INDEX

1994                         11.0                        11.7
1995                         14.0                        13.6
1996                         17.6                        17.5
1997                         26.5                        26.0
1998                         23.2                        23.1
1999                         12.9                        12.5
2000                          1.5                         0.9
2001                        -23.0                       -22.8
2002                        -13.8                       -13.9
2003                         24.3                        24.2
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                           INCEPTION     ONE     FIVE -----------------------
                                DATE    YEAR    YEARS  CAPITAL  INCOME  TOTAL
-----------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND
 Investor Shares*          6/18/1990   27.72%  -0.89%    5.72%   2.15%  7.87%
 Admiral Shares            8/13/2001   27.86  -3.79**       --      --     --
 Institutional Shares      5/15/2000   27.97  -8.72**       --      --     --
-----------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns are since inception.

PACIFIC STOCK INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1993-OCTOBER 31, 2003

                                          MSCI
                PACIFIC STOCK      ALL COUNTRY                          AVERAGE
                   INDEX FUND      WORLD INDEX            MSCI    JAPAN/PACIFIC
             INVESTOR SHARES*      FREE EX USA   PACIFIC INDEX    REGION FUND**


   199310               10000            10000           10000            10000
   199401               10200            10778           10239            11217
   199404               10345            10553           10351            10203
   199407               10706            10804           10714            10471
   199410               10869            11184           10904            10941
   199501                9723            10138            9705             8958
   199504               10622            11068           10631             9507
   199507               10466            11483           10487            10214
   199510                9669            10973            9699             9856
   199601               10677            11835           10708            10348
   199604               11435            12422           11451            10908
   199607               10464            11888           10453            10494
   199610               10057            12132           10027            10191
   199701                8986            12226            8976             9628
   199704                9023            12529            8989             9568
   199707               10274            14321           10234            11193
   199710                8072            12723            8038             8653
   199801                7677            13089            7651             7931
   199804                7356            14548            7332             7803
   199807                6714            14366            6701             7335
   199810                6940            13345            6922             7076
   199901                7513            14531            7495             7788
   199904                8846            15636            8823             9464
   199907                9732            15952            9713            11611
   199910               10503            16716           10437            12735
   200001               11149            18009           11106            14942
   200004               10890            18120           10808            13848
   200007                9979            17682            9921            12344
   200010                9403            16370            9341            10998
   200101                8678            16412            8635            10406
   200104                8629            15000            8390             9537
   200107                7472            13714            7442             8565
   200110                6606            12290            6571             7447
   200201                6043            12460            6102             7386
   200204                6874            13317            6899             7996
   200207                6375            11626            6418             7457
   200210                5769            10952            5813             6475
   200301                5648            10718            5698             6562
   200304                5540            11289            5578             6107
   200307                6450            12670            6434             7301
   200310                7716            14282            7779             8618
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2003
                                  ---------------------------------- FINAL VALUE
                                        ONE        FIVE       TEN   OF A $10,000
                                       YEAR       YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Pacific Stock Index Fund
 Investor Shares*                    33.75%       2.14%    -2.56%       $  7,716
MSCI All Country World Index
 Free ex USA                         30.40        1.37      3.63          14,282
MSCI Pacific Index                   33.82        2.36     -2.48           7,779
Average Japan/Pacific Region Fund**  33.10        4.02     -1.48           8,618
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                        ONE         SINCE          OF A $250,000
                                       YEAR    INCEPTION+             INVESTMENT
--------------------------------------------------------------------------------
Pacific Stock Index Fund
 Admiral Shares                      33.82%         1.75%              $259,816
MSCI All Country World Index
 Free ex USA                         30.40          2.10                 261,802
MSCI Pacific Index                   33.82          2.24                 262,586
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                        ONE         SINCE       OF A $10,000,000
                                       YEAR    INCEPTION+             INVESTMENT
--------------------------------------------------------------------------------
Pacific Stock Index Fund
 Institutional Shares                33.88%        -8.78%            $ 7,275,841
MSCI All Country World Index
 Free ex USA                         30.40         -6.96               7,789,878
MSCI Pacific Index                   33.82         -8.49               7,355,027
--------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are August 13, 2001, for the Admiral Shares and May 15, 2000, for the Institutional Shares.
NOTES: The fund assesses a 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. See Financial Highlights tables on pages 63 through 65 for dividend and capital gains information. * *

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-OCTOBER 31, 2003
--------------------------------------------------------------------------------

                      PACIFIC STOCK
                        INDEX FUND                          MSCI
                     INVESTOR SHARES*                  PACIFIC INDEX

1994                        8.7                              9.0
1995                      -11.0                            -11.0
1996                        4.0                              3.4
1997                      -19.7                            -19.8
1998                      -14.0                            -13.9
1999                       51.3                             50.8
2000                      -10.5                            -10.5
2001                      -29.7                            -29.7
2002                      -12.7                            -11.5
2003                       33.8                             33.8
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                          INCEPTION     ONE      FIVE  -------------------------
                               DATE    YEAR     YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
PACIFIC STOCK INDEX FUND
 Investor Shares*          6/18/1990 22.90%     4.43%    -3.71%    0.87%  -2.84%
 Admiral Shares            8/13/2001 23.17    -0.57**        --       --      --
 Institutional Shares      5/15/2000 23.23   -10.36**        --       --      --
--------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns are since inception.

EMERGING MARKETS STOCK INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MAY 4, 1994-OCTOBER 31, 2003


                                     MSCI ALL          SELECT
           EMERGING MARKETS     COUNTRY WOLRD        EMERGING          AVERAGE
           STOCK INDEX FUND        INDEX FREE         MARKETS         EMERGING
          INVESTOR SHARES**            EX USA     FREE INDEX+   MARKETS FUND++

5/4/1994               9950             10000           10000            10000
  199407              11353             11320           10943            11174
  199410              12607             11718           12032            12325
  199501               9760             10622            9262             9783
  199504              10202             11596            9689            10085
  199507              11238             12031           10703            10471
  199510              10514             11497            9972             9985
  199601              12111             12400           11434            11293
  199604              12439             13014           11741            11741
  199607              11763             12456           11016            10636
  199610              12224             12711           11456            10894
  199701              13379             12809           12575            12468
  199704              13130             13126           12350            12827
  199707              14478             15004           13591            13871
  199710              10591             13330            9970            11240
  199801               9737             13714            9199            10493
  199804              11168             15243           10533            12034
  199807               9015             15052            8510             9508
  199810               8411             13982            7887             7662
  199901               8415             15224            7896             8128
  199904              11088             16382           10314            10064
  199907              11077             16713           10336            10465
  199910              11329             17513           10557            10402
  200001              13320             18868           12462            14055
  200004              12646             18985           11851            13067
  200007              12063             18525           11209            11803
  200010              10617             17151            9885            10113
  200101              11338             17195           10551            10999
  200104              10134             15715            9455             9692
  200107               9387             14368            8755             8740
  200110               8364             12876            7811             7819
  200201              10135             13054            9472             9919
  200204              10912             13953           10208            10793
  200207               9123             12180            8552             8783
  200210               8805             11474            8263             8385
  200301               9132             11229            8563             8999
  200304               9359             11828            8797             9257
  200307              11284             13274           10622            10482
  200310              13141             14963           12448            12323
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2003
                                  ---------------------------------- FINAL VALUE
                                     ONE      FIVE         SINCE    OF A $10,000
                                    YEAR     YEARS     INCEPTION     INVESTMENT
--------------------------------------------------------------------------------
Emerging Markets Stock Index Fund
  Investor Shares**               48.40%     9.22%         2.92%        $13,142
MSCI All Country World Index
  Free ex USA                     30.40      1.37          4.34          14,963
Select Emerging Markets Free
  Index+                          50.65      9.56          2.33          12,448
Average Emerging Markets Fund++   46.96      9.97          2.22          12,323
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                        ONE           SINCE     OF A $10,000,000
                                       YEAR      INCEPTION*           INVESTMENT
--------------------------------------------------------------------------------
Emerging Markets Stock Index Fund
  Institutional Shares**             48.58%           1.45%         $10,495,289
MSCI All Country World Index
  Free ex USA                        30.40            1.18           10,402,898
Select Emerging Markets
  Free IndexY                        50.65            1.94           10,667,456
--------------------------------------------------------------------------------

*Inception dates are May 4, 1994, for the Investor Shares and June 22, 2000, for the Institutional Shares.
**Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions. For the Emerging Markets Stock Index Fund Investor Shares, the figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000; for the Emerging Markets Stock Index Fund Institutional Shares, this fee does not apply.
+Consists of stocks that can be bought free of restrictions in 18 emerging markets of Europe, Asia, Africa, and Latin America. Through April 30, 2003, this index included a cash component (5%) based on the Lipper Money Market average. The index is administered exclusively for Vanguard by MSCI.
++Derived from data provided by Lipper Inc.
NOTES: The fund assesses a 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. See Financial Highlights tables on pages 66 and 67 for dividend and capital gains information.

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 4, 1994-OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                           SELECT
                             EMERGING MARKETS             EMERGING
                             STOCK INDEX FUND              MARKETS
                            INVESTOR SHARES**            FREE INDEX+


1994                              26.7                     20.3
1995                             -16.6                    -17.1
1996                              16.3                     14.9
1997                             -13.4                    -13.0
1998                             -20.6                    -20.9
1999                              34.7                     33.9
2000                              -6.3                     -6.4
2001                             -21.2                    -21.0
2002                               5.3                      5.8
2003                              49.9                     50.6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                            SINCE INCEPTION
                            INCEPTION    ONE    FIVE ---------------------------
                                 DATE   YEAR   YEARS   CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
EMERGING MARKETS STOCK
  Index Fund
    Investor Shares**        5/4/1994  46.39%  10.67%    0.17%    1.93%    2.10%
  Fee-Adjusted Returns+                44.95   10.46     0.17     1.83     2.00
    Institutional Shares    6/22/2000  46.57 -0.88++       --       --       --
  Fee-Adjusted ReturnsY                45.12 -1.17++       --       --       --
--------------------------------------------------------------------------------

*Consists of stocks that can be bought free of restrictions in 18 emerging markets of Europe, Asia, Africa, and Latin America. Through April 30, 2003, this index included a cash component (5%) based on the Lipper Money Market average. The index is administered exclusively for Vanguard by MSCI.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions. (The fund assesses a 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.)
++Returns are since inception.

TOTAL INTERNATIONAL STOCK INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE APRIL 29, 1996-OCTOBER 31, 2003

                                     MSCI ALL
                      TOTAL     COUNTRY WORLD              TOTAL        AVERAGE
              INTERNATIONAL        INDEX FREE      INTERNATIONAL  INTERNATIONAL
          STOCK INDEX FUND*            EX USA  COMPOSITE INDEX**          FUND+

4/29/1996             10000             10000              10000          10000
   199604              9990              9990               9990           9990
   199607              9610              9561               9548           9653
   199610              9795              9758               9747           9896
   199701              9817              9833               9800          10341
   199704             10006             10076               9977          10533
   199707             11414             11517              11335          12005
   199710             10006             10233               9938          10924
   199801             10281             10527              10230          10993
   199804             11403             11701              11348          12733
   199807             11322             11554              11236          12818
   199810             10604             10733              10526          11345
   199901             11462             11687              11392          12200
   199904             12370             12575              12267          13107
   199907             12545             12830              12416          13556
   199910             13164             13444              13008          14033
   200001             14053             14484              13884          15728
   200004             14145             14573              13946          16047
   200007             13714             14221              13505          15624
   200010             12759             13166              12570          14408
   200101             12784             13200              12612          14125
   200104             11833             12064              11606          13130
   200107             10711             11030              10568          11943
   200110              9610              9884               9487          10606
   200201              9629             10021               9543          10542
   200204             10315             10710              10199          11435
   200207              9009              9350               8900           9951
   200210              8476              8808               8373           9257
   200301              8252              8620               8156           8808
   200304              8663              9079               8561           9390
   200307              9740             10190               9598          10385
   200310             10929             11486              10812          11525
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2003
                                  ---------------------------------- FINAL VALUE
                                     ONE      FIVE         SINCE    OF A $10,000
                                    YEAR     YEARS     INCEPTION     INVESTMENT
--------------------------------------------------------------------------------
Total International Stock
  Index Fund*                     28.94%     0.60%         1.19%         $10,929
MSCI All Country World Index
  Free ex USA                     30.40      1.37          1.86           11,486
Total International
  Composite Index**               29.13      0.54          1.05           10,812
Average International Fund+       24.51      0.32          1.91           11,525
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) APRIL 29, 1996-OCTOBER 31, 2003
--------------------------------------------------------------------------------

                         TOTAL                       TOTAL
                    INTERNATIONAL               INTERNATIONAL
                  STOCK INDEX FUND*            COMPOSITE INDEX**

1996                    -2.0                         -2.5
1997                     2.1                          2.0
1998                     6.0                          5.9
1999                    24.1                         23.6
2000                    -3.1                         -3.4
2001                   -24.7                        -24.5
2002                   -11.8                        -11.7
2003                    28.9                         29.1
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.


                                                            SINCE INCEPTION
                           INCEPTION     ONE    FIVE ---------------------------
                                DATE    YEAR   YEARS   CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
Total International Stock
 Index Fund*               4/29/1996  27.98%   1.40%    -1.28%    1.63%    0.35%
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Consists of the MSCI Europe Index (62%), the MSCI Pacific Index (28%), and the Select Emerging Markets Free Index (10%).
+Derived from data provided by Lipper Inc.
NOTES: The fund assesses a 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. See Financial Highlights table on page 68 for dividend and capital gains information.

DEVELOPED MARKETS INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MAY 8, 2000-OCTOBER 31, 2003

                                    MSCI ALL
                DEVELOPED      COUNTRY WORLD                             AVERAGE
                  MARKETS         INDEX FREE         MSCI EAFE     INTERNATIONAL
              INDEX FUND*             EX USA            FUND**            FUND**

5/8/2000            10000              10000             10000             10000
  200007             9890               9879              9827              9992
  200010             9270               9146              9206              9239
  200101             9211               9169              9171              9202
  200104             8561               8380              8469              8372
  200107             7727               7662              7693              7638
  200110             6944               6866              6911              6801
  200201             6816               6961              6826              6867
  200204             7292               7440              7293              7291
  200207             6403               6495              6392              6364
  200210             5999               6119              5998              5936
  200301             5806               5988              5807              5738
  200304             6113               6307              6107              5987
  200307             6820               7078              6794              6641
  200310             7622               7979              7620              7391
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2003
                                  ---------------------------------- FINAL VALUE
                                     ONE             SINCE          OF A $10,000
                                    YEAR         INCEPTION            INVESTMENT
--------------------------------------------------------------------------------
Developed Markets Index Fund*     27.06%            -7.50%               $ 7,622
MSCI All Country World Index
 Free ex USA                      30.40             -6.28                  7,979
MSCI EAFE Index                   27.03             -7.51                  7,620
Average International Fund**      24.51             -8.32                  7,391
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 8, 2000-OCTOBER 31, 2003
--------------------------------------------------------------------------------
                         DEVELOPED
                          MARKETS                  MSCI EAFE
                        INDEX FUND*                   FUND**

2000                      -7.3                        -7.9
2001                     -25.1                       -24.9
2002                     -13.6                       -13.2
2003                      27.1                        27.0
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                            SINCE INCEPTION
                                 INCEPTION     ONE   ---------------------------
                                      DATE    YEAR   CAPITAL   INCOME      TOTAL
--------------------------------------------------------------------------------
Developed Markets Index Fund*     5/8/2000  26.19%   -10.74%    1.44%     -9.30%
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.

NOTES: The fund assesses a 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. See Financial Highlights table on page 69 for dividend and capital gains information.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE JUNE 1, 2000-OCTOBER 31, 2003

                                     MSCI ALL
             INSTITUTIONAL      COUNTRY WORLD                            AVERAGE
         DEVELOPED MARKETS         INDEX FREE        MSCI EAFE     INTERNATIONAL
                INDEX FUND             EX USA            INDEX             FUND*

6/1/2000          10000000           10000000         10000000         10000000
  200007           9830000            9880892          9834342          9905415
  200010           9200000            9147919          9213783          9160108
  200101           9161513            9171425          9178736          9123080
  200104           8500583            8382146          8475333          8299904
  200107           7676962            7663680          7699156          7572251
  200110           6894013            6867679          6916714          6742755
  200201           6767573            6962771          6830963          6808555
  200204           7244308            7441908          7299024          7228386
  200207           6363384            6496638          6396639          6309199
  200210           5969559            6120160          6002893          5885077
  200301           5776512            5989330          5811160          5688547
  200304           6083886            6308619          6111795          5935951
  200307           6794025            7080012          6799473          6584280
  200310           7588958            7980986          7625769          7327509
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2003
                                  ---------------------------------- FINAL VALUE
                                     ONE             SINCE          OF A $10,000
                                    YEAR         INCEPTION            INVESTMENT
--------------------------------------------------------------------------------
Institutional Developed
  Markets Index Fund              27.13%            -7.76%            $7,588,958
MSCI All Country World Index
  Free ex USA                     30.40             -6.39              7,980,986
MSCI EAFE Index                   27.03             -7.63              7,625,769
Average International Fund*       24.51             -8.70              7,327,509
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) JUNE 1, 2000-OCTOBER 31, 2003
--------------------------------------------------------------------------------

                          INSTITUTIONAL
                        DEVELOPED MARKETS                 MSCI EAFE
                            INDEX FUND                     INDEX

2000                          -8.0                         -7.9
2001                         -25.1                        -24.9
2002                         -13.6                        -13.2
2003                          27.1                         27.0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                            SINCE INCEPTION
                                 INCEPTION     ONE   ---------------------------
                                      DATE    YEAR   CAPITAL   INCOME      TOTAL
--------------------------------------------------------------------------------
Institutional Developed Markets
   Index Fund                     6/1/2000   26.48%  -11.17%    1.56%     -9.61%
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
NOTES: The fund assesses a 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. See Financial Highlights table on page 70 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. However, they do not reflect the reduced rates on "qualified dividend income." (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                      PERIODS ENDED OCTOBER 31, 2003

                                     ONE YEAR       FIVE YEARS         TEN YEARS
                                 -----------------------------------------------
EUROPEAN STOCK INDEX FUND
    INVESTOR SHARES*
 Returns Before Taxes                  24.27%           -1.11%             8.17%
 Returns After Taxes on
    Distributions                      23.23            -1.83              7.39
 Returns After Taxes on
    Distributions and Sale of
     Fund Shares                       15.66            -1.30              6.77
--------------------------------------------------------------------------------
PACIFIC STOCK INDEX FUND
    INVESTOR SHARES*
 Returns Before Taxes                  33.75%            2.14%            -2.56%
 Returns After Taxes on
    Distributions                      33.21             1.83             -2.86
 Returns After Taxes on
    Distributions and Sale of
      Fund Shares                      21.84             1.66             -2.27
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000. The funds assess a 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

--------------------------------------------------------------------------------
                                                                           SINCE
                                         ONE YEAR   FIVE YEARS       INCEPTION**
                                       -----------------------------------------
EMERGING MARKETS STOCK INDEX FUND
 INVESTOR SHARES*+
  Returns Before Taxes                     48.40%        9.22%             2.92%
  Returns After Taxes on Distributions     47.69         8.32              2.24
  Returns After Taxes on Distributions
   and Sale of Fund Shares                  31.39        7.42              2.09
--------------------------------------------------------------------------------
TOTAL INTERNATIONAL STOCK INDEX FUND+
  Returns Before Taxes                     28.94%        0.60%             1.19%
  Returns After Taxes on Distributions     27.93        -0.12              0.52
  Returns After Taxes on Distributions
   and Sale of Fund Shares                 18.59         0.08              0.61
--------------------------------------------------------------------------------
DEVELOPED MARKETS INDEX FUND+
  Returns Before Taxes                     27.06%           --            -7.50%
  Returns After Taxes on Distributions     26.06            --            -8.06
  Returns After Taxes on Distributions
   and Sale of Fund Shares                 17.37            --            -6.62
--------------------------------------------------------------------------------
INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
  Returns Before Taxes                     27.13%           --            -7.76%
  Returns After Taxes on Distributions     26.04            --            -8.37
  Returns After Taxes on Distributions
   and Sale of Fund Shares                 17.39            --            -6.86

--------------------------------------------------------------------------------
*Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions.
**Inception dates are May 4, 1994, for the Emerging Markets Stock Index Fund; April 29, 1996, for the Total International Stock Index Fund; May 8, 2000, for the Developed Markets Index Fund; and June 1, 2000, for the Institutional Developed Markets Index Fund.
+Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000. The funds assess a 2% fee on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio. a hypothetical example

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in the funds, using the funds' actual returns and operating expenses for the fiscal year ended October 31, 2003. The cost in dollars is calculated by applying the expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratio for the funds' peer groups, which are derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                                  COST OF $10,000           FUND     PEER GROUP*
                               INVESTMENT IN FUND   EXPENSE RATIO  EXPENSE RATIO
--------------------------------------------------------------------------------
European Stock Index Fund                     $36           0.32%          1.87%
Pacific Stock Index Fund                       46           0.39           2.27
Emerging Markets Stock Index Fund            66**           0.53           2.14
Total International Stock Index Fund           41           0.36+          1.70
Developed Markets Index Fund                   39           0.34+          1.70
Institutional Developed Markets Index Fund     22           0.19+          1.70
--------------------------------------------------------------------------------
*Peer groups are: for the European Stock Index Fund, the Average European Region Fund; for the Pacific Stock Index Fund, the Average Japan/Pacific Region Fund; for the Emerging Markets Stock Index Fund, the Average Emerging Markets Fund; and for the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds, the Average International Fund.
**Does not reflect the 0.5% fee assessed on purchases. If this fee were included, the cost shown would have been higher.
+Average weighted expense ratio, which reflects the expenses of the underlying funds. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds have a 0% direct expense ratio.
Calculations assume that no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratios capture data through year-end 2002.


You can find more information about the funds' expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the funds' prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS                                            AS OF 10/31/2003

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. European, Pacific, and Emerging Markets Stock Index Fund securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by country; the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds list investments in shares of each Vanguard International Stock Index fund. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                        SHARES                    (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
--------------------------------------------------------------------------------
AUSTRIA (0.3%)
  Erste Bank der Oesterreichischen
    Sparkassen AG                                37,787         $         4,178
* Telekom Austria AG                            277,394                   2,947
  OMV AG                                         18,928                   2,420
* Bank Austria Creditanstalt                     50,650                   2,207
* Immofinanz Immobilien
    Anlagen AG                                  261,007                   1,887
  Voestalpine AG                                 30,780                   1,102
  Wienerberger AG                                45,371                     965
  Oesterreichische
    Elektrizitaetswirtschafts AG Class A          6,549                     617
  Flughafen Wien AG                              14,521                     592
  Mayr-Melnhof Karton AG                          5,735                     573
  Boehler-Uddeholm AG                             7,527                     433
* VA Technologies AG                             13,171                     354
* RHI AG                                         23,655                     337
                                                                ----------------
                                                                $        18,612
                                                                ----------------
BELGIUM (1.5%)

  Fortis Group                                1,441,178                  25,701
  Dexia                                         891,757                  14,047
  Electrabel SA                                  41,932                  11,597
  Solvay SA                                      88,649                   6,601
  KBC Bankverzekeringsholding                   125,843                   5,338
  Interbrew                                     209,876                   4,914
  Delhaize Group                                102,220                   4,854
  Groupe Bruxelles Lambert SA                    95,861                   4,630
  Agfa Gevaert NV                               155,485                   3,859
  UCB SA                                        121,455                   3,831
  Colruyt NV                                     23,529                   2,134
* Mobistar SA                                    30,241                   1,519
  Umicore                                        20,130                   1,225
  Bekaert NV                                     20,649                   1,026
  Barco NV                                       11,975                     884
  Omega Pharma SA                                28,537                     879
  Cofinimmo                                       6,544                     816
  D'Ieteren SA                                    3,930                     731
  Compagnie Maritime Belge SA                     4,158                     211
                                                                ----------------
                                                                $        94,797
                                                                ----------------
DENMARK (1.1%)
  Danske Bank A/S                               693,073                  13,982
  Novo Nordisk A/S B Shares                     355,072                  12,771
  AP Moller-Maersk A/S                            1,530                  12,011
  TDC A/S                                       180,045                   5,786

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                        SHARES                    (000)
--------------------------------------------------------------------------------
  Vestas Wind Systems A/S                       144,832         $         3,046
  ISS A/S                                        61,343                   2,926
  Danisco A/S                                    74,598                   2,870
  Novozymes A/S                                  76,534                   2,466
  Group 4 Falck A/S                             105,767                   2,374
* GN Store Nord A/S                             310,740                   2,017
  H. Lundbeck A/S                                97,357                   1,789
* Topdanmark A/S                                 34,303                   1,706
  Coloplast A/S B Shares                         18,812                   1,583
* William Demant A/S                             41,890                   1,425
  Carlsberg A/S B Shares                         32,363                   1,344
  East Asiatic Co. A/S                           28,369                   1,065
  DSV, De Sammensluttede Vognmaend A/S           28,600                   1,006
  Kobenhavns Lufthavne A/S                        8,948                     929
  Bang & Olufsen A/S B Shares                    16,147                     626
* NEG Micon A/S                                  29,325                     422
* FLS Industries A/S B Shares                    39,335                     421
  NKT Holding A/S                                24,110                     411
                                                                ----------------
                                                                $        72,976
                                                                ----------------

FINLAND (2.6%)
  Nokia Oyj                                   6,664,067                 113,187
  UPM-Kymmene Oyj                               689,970                  12,914
  Stora Enso Oyj R Shares                       901,846                  12,267
  Fortum Oyj                                    472,676                   4,358
  Sampo Oyj A Shares                            386,851                   3,256
  TietoEnator Oyj B Shares                      114,269                   3,029
  Kone Corp. B Shares                            49,205                   2,571
* Elisa Oyj Class A                             190,800                   2,274
  Metso Oyj                                     140,337                   1,573
  Outokumpu Oyj A Shares                        122,443                   1,482
  Kesko Oyj                                      81,901                   1,274
  Amer Group Ltd.                                32,606                   1,241
  Uponor Oyj                                     42,206                   1,124
  Orion-Yhtyma Oyj B Shares                      50,399                     970
  Nokian Renkaat Oyj                             12,841                     959
  Wartsila Oyj B Shares                          52,340                     897
* Rautaruuki Oyj                                120,015                     834
  KCI Konecranes Oyj                             19,839                     593
  Pohjola Group PLC D Shares                     25,811                     582
                                                                ----------------
                                                                $       165,385
                                                                ----------------
FRANCE (13.6%)
  Total SA                                      907,054                 140,984
  BNP Paribas SA                              1,120,140                  58,859
  Aventis SA                                    943,976                  49,987
  Carrefour SA                                  795,334                  41,755
  AXA                                         1,960,373                  37,148
  L'Oreal SA                                    469,680                  34,727
  Societe Generale Class A                      447,927                  33,275
* France Telecom SA                           1,345,628                  32,570
  Sanofi-Synthelabo SA                          509,386                  31,534
  Groupe Danone                                 172,021                  25,957
* Alcatel SA                                  1,695,368                  22,370
  STMicroelectronics NV                         812,366                  21,627
  LVMH Louis Vuitton Moet Hennessy              306,247                  21,166
* Vivendi Universal SA                          991,021                  20,818
  L'Air Liquide SA (Registered)                 138,745                  20,565
  Cie. de St. Gobain SA                         425,871                  17,967
  Suez SA                                     1,116,078                  17,905
  Lafarge SA                                    228,110                  16,335
  Schneider Electric SA                         270,243                  15,818
  Renault SA                                    237,820                  15,731
  PSA Peugeot Citroen                           252,739                  10,842
  Credit Agricole SA                            503,504                  10,694
  Accor SA                                      263,258                  10,354
  Pinault-Printemps-Redoute SA                   93,744                   9,552
  Lagardere S.C.A                               174,363                   8,771
  European Aeronautic Defence and Space Co.     397,361                   8,084
  Bouygues SA                                   287,269                   7,815
  Veolia Environnement                          338,998                   7,567
* Cap Gemini SA                                 148,556                   7,487
  Compagnie Generale des Etablissements
    Michelin SA B Shares                        189,548                   7,437
  Pernod Ricard SA                               73,120                   7,055
  Arcelor                                       479,160                   6,835
  Vinci SA                                       92,646                   6,715
  Essilor International SA                      136,102                   6,547
  Pechiney SA                                   103,785                   5,737
* Vivendi Universal SA ADR                      272,160                   5,724
  Thomson SA                                    252,180                   5,312
  Societe Television Francaise 1                163,722                   4,911
  Etablissements Economiques du
    Casino Guichard-Perrachon SA                 52,325                   4,790
  Unibail Company                                56,896                   4,488
  Publicis Groupe SA                            134,867                   4,218
* Wanadoo                                       524,227                   3,900
  Valeo SA                                      102,597                   3,842
  Sodexho Alliance SA                           133,849                   3,501
  Thales SA                                     108,646                   3,132
  Autoroutes du Sud de la France                 96,397                   2,970
* Business Objects SA                            88,393                   2,898
  Gecina SA                                      20,903                   2,620
  Sagem SA                                       25,296                   2,582
  Technip SA                                     25,803                   2,550
  Dassault Systemes SA                           56,316                   2,390
  Hermes International                           12,904                   2,222
  CNP Assurances                                 47,939                   2,186
  Imerys                                         10,907                   2,092
* Atos Origin SA                                 31,190                   2,081

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                        SHARES                    (000)
--------------------------------------------------------------------------------
  Societe BIC SA                                 45,534         $         1,886
  Air France                                    106,647                   1,706
  Klepierre                                      30,687                   1,636
  Zodiac SA                                      55,040                   1,627
* Alstom                                        400,738                   1,276
* Credit Agricole SA Rights  Exp. 11/8/2003     281,000                      65
                                                                ----------------
                                                                $       875,195
                                                                ----------------
GERMANY (9.4%)
  Siemens AG                                  1,112,841                  75,035
  Deutsche Bank AG                              727,651                  47,997
* Deutsche Telekom AG                         2,917,590                  45,959
  SAP AG                                        284,344                  41,370
  E.On AG                                       817,558                  41,325
  Allianz AG                                    380,408                  40,783
  BASF AG                                       754,848                  34,628
  DaimlerChrysler AG (Registered)               867,908                  32,378
  Bayer AG                                      912,516                  21,927
  Muenchener Rueckversicherungs-
    Gesellschaft AG (Registered)                161,657                  19,280
  Volkswagen AG                                 311,437                  15,710
  RWE AG                                        508,061                  14,116
  DaimlerChrysler AG                            327,337                  12,092
  Commerzbank AG                                603,268                  11,922
  Schering AG                                   231,909                  10,830
  Deutsche Post AG                              541,346                  10,415
* Bayerische Hypo-und
    Vereinsbank AG                              472,247                  10,404
* Infineon Technologies AG                      599,717                   8,840
  Metro AG                                      202,162                   8,268
  Deutsche Boerse AG                            147,623                   8,207
  ThyssenKrupp AG                               430,188                   7,177
  Altana AG                                      97,519                   6,146
  Henkel KGaA                                    82,244                   6,049
  Adidas-Salomon AG                              63,344                   5,869
  Continental AG                                167,739                   5,694
  Porsche AG                                     10,965                   5,386
  Linde AG                                      116,136                   5,326
  Volkswagen AG Pfd.                            146,481                   4,988
  Deutsche Lufthansa AG                         266,999                   4,187
  Man AG                                        148,223                   4,108
  Beiersdorf AG                                  35,071                   3,956
  Puma AG                                        22,173                   3,234
  TUI AG                                        172,648                   3,017
  Fresenius Medical Care AG                      48,397                   2,760
* HeidelbergerCement AG                          61,128                   2,612
  Merck KGaA                                     68,741                   2,408
* Qiagen NV                                     184,783                   2,165
* Hypo Real Estate Holding AG                   116,529                   2,032
  Celesio AG                                     42,106                   1,762
* MLP AG                                         83,942                   1,610
  ProSieben Sat.1 Media AG                      101,983                   1,571
  Wella AG                                       19,113                   1,522
  Fresenius Medical Care AG                      36,655                   1,504
  Karstadt Quelle AG                             58,228                   1,447
* EPCOS AG                                       68,352                   1,410
  Douglas Holding AG                             46,899                   1,360
  RWE AG Pfd.                                    55,179                   1,359
* Meunchener Reuckversicherungs-
    Gesellchaft AG                              160,588                   1,327
  Suedzucker AG                                  71,356                   1,201
                                                                ----------------
                                                                $       604,673
                                                                ----------------

GREECE (0.6%)
  National Bank of Greece SA                    263,176                   5,507
  Alpha Credit Bank SA                          200,680                   4,535
  Hellenic Telecommunication
    Organization SA                             351,500                   3,939
  EFG Eurobank Ergasias                         214,729                   3,675
  Greek Organization of
    Football Prognostics                        222,000                   2,736
  Public Power Corp.                             96,000                   2,070
  Coca-Cola Hellenic
    Bottling Co. SA                             105,100                   2,036
  Commercial Bank of Greece SA                   80,160                   1,698
  Vodafone-Panafon SA                           219,210                   1,529
  Titan Cement Co. SA                            39,300                   1,510
  Bank of Piraeus                               160,010                   1,496
  Hellenic Petroleum SA                         144,500                   1,173
  Intracom SA                                   109,080                     751
  Viohalco, Hellenic Copper &
    Aluminum Industry SA                        141,140                     679
  Hellenic Duty Free Shops SA                    33,600                     564
  Technical Olympic SA                          106,599                     525
  Folli-Follie SA                                20,897                     490
  Hellenic Technodomiki Tev SA                   89,500                     472
  Papastratos Cigarettes Co. SA                  22,300                     467
  Aluminum of Greece SA                          10,900                     215
                                                                ----------------
                                                                $        36,067
                                                                ----------------
IRELAND (1.0%)
* Allied Irish Banks PLC                      1,178,926                  17,241
  Bank of Ireland                             1,379,837                  17,003
* CRH PLC                                       732,669                  13,177
  Irish Life & Permanent PLC                    375,331                   5,258
  Kerry Group PLC A Shares                      180,336                   3,145
* Elan Corp. PLC                                441,871                   2,183
* Ryanair Holdings PLC                          220,629                   1,872
* Independent News & Media PLC                  760,277                   1,662
* Grafton Group PLC                             262,762                   1,634
  DCC PLC                                       114,637                   1,539
  Fyffes PLC                                    438,966                     796
  Greencore Group PLC                           219,489                     791

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                        SHARES                    (000)
--------------------------------------------------------------------------------
* Ryanair Holdings PLC ADR                        8,400         $           433
* Waterford Wedgewood PLC                       860,442                     290
* Elan Corp. PLC ADR                             45,229                     232
                                                                ----------------
                                                                $        67,256
                                                                ----------------
ITALY (5.3%)
  ENI SpA                                     3,613,807                  57,388
* Telecom Italia SpA                         12,854,178                  33,548
  Assicurazioni Generali SpA                  1,328,986                  30,591
  Unicredito Italiano SpA                     5,239,232                  25,825
  Telecom Italia Mobile SpA                   5,269,300                  24,319
  ENEL SpA                                    2,946,560                  18,429
  Banca Intesa SpA                            4,927,406                  16,612
  San Paolo-IMI SpA                           1,406,635                  15,829
* Telecom Italia SpA RNC                      8,074,614                  14,005
  Mediaset SpA                                  819,577                   8,280
  Banco Popolare di Verona e
    Novara Scrl                                 516,844                   7,991
* Banche Popolari Unite Scrl                    441,464                   6,724
  Mediobanca Banca di Credito
    Finanziaria SpA                             650,642                   6,543
  Riunione Adriatica di Sicurta SpA             417,030                   6,516
  Alleanza Assicurazioni SpA                    646,197                   6,468
  Finmeccanica SpA                            8,237,130                   5,870
* Fiat SpA                                      616,342                   4,829
* Banca Nazionale del Lavoro (BNL)            2,105,729                   4,798
* Capitalia SpA                               1,700,310                   4,744
  Snam Rete Gas SpA                           1,222,673                   4,605
  Banca Monte dei Paschi di Siena SpA         1,530,529                   4,564
* SEAT Pagine Gialle SpA                      4,494,736                   4,363
  Banca Intesa SpA Non Convertible Risp       1,305,191                   3,277
  Luxottica Group SpA                           189,374                   3,021
  Banca Popolare  di Milano SpA                 535,938                   2,735
  Banca Fideuram SpA                            405,937                   2,548
  Mediolanum SpA                                358,527                   2,505
* Autogrill SpA                                 160,948                   2,038
  Pirelli & C. Accomandita per Azioni         2,514,040                   1,949
  Parmalat Finanziaria SpA                      569,830                   1,775
* Tiscali SpA                                   256,911                   1,708
  Bulgari SpA                                   182,125                   1,647
* FinecoGroup SpA                             2,203,892                   1,555
  Mondadori (Arnoldo)Editore SpA                177,104                   1,359
  Italcementi SpA                               112,396                   1,352
  Gruppo Editoriale L'Espresso SpA              240,954                   1,291
  Benetton Group SpA                             77,164                     918
  Snia SpA                                      417,602                     874
* Telecom Italia SpA                          1,704,730                     739
                                                                ----------------
                                                                $       344,132
                                                                ----------------
NETHERLANDS (7.2%)
  Royal Dutch Petroleum Co.                   2,916,427                 129,413
  Koninklijke (Royal)
    Philips Electronics NV                    1,828,021                  49,282
  ING Groep NV                                2,352,110                  48,837
  Unilever NV                                   794,077                  46,129
* ABN-AMRO Holding NV                         2,102,046                  44,109
  Aegon NV                                    1,710,526                  22,431
* Koninklijke KPN NV                          2,426,808                  18,451
  Akzo Nobel NV                                 377,398                  11,934
* ASML Holding NV                               597,323                  10,368
  TPG NV                                        468,047                  10,093
  Reed Elsevier NV                              873,034                   9,723
  Heineken NV                                   272,302                   9,718
  Verenigde Nederlandse
    Uitgeversbedrijven NV                       309,475                   9,426
* Koninklijke Ahold NV                          905,055                   7,660
  Wolters Kluwer NV                             375,475                   5,277
  DSM NV                                        111,977                   5,134
* Koninklijke Numico NV                         209,188                   4,720
  Rodamco Europe NV                              62,914                   3,211
  Euronext NV                                   128,120                   3,135
  Aegon NV ARS                                  169,466                   2,223
  Corio NV                                       61,747                   2,059
  Vedior NV                                     125,836                   1,814
* IHC Caland NV                                  41,544                   1,772
  Wereldhave NV                                  27,020                   1,699
  Koninklijke Vendex KBB NV                     125,035                   1,539
  Oce NV                                        110,152                   1,462
* ASML Holding (New York)                        38,580                     677
  Hagemeyer NV                                  146,724                     425
                                                                ----------------
                                                                $       462,721
                                                                ----------------
NORWAY (0.7%)
  Norsk Hydro ASA                               203,521                  11,454
  Orkla ASA                                     282,669                   5,926
  Statoil ASA                                   610,450                   5,740
  Telenor ASA                                 1,007,390                   5,484
  Gjensidige NOR ASA                             78,350                   3,213
  DNB Holding ASA                               537,236                   3,138
  Norske Skogindustrier ASA                     148,964                   2,834
  Tomra Systems ASA                             248,910                   1,432
* Tandberg ASA                                  178,012                   1,254
  Schibsted ASA                                  68,888                   1,213
* Storebrand ASA                                211,570                   1,179
  Frontline Ltd.                                 55,077                   1,075
* Aker Kvaerner ASA                              36,248                     592
  Smedvig ASA A Shares                           54,083                     375
                                                                ----------------
                                                                $        44,909
                                                                ----------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                        SHARES                    (000)
--------------------------------------------------------------------------------
PORTUGAL (0.5%)
  Portugal Telecom SGPS SA                    1,302,148         $        10,945
  Electricidade de Portugal SA                2,510,121                   5,690
  Banco Comercial Portugues SA                2,727,636                   5,264
  Brisa-Auto Estradas
    de Portugal SA                              383,071                   2,396
  Banco Espirito Santo SA                       147,082                   2,110
  Banco BPI SA                                  523,785                   1,614
* PT Multimedia-Servicos de Telecomunicacoes e
    Multimedia, SGPS, SA                         66,880                   1,146
  Cimpor-Cimento de Portugal SA                 228,955                   1,011
* Sonae SGPS SA                               1,416,749                     972
* Jeronimo Martins & Filho, SGPS, SA             43,914                     414
                                                                ----------------
                                                                $        31,562
                                                                ----------------

SPAIN (5.0%)
* Telefonica SA                               5,968,936                  74,248
  Banco Santander Central Hispano SA          5,963,685                  57,197
  Banco Bilbao Vizcaya Argentaria SA          4,219,455                  48,415
  Repsol-YPF SA                               1,272,538                  22,191
  Endesa SA                                   1,249,999                  19,836
  Iberdrola SA                                1,066,306                  17,789
  Banco Popular Espanol SA                      220,668                  11,475
  Altadis SA                                    404,252                   9,803
  Telefonica SA ADR                             190,681                   7,131
  Industria de Diseno Textil SA                 302,545                   6,250
  Gas Natural SDG SA                            279,044                   5,362
  Union Fenosa SA                               275,185                   4,447
  Abertis Infraestructuras SA                   306,090                   4,128
  Grupo Dragados SA                             169,545                   3,463
  Acerinox SA                                    67,975                   2,959
  Grupo Ferrovial, SA                            88,065                   2,514
  Fomento de Construc y Contra SA                73,274                   2,390
  ACS, Actividades de
    Construccion y Servicios, SA                 53,724                   2,262
  Acciona SA                                     40,005                   2,100
  Amadeus Global Travel Distribution SA         327,317                   2,055
  Indra Sistemas, SA                            172,782                   1,944
  Sacyr Vallehermoso SA                         137,909                   1,837
  Iberia (Linea Aer Espana)                     635,230                   1,551
* Zeltia SA                                     208,680                   1,482
  Corporacion Mapfre SA                         114,929                   1,432
* NH Hoteles SA                                 116,878                   1,344
  Telefonica Publicidad e Informacion, SA       230,561                   1,161
  Promotora de Informaciones SA                 104,524                   1,159
  Sociedad General de
    Aguas de Barcelona SA                        80,436                   1,059
* Antena 3 Television                            22,262                     727
                                                                ----------------
                                                                $       319,711
                                                                ----------------

SWEDEN (3.2%)
* Telefonaktiebolaget LM
    Ericsson AB Class B                      20,411,542                  35,062
  Nordea AB                                   3,317,876                  20,586
  Hennes & Mauritz
    AB B Shares                                 659,344                  13,988
  Svenska Handelsbanken
    AB A Shares                                 767,136                  13,522
  Svenska Cellulosa
    AB B Shares                                 265,980                  10,041
  TeliaSonera AB                              2,280,858                   9,970
  Sandvik AB                                    306,511                   9,116
  Volvo AB B Shares                             315,425                   8,815
  Electrolux AB Series B                        414,869                   8,510
  Skandinaviska Enskilda
    Banken AB A Shares                          654,442                   7,887
* Tele2 AB B Shares                             131,398                   6,611
  Atlas Copco AB A Shares                       156,369                   5,492
  Securitas AB B Shares                         412,322                   5,074
  Skandia Forsakrings AB                      1,147,144                   4,206
  Assa Abloy AB                                 407,591                   4,023
  SKF AB B Shares                               113,238                   4,006
  Swedish Match AB                              473,754                   3,856
  Skanska AB B Shares                           530,672                   3,673
  Volvo AB A Shares                             134,703                   3,618
  Atlas Copco AB B Shares                        97,361                   3,183
  Nobel Biocare Holding AG                       27,700                   2,475
  Holmen AB                                      67,700                   2,269
  Getinge AB                                     55,800                   2,042
  Eniro AB                                      230,800                   1,849
  Drott AB B Shares                             110,718                   1,795
  Gambro AB A Shares                            239,914                   1,784
  Trelleborg AB B Shares                        106,699                   1,559
* Modern Times Group AB                          72,733                   1,366
  Alfa Laval AB                                  93,490                   1,234
  Billerud Aktiebolag                            85,600                   1,229
  Svenskt Stal AB A Shares                       81,352                   1,189
  Castellum AB                                   57,470                   1,146
  Svenska Handelsbanken
    AB B Shares                                  61,856                   1,051
  Gambro AB B Shares                            137,897                   1,034
  SKF AB A Shares                                28,775                   1,018
* SAS AB                                        103,488                     909
  OM HEX AB                                      75,671                     776
  Hoganas AB B Shares                            38,800                     761
* WM-Data AB Class B                            354,140                     690

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                        SHARES                    (000)
--------------------------------------------------------------------------------
  Axfood AB                                      34,500         $           690
  Svenskt Stal AB                                37,519                     534
  SAPA AB                                        14,100                     307
                                                                ----------------
                                                                $       208,946
                                                                ----------------
SWITZERLAND (10.3%)
  Novartis AG (Registered)                    3,308,848                 126,124
  Nestle SA (Registered)                        560,706                 123,448
  UBS AG                                      1,604,682                  98,538
  Roche Holdings AG                             976,551                  80,809
  Credit Suisse Group (Registered)            1,653,174                  58,248
  Swiss Re (Registered)                         447,539                  28,169
* Zurich Financial Services AG                  199,968                  25,607
  Cie. Financiere Richemont AG                  727,666                  16,375
  Swisscom AG                                    36,839                  10,718
  Adecco SA (Registered)                        180,717                  10,657
  Holcim Ltd. (Registered)                      209,476                   8,816
* ABB Ltd.                                    1,413,597                   8,310
  Syngenta AG                                   148,710                   7,968
  Serono SA Class B                               9,768                   6,744
* CIBA Specialty Chemicals
    AG (Registered)                              94,760                   6,270
  Synthes-Stratec Inc.                            6,104                   5,604
  Roche Holdings AG (Bearer)                     44,432                   5,540
  Swatch Group AG (Bearer)                       46,225                   4,924
  Givaudan SA                                     9,924                   4,474
  SGS Societe Generale de Surveillance Holding
    SA (Registered)                               6,024                   3,401
  Lonza AG (Registered)                          59,737                   2,930
* Clariant AG                                   191,610                   2,698
* Logitech International SA                      59,696                   2,392
  UBS AG                                         35,370                   2,170
  Geberit AG                                      4,900                   2,018
  Unaxis Holding AG                              13,806                   1,804
* Schindler Holding AG (Ptg. Ctf.)                7,555                   1,697
  Swatch Group AG (Registered)                   78,220                   1,669
* Kudelski SA                                    45,887                   1,337
  Kuoni Reisen Holding AG (Registered)            4,280                   1,335
  Valora Holding AG                               5,666                   1,311
  Sulzer AG (Registered)                          4,929                   1,172
                                                                ----------------
                                                                $       663,277
                                                                ----------------
UNITED KINGDOM (37.4%)
  HSBC Holdings PLC                          15,062,892                 226,216
  BP PLC                                     27,254,557                 189,162
  GlaxoSmithKline PLC                         8,315,840                 178,089
  Vodafone Group PLC                         82,942,016                 174,177
  AstraZeneca Group PLC                       2,376,948                 111,649
  Royal Bank of Scotland Group PLC            3,882,395                 104,029
  Shell Transport & Trading Co. PLC          13,428,040                  83,855
  Barclays PLC                                9,077,538                  76,559
  HBOS PLC                                    5,259,498                  61,182
  Lloyds TSB Group PLC                        7,753,753                  53,848
  Diageo PLC                                  4,306,843                  50,648
  Tesco PLC                                  10,060,163                  40,332
  BT Group PLC                               12,047,677                  37,924
  Rio Tinto PLC                               1,480,440                  35,900
  Unilever PLC                                3,845,162                  32,789
  National Grid Transco PLC                   4,278,553                  27,318
  British American Tobacco PLC                2,228,124                  26,940
  BHP Billiton PLC                            3,425,717                  26,901
  Aviva PLC                                   3,134,076                  25,714
  Vodafone Group PLC ADR                      1,177,400                  24,902
  BP PLC ADR                                    575,360                  24,384
  BG Group PLC                                4,907,407                  22,381
  Prudential PLC                              2,817,975                  21,865
* British Sky Broadcasting Group PLC          1,751,226                  19,019
  Centrica PLC                                5,917,772                  18,528
  Cadbury Schweppes PLC                       2,861,720                  18,344
  Compass Group PLC                           3,055,777                  17,618
  Reckitt Benckiser PLC                         832,328                  17,514
  GUS PLC                                     1,401,952                  17,129
  Imperial Tobacco Group PLC                  1,011,816                  16,775
  Legal & General Group PLC                   9,040,867                  15,956
  Marks & Spencer Group PLC                   3,157,964                  15,421
  Kingfisher PLC                              3,167,173                  15,183
  Reed Elsvier PLC                            1,763,565                  13,707
  Boots Group PLC                             1,128,398                  13,643
  BAE Systems PLC                             4,255,056                  13,214
  Scottish & Southern Energy PLC              1,192,920                  12,419
  Amersham PLC                                  974,900                  12,135
  WPP Group PLC                               1,244,234                  11,856
  BAA PLC                                     1,483,578                  11,732
  ScottishPower PLC                           1,961,671                  11,651
  Pearson PLC                                 1,113,209                  11,523
  Smith & Nephew PLC                          1,294,697                  10,288
  Land Securities Group PLC                     650,155                   9,941
  Wolseley PLC                                  806,267                   9,882
  Rentokil Initial PLC                        2,566,750                   9,724
  J. Sainsbury PLC                            2,011,296                   9,668
  Man Group PLC                                 383,748                   9,436
  BOC Group PLC                                 691,831                   9,433
  SABMiller PLC                               1,110,871                   9,383
  InterContinental Hotels Group PLC           1,023,270                   9,286
  Smiths Group PLC                              774,632                   9,221
  3i Group PLC                                  852,413                   8,968
  Reuters Group PLC                           1,997,578                   8,703
  Carnival PLC                                  232,160                   8,017
  Next PLC                                      398,855                   7,987

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
EUROPEAN STOCK INDEX FUND                        SHARES                    (000)
--------------------------------------------------------------------------------
  Granada PLC                                 3,842,373         $         7,645
  Cable and Wireless PLC                      3,300,320                   7,631
  Amvescap PLC                                  934,984                   7,402
  Hilton Group PLC                            2,200,826                   7,245
  Safeway PLC                                 1,467,418                   7,221
  Hanson Building Materials PLC               1,024,126                   7,091
  Scottish & Newcastle PLC                    1,119,098                   6,566
  Rolls-Royce Group PLC                       2,037,340                   6,560
  Dixons Group PLC                            2,700,754                   6,222
  United Utilities PLC                          763,364                   6,105
  British Land Co., PLC                         682,111                   5,987
  Royal & Sun Alliance Insurance Group PLC    4,016,257                   5,981
  Severn Trent PLC                              476,409                   5,724
  Imperial Chemical Industries PLC            1,666,756                   5,480
  LogicaCMG PLC                               1,041,809                   5,427
  The Sage Group PLC                          1,684,722                   5,332
  Exel PLC                                      413,668                   5,324
  Friends Provident PLC                       2,274,816                   5,298
  Whitbread PLC                                 412,400                   5,256
  Tomkins PLC                                 1,077,617                   5,139
  Johnson Matthey PLC                           302,901                   5,048
  Bunzl PLC                                     635,847                   4,963
  Emap PLC                                      358,220                   4,866
  The Peninsular & Oriental Steam Navigation  1,030,796                   4,837
  Hays PLC                                    2,306,458                   4,775
  GKN PLC                                     1,014,369                   4,751
  Rexam PLC                                     639,624                   4,667
  Signet Group PLC                            2,389,073                   4,196
  Daily Mail and General Trust                  427,839                   4,178
  Kelda Group PLC                               544,482                   4,105
* Mitchells & Butlers PLC                     1,024,774                   4,043
  Misys PLC                                     775,061                   3,946
  Rank Group PLC                                825,047                   3,920
  Capita Group PLC                              929,570                   3,900
  Provident Financial PLC                       354,307                   3,887
  RMC Group PLC                                 371,816                   3,880
  Hammerson PLC                                 383,103                   3,871
  BPB PLC                                       680,046                   3,840
  Slough Estates PLC                            579,011                   3,768
  WPP Group PLC ADR                              78,406                   3,762
  Liberty International PLC                     346,407                   3,742
  ScottishPower PLC ADR                         154,280                   3,724
  United Business Media PLC                     471,748                   3,714
  Electrocomponents PLC                         610,358                   3,604
* International Power PLC                     1,552,667                   3,511
  Enterprise Inns PLC                           236,362                   3,391
  William Hill PLC                              588,801                   3,387
  Associated British Ports Holdings PLC         458,690                   3,308
  EMI Group PLC                               1,094,229                   3,250
  Carlton Communications PLC                    886,372                   3,249
  Cobham PLC                                    155,571                   3,110
  Alliance Unichem PLC                          340,852                   3,109
  Taylor Woodrow PLC                            812,544                   3,089
* Yell Group PLC                                632,987                   3,083
  Brambles Industries PLC                       998,760                   3,025
  Tate & Lyle PLC                               571,431                   2,989
* Celltech Group PLC                            383,518                   2,987
* Kesa Electricals PLC                          719,997                   2,981
  Persimmon PLC                                 376,749                   2,970
* George Wimpey PLC                             526,459                   2,921
  FirstGroup PLC                                570,810                   2,918
  IMI PLC                                       493,808                   2,899
  BBA Group PLC                                 632,611                   2,788
* ARM Holdings PLC                            1,428,265                   2,757
  Barratt Developments PLC                      328,934                   2,735
* British Airways PLC                           755,171                   2,666
  Aegis Group PLC                             1,556,279                   2,634
  Canary Wharf Group PLC                        645,714                   2,567
  Invensys PLC                                4,933,887                   2,512
  Cattles PLC                                   457,766                   2,478
  Close Brothers Group PLC                      198,357                   2,434
  MFI Furniture Group PLC                       859,362                   2,366
  Schroders PLC                                 172,736                   2,197
* United Utilities PLC                          441,311                   2,086
  Pilkington PLC                              1,404,506                   2,074
  The Berkeley Group PLC                        157,594                   2,046
  Kidde PLC                                   1,175,206                   2,009
  Stagecoach Group PLC                        1,469,922                   1,939
  Balfour Beatty PLC                            590,097                   1,918
  Serco Group PLC                               601,345                   1,815
  The Davis Service Group PLC                   281,787                   1,812
  Amec PLC                                      412,714                   1,782
  FKI PLC                                       819,845                   1,607
  Novar PLC                                     611,128                   1,374
  SSL International PLC                         265,515                   1,329
  De La Rue Group PLC                           247,334                   1,177
  Securicor PLC                                 743,130                   1,100
  Great Portland Estates PLC                    248,547                     993
  Aggreko PLC                                   358,336                     961
                                                                ----------------
                                                                $     2,405,024
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $5,872,991)                           $     6,415,243
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   FACE                   MARKET
                                                 AMOUNT                   VALUE*
EUROPEAN STOCK INDEX FUND                         (000)                    (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.0%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.05%, 1/20/2004                            $ 3,000         $         2,993
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
    1.06%, 11/3/2003--Note F                    304,454                 304,454
    1.07%, 11/3/2003                             15,758                  15,758
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $323,205)                                                     323,205
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (104.7%)
    (Cost $6,196,196)                                                 6,738,448
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.7%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     28,973
Security Lending Collateral Payable
  to Brokers--Note F                                                   (304,454)
Other Liabilities                                                       (28,357)
                                                                ----------------
                                                                       (303,838)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $     6,434,610
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.7%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)  Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
(Ptg. Ctf.)--Participating Certificate.

--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paid-in Capital                                                 $     6,130,970
Undistributed Net Investment Income                                     136,684
Accumulated Net Realized Losses                                        (376,058)
Unrealized Appreciation (Depreciation)
  Investment Securities                                                 542,252
  Futures Contracts                                                         (57)
  Foreign Currencies and Forward Currency Contracts                         819
--------------------------------------------------------------------------------
NET ASSETS                                                      $     6,434,610
================================================================================

Investor Shares--Net Assets
Applicable to 267,827,524 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $     5,339,100
--------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE--INVESTOR SHARES                  $         19.93
================================================================================

Admiral Shares--Net Assets
Applicable to 9,539,057 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       446,645
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                      $         46.82
================================================================================

Institutional Shares--Net Assets
Applicable to 32,507,258 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       648,865
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $         19.96
================================================================================


See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                         SHARES                    (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.1%)(1)
--------------------------------------------------------------------------------
AUSTRALIA (16.7%)

  National Australia Bank Ltd.                2,096,516         $        45,506
  BHP Billiton Ltd.                           5,194,284                  43,196
  Commonwealth Bank of Australia              1,738,354                  33,920
  Westpac Banking Corp., Ltd.                 2,456,094                  28,145
  Australia & New Zealand Bank Group Ltd.     2,099,897                  26,522
  News Corp. Ltd. Pfd.                        2,768,929                  20,374
  News Corp. Ltd.                             2,029,978                  18,077
  Woolworths Ltd.                             1,419,199                  11,198
  Rio Tinto Ltd.                                433,443                  10,964
  Wesfarmers Ltd.                               523,992                  10,782
  Telstra Corp. Ltd.                          3,033,071                  10,201
  Foster's Group Ltd.                         2,892,647                   9,380
  AMP Ltd.                                    1,971,501                   9,205
  Coles Myer Ltd.                             1,516,445                   8,361
  Insurance Australia Group Ltd.              2,333,152                   7,367
  Westfield Trust (Units)                     3,029,295                   7,158
  Amcor Ltd.                                  1,176,215                   7,094
  Macquarie Bank Ltd.                           283,581                   7,010
  Suncorp-Metway Ltd.                           738,582                   6,797
  Alumina Ltd.                                1,559,141                   6,594
  QBE Insurance Group Ltd.                      871,010                   6,366
  Woodside Petroleum Ltd.                       647,774                   6,081
  Macquarie Infrastructure Group              2,641,979                   5,943
  Westfields Holdings Ltd.                      588,194                   5,931
  Rinker Group Ltd.                           1,315,320                   5,926
* WMC Resources Ltd.                          1,571,559                   5,709
  Stockland                                   1,633,635                   5,622
  General Property Trust                      2,723,605                   5,392
  Australian Gas Light Co., Ltd.                617,756                   4,690
  Brambles Industries Ltd.                    1,337,233                   4,431
  Lend Lease Corp.                              549,302                   4,369
  BHP Steel Ltd.                              1,103,599                   4,244
  Tabcorp Holdings Ltd.                         501,957                   4,128
  Newcrest Mining Ltd.                          452,504                   3,879
  Orica Ltd.                                    384,557                   3,605
  Santos Ltd.                                   804,150                   3,486
  James Hardie Industries NV                    635,463                   3,233
  Boral Ltd.                                    793,437                   3,096
  John Fairfax Holdings Ltd.                  1,141,278                   2,932
  Mirvac Group                                  961,033                   2,905
  Mayne Group Ltd.                            1,089,070                   2,813
  Origin Energy Ltd.                            901,860                   2,752
  CSL Ltd.                                      223,209                   2,692
  Coca-Cola Amatil Ltd.                         625,865                   2,616
  Investa Property Group                      1,855,295                   2,541
  Patrick Corp. Ltd.                            228,799                   2,370
  Centro Properties Group                       834,565                   2,244
  Paperlinx Ltd.                                565,681                   2,035
  Macquarie Goodman Industrial Trust          1,844,630                   2,016
  CSR Ltd.                                    1,296,930                   1,951
  Southcorp Ltd.                                868,795                   1,911
* Transurban Group                              642,993                   1,898
  Harvey Norman Holdings Ltd.                   737,240                   1,758
  Toll Holdings Ltd.                            291,945                   1,732
  Cochlear Ltd.                                  73,034                   1,632
  Publishing & Broadcasting Ltd.                182,462                   1,560
  Australian Stock Exchange Ltd.                137,316                   1,559
  Lion Nathan Ltd.                              395,954                   1,551
  CFS Gandel Retail Trust                     1,684,405                   1,542
  Sonic Healthcare Ltd.                         316,077                   1,539
  Leighton Holdings Ltd.                        186,437                   1,504
  Computershare Ltd.                            584,841                   1,486
  Tab Ltd.                                      585,792                   1,476
  Commonwealth Property Office Fund           1,751,420                   1,442
  Deutsche Office Trust                       1,525,523                   1,202
  OneSteel Ltd.                                 741,599                   1,168
* Australia and New Zealand
    Banking Group Ltd. Rights (11/24/03)        377,248                   1,154
  Ansell Ltd.                                   227,251                   1,116
  Iluka Resources Ltd.                          326,967                   1,083
  Futuris Corp., Ltd.                           738,386                     791
  Aristocrat Leisure Ltd.                       416,504                     700
                                                                ----------------
                                                                $       473,653
                                                                ---------------

HONG KONG (5.7%)
  Hutchison Whampoa Ltd.                      2,960,600                  22,970
  Cheung Kong Holdings Ltd.                   2,093,100                  17,452
  Sun Hung Kai Properties Ltd.                1,831,800                  15,509
  Hang Seng Bank Ltd.                         1,060,246                  13,243
  CLP Holdings Ltd.                           2,512,899                  11,358
  Swire Pacific Ltd. A Shares                 1,291,400                   7,882
  Hong Kong Electric Holdings Ltd.            1,934,400                   7,548
  Hong Kong & China Gas Co., Ltd.             5,104,651                   7,066
  Boc Hong Kong Holdings Ltd.                 3,655,000                   6,330
  Bank of East Asia Ltd.                      1,903,933                   5,688
  Wharf Holdings Ltd.                         1,688,714                   4,251
  Li & Fung Ltd.                              2,185,500                   3,673
  Henderson Land Development Co. Ltd.           839,000                   3,522
* PCCW Ltd.                                   4,475,569                   3,199
  Hong Kong Exchanges & Clearing Ltd.         1,437,000                   3,127
  Johnson Electric Holdings Ltd.              2,036,100                   2,648
  Cathay Pacific Airways Ltd.                 1,377,000                   2,633
  Esprit Holdings Ltd.                          813,000                   2,554
  MTR Corp.                                   1,805,000                   2,452
  Hang Lung Properties Ltd.                   1,620,500                   2,118

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                         SHARES                    (000)
--------------------------------------------------------------------------------
  Yue Yuen Industrial (Holdings) Ltd.           657,500         $         1,863
  Television Broadcasts Ltd.                    388,000                   1,839
  Techtronic Industries Co., Ltd.               628,000                   1,731
  Hopewell Holdings Ltd.                        822,000                   1,365
  Cheung Kong Infrastructure
    Holdings Ltd.                               621,000                   1,347
* Shangri-La Asia Ltd.                        1,338,744                   1,284
  New World Development Co., Ltd.             1,959,697                   1,255
  Hysan Development Co., Ltd.                   855,211                   1,239
  Sino Land Co.                               2,191,600                   1,143
  Giordano International Ltd.                 1,951,108                     879
  ASM Pacific Technology Ltd.                   230,000                     860
  SCMP Group Ltd.                             1,262,546                     618
  SmarTone Telecommunications Ltd.              378,000                     613
  Texwinca Holdings Limited                     700,000                     500
* Hopewell Highway Infrastructure
    Warrants Exp. 8/5/2006                       71,100                      15
                                                                ----------------
                                                                $       161,774
                                                                ----------------
JAPAN (73.2%)
  Toyota Motor Corp.                          3,710,900                 105,654
  Canon, Inc.                                 1,147,000                  55,506
  NTT DoCoMo, Inc.                               23,789                  51,501
  Honda Motor Co., Ltd.                       1,068,300                  42,174
  Sony Corp.                                  1,205,338                  41,992
  Nomura Holdings Inc.                        2,428,000                  41,698
  Takeda Chemical
    Industries Ltd.                           1,161,400                  41,096
  Mitsubishi Tokyo
    Financial Group Inc.                          5,542                  39,828
  Nissan Motor Co., Ltd.                      3,393,400                  38,029
  Matsushita Electric
    Industrial Co., Ltd.                      2,858,945                  37,682
  Tokyo Electric Power Co.                    1,577,400                  33,647
  Nippon Telegraph and
    Telephone Corp.                               7,176                  32,050
  Sumitomo Mitsui
    Financial Group, Inc.                         5,155                  25,931
  Millea Holdings, Inc.                           2,038                  24,285
  Hitachi Ltd.                                3,923,000                  23,052
  East Japan Railway Co.                          4,669                  21,150
* UFJ Holdings Inc.                               4,827                  20,637
  Rohm Co., Ltd.                                146,700                  19,776
* Mizuho Financial Group, Inc.                    7,942                  19,433
  Sharp Corp.                                 1,219,000                  19,194
  Fuji Photo Film Co., Ltd.                     637,000                  18,774
  Shin-Etsu Chemical Co., Ltd.                  493,000                  18,341
  Murata Manufacturing Co., Ltd.                318,800                  18,124
  Ito-Yokado Co., Ltd.                          489,000                  17,970
  Seven Eleven Japan Co. Ltd.                   561,000                  17,758
  Chubu Electric Power Co.                      859,700                  17,243
  NEC Corp.                                   1,930,000                  17,047
  Ricoh Co.                                     868,000                  16,462
  JFE Holdings, Inc.                            631,200                  16,134
  Kansai Electric Power Co., Inc.               921,700                  15,930
  Nippon Steel Corp.                          7,455,000                  15,326
  Kao Corp.                                     743,000                  15,274
  Toshiba Corp.                               3,754,000                  15,059
  Tokyo Electron Ltd.                           205,230                  14,711
  Mitsubishi Corp.                            1,391,000                  14,437
  Softbank Corp.                                276,800                  14,226
  Mitsui Sumitomo Insurance Co.               1,725,530                  14,220
* Fujitsu Ltd.                                2,191,000                  13,732
  Hoya Corp.                                    151,700                  13,730
  Kyocera Corp.                                 223,600                  13,465
  Dai-Nippon Printing Co., Ltd.                 835,000                  12,897
  Mitsubishi Estate Co., Ltd.                 1,336,000                  12,809
  Denso Corp.                                   663,700                  12,588
  Daiwa Securities Group Inc.                 1,643,000                  12,016
  Tokyo Gas Co., Ltd.                         3,474,000                  11,913
  Mitsui & Co., Ltd.                          1,620,000                  11,789
  Bridgestone Corp.                             886,500                  11,612
  Nitto Denko Corp.                             214,600                  11,263
  Mitsubishi Heavy  Industries Ltd.           3,930,000                  10,796
  Central Japan Railway Co.                       1,223                  10,702
  Secom Co., Ltd.                               271,500                  10,619
  Yamanouchi Pharmaceuticals Co., Ltd.          420,700                  10,562
  Aeon Co., Ltd.                                319,000                  10,533
  Nintendo Co.                                  136,000                  10,503
  Mitsubishi Electric Corp.                   2,349,000                  10,491
  TDK Corp.                                     154,900                  10,145
  Fanuc Co., Ltd.                               163,400                   9,825
  Keyence Corp.                                  43,480                   9,563
  Nikko Securities Co., Ltd.                  1,760,000                   9,494
  Tohoku Electric Power Co.                     583,800                   9,463
  Sanyo Electric Co., Ltd.                    2,056,000                   9,426
  Orix Corp.                                    109,800                   9,239
* Resona Holdings Inc.                        6,237,000                   9,134
  Kyushu Electric Power Co., Inc.               551,800                   9,115
  Mitsui Fudosan Co., Ltd.                      959,000                   8,924
  SMC Corp.                                      73,900                   8,893
  Nippon Oil Corp.                            1,762,600                   8,706
  Sompo Japan Insurance Inc.                  1,014,000                   8,394
  Asahi Glass Co., Ltd.                       1,049,000                   8,282
  Asahi Kasei Corp.                           1,678,000                   7,998
  Sankyo Co., Ltd.                              494,600                   7,918
  Ajinomoto Co., Inc.                           762,000                   7,694
  Osaka Gas Co., Ltd.                         2,768,000                   7,654
  NTT Data Corp.                                  1,714                   7,593
  Kirin Brewery Co., Ltd.                       945,000                   7,556

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                         SHARES                    (000)
--------------------------------------------------------------------------------
  Fujisawa Pharmaceutical Co., Ltd.             361,400         $         7,462
  Yamato Transport Co., Ltd.                    545,000                   7,243
  Sumitomo Trust & Banking Co., Ltd.          1,296,000                   7,238
  Konica Minolta Holdings, Inc.                 547,500                   7,196
  Eisai Co., Ltd.                               304,300                   7,141
  Komatsu Ltd.                                1,304,000                   7,058
  Sumitomo Electric Industries Ltd.             820,000                   7,049
  Toppan Printing Co., Ltd.                     765,000                   7,014
  Shionogi & Co., Ltd.                          409,000                   6,864
  Toray Industries, Inc.                      1,628,000                   6,768
  Sekisui House Ltd.                            679,000                   6,664
  Tokyu Corp.                                 1,329,000                   6,588
  Advantest Corp.                                88,400                   6,586
  Sumitomo Corp.                                944,000                   6,552
  Daiwa House Industry Co., Ltd.                605,000                   6,527
  Japan Tobacco, Inc.                               957                   6,390
  Omron Corp.                                   290,000                   6,357
  Olympus Corp.                                 289,000                   6,335
  Itochu Corp.                                1,839,000                   6,206
  Tostem Inax Holding Corp.                     341,408                   6,084
* Kinki Nippon Railway Co.                    1,980,150                   5,962
  Sumitomo Chemical Co.                       1,589,000                   5,926
  Mitsubishi Chemical Corp.                   2,244,000                   5,879
  OJI Paper Co., Ltd.                         1,092,000                   5,811
  Marui Co., Ltd.                               454,000                   5,765
  Shizuoka Bank Ltd.                            813,000                   5,739
  Nippon Unipac Holding                           1,217                   5,734
  Bank of Yokohama Ltd.                       1,325,000                   5,725
  West Japan Railway Co.                          1,503                   5,592
  Daikin Industries Ltd.                        254,000                   5,418
  Promise Co., Ltd.                             119,800                   5,383
* Nikon Corp.                                   354,000                   5,374
  Takefuji Corp.                                 90,390                   5,353
  Nippon Yusen Kabushiki Kaisha Co.           1,254,000                   5,338
  Chugai Pharmaceutical Co., Ltd.               374,400                   5,333
  Pioneer Corp.                                 209,300                   5,217
  JSR Corp.                                     246,000                   5,214
  Daiichi Pharmaceutical Co., Ltd.              335,300                   5,124
  Hirose Electric Co., Ltd.                      40,700                   5,002
  Nippon Express Co., Ltd.                    1,091,000                   4,922
  Kubota Corp.                                1,353,000                   4,874
  Shiseido Co., Ltd.                            464,000                   4,871
  Daido Life Insurance Co.                        1,637                   4,869
  Sumitomo Metal Mining Co.                     704,000                   4,828
  Nidec Corp.                                    47,400                   4,592
  Acom Co., Ltd.                                 99,330                   4,445
  Asahi Breweries Ltd.                          528,000                   4,409
  Stanley Electric Co.                          206,600                   4,398
  Mitsui Chemicals, Inc.                        751,000                   4,386
  Fast Retailing Co., Ltd.                       72,000                   4,375
  Terumo Corp.                                  230,100                   4,374
  Mitsui Osk Lines Ltd.                       1,070,000                   4,351
  Yamaha Corp.                                  212,200                   4,275
  Sumitomo Realty & Development Co.             445,000                   4,129
  Matsushita Electric Works, Ltd.               549,000                   4,125
  Taisho Pharmaceutical Co.                     233,000                   4,021
  Sumitomo Metal Industries Ltd.              4,253,000                   3,946
  Credit Saison Co., Ltd.                       187,400                   3,921
  Kajima Corp.                                1,046,000                   3,920
  Toyoda Automatic Loom Works Ltd.              210,600                   3,889
* Mitsui Trust Holding Inc.                     720,400                   3,833
  Kuraray Co., Ltd.                             498,000                   3,751
  Oriental Land Co., Ltd.                        68,000                   3,736
  Daito Trust Construction Co., Ltd.            120,700                   3,733
  Keio Electric Railway Co., Ltd.               703,000                   3,715
  Chiba Bank Ltd.                               863,000                   3,713
  Taisei Corp.                                1,060,000                   3,683
  Aiful Corp.                                    57,950                   3,664
  Ohbayashi Corp.                               793,000                   3,614
  Alps Electric Co., Ltd.                       210,000                   3,521
* Trend Micro Inc.                              127,000                   3,500
  Konami Corp.                                  114,700                   3,495
  Toto Ltd.                                     408,000                   3,396
  Yokogawa Electric Corp.                       290,000                   3,390
  CSK Corp.                                      89,400                   3,383
  Tobu Railway Co., Ltd.                        965,000                   3,379
  ToneGeneral Sekiyu K.K                        401,000                   3,276
  Yamada Denki Co., Ltd.                        102,200                   3,254
  Teijin Ltd.                                 1,086,000                   3,220
  Mabuchi Motor Co.                              42,000                   3,202
* Oki Electric Industry Co. Ltd.                711,000                   3,150
  Marubeni Corp.                              1,725,000                   3,107
  JAFCO CO., Ltd.                                36,200                   3,095
  Lawson Inc.                                    80,800                   3,087
  Bank of Fukuoka, Ltd.                         729,000                   3,044
  Keihin Electric Express
    Railway Co., Ltd.                           519,000                   3,036
  Mitsui Mining & Smelting Co., Ltd.            745,000                   2,982
  Joyo Bank Ltd.                                925,000                   2,962
  NTN Corp.                                     568,000                   2,961
  Citizen Watch Co., Ltd.                       360,000                   2,950
  Furukawa Electric Co.                         767,000                   2,902
  Seiko Epson Corp.                              79,400                   2,860
  Shimizu Corp.                                 700,000                   2,706
  Fujikura Ltd.                                 449,000                   2,700
  Sekisui Chemical Co.                          546,000                   2,687
  Kaneka Corp.                                  340,000                   2,650

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                         SHARES                    (000)
--------------------------------------------------------------------------------
  THK Co., Inc.                                 129,600         $         2,629
  Takashimaya Co.                               360,000                   2,626
  Uni-Charm Corp.                                56,200                   2,623
  Kyowa Hakko Kogyo Co.                         444,000                   2,617
  Nissin Food Products Co., Ltd.                113,500                   2,607
  Taiheiyo Cement Corp.                       1,046,000                   2,588
  Kawasaki Kisen Kaisha Ltd.                    645,000                   2,587
* Showa Denko K.K                             1,330,000                   2,577
  Ushio Inc.                                    150,000                   2,558
  Oracle Corp. Japan                             43,100                   2,529
  Nippon Mining Holdings Inc.                   690,000                   2,523
  Japan Airlines System Co.                     870,000                   2,501
  NGK Insulators Ltd.                           362,000                   2,473
  Minebea Co., Ltd.                             434,000                   2,471
  Mitsubishi Rayon Co., Ltd.                    663,000                   2,461
  Isetan Co.                                    228,200                   2,362
  NSK Ltd.                                      569,000                   2,345
  77 Bank Ltd.                                  437,000                   2,290
  Casio Computer Co.                            257,000                   2,289
  JGC Corp.                                     266,000                   2,287
  Yakult Honsha Co., Ltd.                       145,000                   2,255
  Hitachi Chemical Co., Ltd.                    139,200                   2,249
  Toyo Seikan Kaisha Ltd.                       192,000                   2,244
  Sankyo Co., Ltd.                               66,700                   2,227
  Toho Co., Ltd.                                178,700                   2,201
  Nippon Meat Packers, Inc.                     216,000                   2,155
  Ube Industries Ltd.                           998,000                   2,142
  Kawasaki Heavy Industries Ltd.              1,681,000                   2,125
  Uny Co., Ltd.                                 204,000                   2,123
  Benesse Corp.                                  85,800                   2,107
  Gunma Bank Ltd.                               477,000                   2,048
  Taiyo Yuden Co., Ltd.                         141,000                   2,039
  Dowa Mining Co. Ltd.                          374,000                   2,021
  Toyoda Gosei Co., Ltd.                         66,700                   1,972
* Mitsubishi Materials Corp.                  1,223,000                   1,969
  Onward Kashiyama Co., Ltd.                    175,000                   1,964
  Shimano, Inc.                                 102,600                   1,960
  Ishikawajima-Harima
    Heavy Industries Co.                      1,425,000                   1,944
  Shimamura Co., Ltd.                            27,400                   1,904
  FamilyMart Co., Ltd.                           86,100                   1,872
  USS Co., Ltd.                                  26,010                   1,848
  Nisshin Seifun Group Inc.                     223,000                   1,828
* Mitsukoshi, Ltd.                              491,000                   1,827
  Kamigumi Co., Ltd.                            280,000                   1,824
  NGK Spark Plug Co.                            216,000                   1,812
  Nomura Research Institute, Ltd.                17,900                   1,799
  Skylark Co., Ltd.                             109,100                   1,797
  Nissan Chemical Industries, Ltd.              203,000                   1,769
  Amada Co., Ltd.                               409,000                   1,767
  Hino Motors, Ltd.                             309,000                   1,765
  Obic Co., Ltd.                                  8,000                   1,761
  Yamaha Motor Co., Ltd.                        155,000                   1,758
  Daimaru, Inc.                                 297,000                   1,751
  Fuji Electric Holdings Co., Ltd.              708,000                   1,745
  Takara Holdings Inc.                          222,000                   1,745
* All Nippon Airways Co., Ltd.                  670,000                   1,725
  Tosoh Corp.                                   615,000                   1,717
  Dai-Nippon Ink & Chemicals, Inc.              861,000                   1,715
  Office Building Fund of Japan Inc.                277                   1,706
* Sega Corp.                                    153,100                   1,695
  Denki Kagaku Kogyo K.K                        557,000                   1,692
  Dentsu Inc.                                       373                   1,679
* Hokugin Financial Group, Inc.               1,061,000                   1,670
  The Suruga Bank, Ltd.                         266,000                   1,667
  TIS Inc.                                       47,200                   1,662
  Net One Systems Co., Ltd.                         221                   1,656
  Kurita Water Industries Ltd.                  136,400                   1,655
  Susuken Co., Ltd.                              52,600                   1,627
  Central Glass Co., Ltd.                       250,000                   1,590
  Meitec Corp.                                   44,100                   1,577
* Sumitomo Heavy Industries Ltd.                702,000                   1,552
  Makita Corp.                                  155,000                   1,537
  Nichii Gakkan Co.                              28,140                   1,531
  Fuji Television Network, Inc.                     285                   1,517
  Toyobo Ltd.                                   749,000                   1,513
  Meiji Seika Kaisha Ltd.                       391,000                   1,508
  Ito En, Ltd.                                   36,800                   1,490
  Daicel Chemical Industries Ltd.               346,000                   1,467
  Aeon Credit Service Co. Ltd.                   31,530                   1,460
  World Co., Ltd.                                53,100                   1,439
  Showa Shell Sekiyu K.K                        178,000                   1,430
  Mitsui Engineering &
    Shipbuilding Co., Ltd.                      899,000                   1,382
  Itochu Techno-Science Corp.                    41,000                   1,376
  Nippon Sheet Glass Co., Ltd.                  444,000                   1,365
  Nishimatsu Construction Co.                   323,000                   1,349
  Ebara Corp.                                   336,000                   1,348
  Aoyama Trading Co., Ltd.                       72,000                   1,336
  Namco Ltd.                                     48,000                   1,323
  Mitsubishi Gas Chemical Co.                   463,000                   1,310
  Koyo Seiko Co., Ltd.                          128,000                   1,304
  Sumitomo Bakelite Co. Ltd.                    212,000                   1,302
  Kikkoman Corp.                                197,000                   1,283
  Shimachu Co.                                   65,200                   1,275
  Nippon Shokubai Co., Ltd.                     182,000                   1,275
  Japan Real Estate Investment Corp.                216                   1,263
  Bandai Co., Ltd.                               47,300                   1,256
  Gunze Ltd.                                    274,000                   1,244
* Dai-Nippon Screen
    Manufacturing Co., Ltd.                     173,000                   1,235

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                         SHARES                    (000)
--------------------------------------------------------------------------------
  Teikoku Oil Co., Ltd.                         266,000         $         1,224
  Hankyu Department Stores, Inc.                165,000                   1,208
* Bandai Co., Ltd.                               45,100                   1,198
  Yamazaki Baking Co., Ltd.                     161,000                   1,192
  Q.P. Corp.                                    146,600                   1,187
  Mitsubishi Logistics Corp.                    135,000                   1,175
  Toyo Suisan Kaisha, Ltd.                      110,000                   1,162
  Seino Transportation Co., Ltd.                160,000                   1,128
  Nichirei Corp.                                334,000                   1,109
  Matsumotokiyoshi Co., Ltd.                     21,600                   1,087
  Hitachi Software
    Engineering Co., Ltd.                        34,400                   1,070
  Meiji Dairies Corp.                           283,000                   1,061
  Nippon Sanso Corp.                            255,000                   1,055
  Tokyo Style Co.                               105,000                   1,044
  Coca-Cola West Japan Co. Ltd.                  55,600                   1,029
  Wacoal Corp.                                  122,000                   1,009
  Asatsu-DK Inc.                                 42,000                   1,003
  Okumura Corp.                                 242,000                     988
  Kokuyo Co., Ltd.                               93,500                     972
* Ashikaga Financial Group, Inc.                958,000                     959
  Sapparo Holdings Ltd.                         342,000                     933
* Comsys Holdings Corp.                         147,000                     919
  Nippon Kayaku Co., Ltd.                       181,000                     917
  House Foods Industry Corp.                     84,100                     910
  Katokichi Co., Ltd.                            56,300                     899
  Hitachi Cable Ltd.                            225,000                     894
  Bellsystem24, Inc.                              3,930                     894
  Mitsumi Electric Co., Ltd.                     84,500                     885
  Sumitomo Osaka Cement Co., Ltd.               476,000                     879
  Nisshinbo Industries, Inc.                    176,000                     879
  Komori Corp.                                   71,000                     877
  Aderans Co. Ltd.                               47,600                     866
  Kinden Corp.                                  182,000                     793
* Anritsu Corp.                                 121,000                     790
  Capcom Co., Ltd.                               59,800                     771
* Ishihara Sangyo Kaisha Ltd.                   375,000                     771
  Autobacs Seven Co., Ltd.                       35,300                     771
  Sanden Corp.                                  139,000                     746
  Tokyo Broadcasting System, Inc.                45,700                     732
  Toda Corp.                                    261,000                     729
  Ariake Japan Co., Ltd.                         22,940                     695
* Kanebo Ltd.                                   530,000                     559
* Snow Brand Milk Products Co.                  171,000                     526
  Kaken Pharmaceutical Co.                      103,000                     519
  Amano Corp.                                    75,000                     515
  Takuma Co., Ltd.                               86,000                     443
  Saizeriya Co., Ltd.                            37,750                     382
                                                                ----------------
                                                                $     2,072,172
                                                                ----------------

NEW ZEALAND (0.7%)
  Telecom Corp. of New Zealand Ltd.           2,642,264                   7,858
  Fletcher Building Ltd.                        591,079                   1,594
  Sky City Entertainment Group Ltd.             283,222                   1,558
  Auckland International Airport Ltd.           342,192                   1,390
  Carter Holt Harvey Ltd.                     1,230,218                   1,383
  Contact Energy Ltd.                           395,789                   1,228
  Fisher & Paykel Healthcare Corp. Ltd.          97,642                     726
  Fisher & Paykel
    Appliances Holdings Ltd.                     75,237                     681
  Independent Newspapers Ltd.                   226,097                     660
  The Warehouse Group Ltd.                      181,541                     636
* Tower Ltd.                                    501,995                     395
* Sky Network Television, Ltd.                  123,773                     393
* Fletcher Challenge
    Forests Ltd. Pfd.                           468,619                     377
  NGC Holdings, Ltd.                            295,686                     320
* Fletcher Challenge Forests Ltd.               232,470                     187
                                                                ----------------
                                                                $        19,386
                                                                ----------------
SINGAPORE (2.8%)
  United Overseas Bank Ltd.                   1,638,567                  12,800
  DBS Group Holdings Ltd.                     1,534,161                  12,602
  Oversea-Chinese
    Banking Corp., Ltd.                       1,344,510                   9,345
  Singapore
    Telecommunications Ltd.                   8,650,612                   8,547
  Singapore Press Holdings Ltd.                 507,455                   5,742
  Singapore Airlines Ltd.                       770,962                   5,358
  Venture Corp. Ltd.                            289,000                   3,137
  Keppel Corp., Ltd.                            742,750                   2,538
  City Developments Ltd.                        613,412                   2,132
  Singapore Technologies
    Engineering Ltd.                          1,785,407                   1,979
  Fraser & Neave Ltd.                           242,900                   1,716
* Neptune Orient Lines Ltd.                   1,151,000                   1,468
* Chartered Semiconductor
    Manufacturing Ltd.                        1,448,000                   1,422
  Capitaland Ltd.                             1,433,300                   1,342
  ComfortDelgro Corp Ltd.                     2,414,000                   1,075
  SembCorp Industries Ltd.                    1,230,419                     933
  Singapore Exchange Ltd.                       941,000                     897
  Creative Technology Ltd.                       70,900                     737
  Singapore Post Ltd.                         1,860,000                     716
  United Overseas Land Ltd.                     459,500                     507
  Cycle & Carriage Ltd.                         146,128                     504
  Keppel Land Ltd.                              460,000                     449
* ST Assembly Test Services Ltd.                341,000                     447
  Parkway Holdings Ltd.                         735,640                     420

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
PACIFIC STOCK INDEX FUND                         SHARES                    (000)
--------------------------------------------------------------------------------
  Haw Par Brothers
    International Ltd.                          166,193         $           418
  Allgreen Properties Ltd.                      647,000                     409
* Datacraft Asia Ltd.                           322,000                     403
  SembCorp Logistics Ltd.                       412,000                     398
  SembCorp Marine Ltd.                          674,000                     387
  Overseas Union Enterprise Ltd.                 92,000                     370
  Singapore Land Ltd.                           161,000                     357
  SMRT Corp. Ltd.                               705,000                     249
  Wing Tai Holdings Ltd.                        436,000                     192
                                                                ----------------
                                                                $        79,996
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,970,457)                           $     2,806,981
--------------------------------------------------------------------------------
                                                   FACE
                                                 AMOUNT
                                                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (8.2%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.05%, 1/20/2004                            $ 1,500                   1,497
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
    1.07%, 11/3/2003                             36,813                  36,813
    1.06%, 11/3/2003--Note F                    194,058                 194,058
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $232,367)                                             $       232,368
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (107.3%)
    (Cost $3,202,824)                                           $     3,039,349
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     16,856
Security Lending Collateral Payable
  to Brokers--Note F                                                   (194,058)
Other Liabilities                                                       (30,741)
                                                                ----------------
                                                                $      (207,943)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $     2,831,406
--------------------------------------------------------------------------------
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 7.1%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2)  Security segregated as initial margin for open futures contracts.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                 $     3,147,469
Undistributed Net Investment Income                                      25,809
Accumulated Net Realized Losses                                        (180,487)
Unrealized Appreciation (Depreciation)
  Investment Securities                                                (163,475)
  Futures Contracts                                                         154
  Foreign Currencies and Forward Currency Contracts                       1,936
--------------------------------------------------------------------------------
NET ASSETS                                                      $     2,831,406
--------------------------------------------------------------------------------

Investor Shares--Net Assets
Applicable to 290,375,406 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $     2,264,675
--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE--INVESTOR SHARES                     $          7.80
================================================================================

Admiral Shares--Net Assets
Applicable to 3,871,634 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       197,654
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                      $         51.05
================================================================================

Institutional Shares--Net Assets
Applicable to 47,248,541 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       369,077
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $          7.81
================================================================================

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.0%)(1)
--------------------------------------------------------------------------------
ARGENTINA (0.5%)
* Petrobas Energia
    Participaciones SA                        2,113,660         $         1,961
* Telecom Argentina
    STET-France Telecom SA                    1,050,885                   1,625
  Tenaris SA                                    555,355                   1,523
  Siderar SA Class A                            229,907                     815
* BBVA Banco Frances SA                         247,270                     557
  Tenaris SA ADR                                 19,234                     523
* Transportadora de Gas Sur SA                  776,755                     507
* Molinos Rio de la Plata SA                    269,496                     464
* Irsa Inversiones y
                   Representaciones SA          349,972                     365
* Petrobras Energia
                   Participaciones SA ADR        31,000                     285
  Solvay Indupa S.A.I.C                         267,938                     219
* Cresud SA                                     143,263                     183
                                                                ----------------
                                                                $         9,027
                                                                ----------------

BRAZIL (9.2%)

  Petroleo Brasileiro SA Pfd.                 1,018,189                  22,362
  Petroleo Brasileiro SA                        738,462                  17,300
  Companhia Vale do Rio
    Doce Pfd. Class A                           358,715                  14,356
  Companhia de Bebidas das
    Americas Pfd.                            58,117,380                  12,420
  Cia Vale do Rio Doce (CVRD)                   253,900                  11,507
  Banco Itau Holding
    Financeira SA Pfd.                      123,189,694                  10,092
  Tele Norte Leste
    Participacoes SA Pfd.                   630,255,575                   8,962
  Banco Bradesco SA Pfd.                  1,849,181,415                   7,807
  Empresa Brasileira
    de Aeronautica SA Pfd.                      789,491                   5,119
  Unibanco-Uniao de Bancos
    Brasileiros SA                          106,789,068                   4,747
  Brasil Telecom
    Participacoes SA Pfd.                   579,676,850                   4,234
  Companhia Siderurgica
    Nacional SA                              92,577,681                   3,808
  Centrais Electricas
    Brasileiras SA                          293,825,668                   3,672
  Companhia Energetica
     de Minas Gerais Pfd.                   237,175,223                   3,512
  Aracruz Celulose SA Pfd.
    B Shares                                  1,111,523                   3,100
  Gerdau SA Pfd.                                174,816                   2,544
* Telesp Celular
    Participacoes SA Pfd.                 1,075,449,892                   2,418
  Centrais Electricas Brasileiras
    SA Pfd. B Shares                        174,807,776                   2,294
  Usiminas-Usinas Siderugicas de
    Minas Gerais SA Pfd. Class A                268,181                   2,145
  Tele Centro Oeste Celular
    Participacoes SA Pfd.                   622,792,937                   1,791
  Souza Cruz SA                                 196,593                   1,778
* Embratel Participacoes
    SA Pfd.                                 535,105,718                   1,750
  Companhia Brasileira de Distribuicao Grupo
    Pao de Acucar Pfd.                       77,472,719                   1,564
  Tele Norte Leste
    Participacoes SA                        129,589,785                   1,461
  Votorantim Celulose e
    Papel SA Pfd.                            26,702,876                   1,452
* Companhia Paranaense
    de Energia-COPEL                        262,465,532                     974
  Companhia de Saneamento Basico do
    Estado de Sao Paulo                      21,666,800                     968
  Sadia SA Pfd.                                 865,938                     912
  Brasil Telecom  Participacoes SA          155,900,538                     910
  Telemig Celular Participacoes SA Pfd.     558,948,347                     898
  Companhia Siderurgica de Tubarao           35,375,900                     845
  Tele Nordeste Celular
    Participacoes SA Pfd.                   537,924,342                     692
  Tele Celular Sul
  Participacoes SA Pfd.                     565,249,700                     666
  Companhia de Tecidos
  Norte de Minas Pfd.                         7,376,668                     501
  Duratex SA Pfd.                            14,022,556                     352
                                                                ----------------
                                                                $       159,913
                                                                ----------------
CHILE (2.4%)
  Empresas Copec SA                           1,177,300                   8,274
  Compania de Telecomunicaciones
    de Chile SA                               1,355,400                   5,218
  Empresas CMPC SA                              258,852                   4,333
* Enersis SA                                 28,543,741                   3,853
* Empresa Nacional de Electricidad SA         8,477,800                   3,277
  Banco Santander Chile SA                  123,087,100                   2,851
  S.A.C.I. Falabella, SA                      1,031,200                   1,845
  Empresa Nacional
    de Telecomunicaciones SA                    248,300                   1,606
  Sociedad Quimica y
    Minera de Chile SA                          317,200                   1,317
  Colburn SA                                  9,890,400                   1,303
  Vina Concha y Toro SA                       1,318,244                   1,274
  Distribucion y Servicio D&S SA                884,400                   1,130

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
  Banco de Chile                             18,882,600         $           860
  Cristalerias de Chile                          73,600                     788
  Embotelladora Andina SA Pfd.
    Class B                                     430,410                     743
  Compania Cervecerias
    Unidas SA                                   165,830                     707
  Embotelladora Andina SA                       390,900                     674
  Compania Acero del
    Pacifico SA (CAP)                           217,500                     476
  Parque Arauco SA                              836,300                     399
  Masisa SA                                   1,194,100                     376
  Empresas Iansa SA                           3,881,340                     149
  Enersis SA ADR                                 17,500                     121
                                                                ----------------
                                                                $        41,574
                                                                ----------------

CHINA (8.3%)
  China Mobile (Hong Kong) Ltd.              12,731,000                  36,149
  PetroChina Co. Ltd.                        36,399,400                  13,241
  China Petroleum &
    Chemical Corp.                           26,045,700                   8,636
  CNOOC Ltd.                                  4,260,800                   8,038
  China Telecom Corp. Ltd.                   20,779,000                   6,890
  CITIC Pacific Ltd.                          2,828,000                   6,591
  Huaneng Power
    International, Inc. H Share               3,880,000                   6,046
  Denway Motors Ltd.                          5,300,000                   4,368
  Legend Group Ltd.                           8,684,000                   4,193
  Cosco Pacific Ltd.                          2,773,000                   3,767
  China Merchants Holdings
    International Co. Ltd.                    2,672,000                   3,613
  China Resources Enterprise Ltd.             2,434,659                   2,869
  Aluminum Corp. of China Ltd.                5,004,000                   2,577
  Brilliance China
    Automotive Holdings Ltd.                  5,716,000                   2,392
  Zhejiang
    Expressway Co., Ltd.                      3,672,000                   2,305
  China Shipping
    Development Co.                           3,370,000                   2,213
  Shanghai Industrial Holding Ltd.              980,000                   1,956
  Yanzhou Coal Mining Co. Ltd.
    H Share                                   2,636,000                   1,935
  Sinotrans Ltd.                              3,734,000                   1,851
  Sinopec Shanghai
    Petrochemical Co. Ltd.                    5,998,000                   1,699
  Beijing Datang Power
    Generation Co. Ltd.                       2,580,000                   1,653
  Jiangsu Expressway Co. Ltd.
     H Share                                  2,800,000                   1,406
  Guangdong Electric Power
    Development Co., Ltd.                     1,744,100                   1,224
  Huadian Power
    International Corp. Ltd.                  3,758,000                   1,222
* China Southern Airlines
    Company Ltd.                              2,984,000                   1,182
  TCL International Holdings Ltd.             3,072,000                   1,157
  Zhejiang Southeast
    Electric Power Co., Ltd.                  1,573,200                   1,117
  Tsingtao Brewery Co., Ltd.                    790,000                   1,027
  The Guangshen
    Railway Co., Ltd.                         3,672,000                   1,017
  China Everbright Ltd.                       1,832,000                   1,009
  Beijing Capital International
    Airport Co., Ltd.                         2,646,000                     980
  China Travel International                  4,880,000                     974
  China Overseas Land &
    Investment Ltd.                           6,398,000                     972
  COFCO International Ltd.                    1,420,000                     878
  Beijing Enterprises Holdings Ltd.             658,000                     775
  Sinopec Yizheng
    Chemical Fibre Co., Ltd.                  3,678,000                     772
  TravelSky Technology Ltd.                     798,000                     750
* China Eastern
    Airlines Corp. Ltd.                       3,878,000                     669
  Jiangxi Copper Co. Ltd.                     1,757,000                     628
  China Pharmaceutical
    Group Ltd.                                1,676,000                     572
  Qingling Motors Co. Ltd.
    H Share                                   2,700,000                     497
  Shenzhen Investment Ltd.                    2,703,000                     386
  Digital China Holdings Ltd.                   958,100                     330
  China Resources Land                        1,952,000                     266
* Eastern Communications
    Co. Ltd.                                    340,000                     164
                                                                ----------------
                                                                $       142,956
                                                                ----------------

CZECH REPUBLIC (0.6%)

  Komercni Banka a.s                             39,108                   3,492
  Ceske Energeticke Zavody a.s                  536,415                   2,748
  Cesky Telecom a.s                             209,783                   2,112
  Philip Morris CR a.s                            2,602                   1,352
* Unipetrol a.s                                 198,102                     452
                                                                ----------------
                                                                $        10,156
                                                                ----------------

HUNGARY (1.2%)
* OTP Bank Rt                                   614,290                   7,526
  MOL Magyar Olaj-es Gazipari Rt                153,654                   4,775
  Magyar Tavkozlesi Rt                        1,215,475                   4,375
  Richter Gedeon Rt                              36,039                   3,706
* Raba Rt                                        22,975                      93
                                                                ----------------
                                                                $        20,475
                                                                ----------------
INDIA (5.8%)
  Reliance Industries Ltd.                    1,444,690                  15,502
  Infosys Technologies Ltd.                     102,595                  10,734
  Hindustan Lever Ltd.                        1,991,280                   7,672
  ICICI Bank Ltd.                             1,110,740                   6,081

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
  Housing Development
    Finance Corp. Ltd.                          467,980         $         5,369
  Ranbaxy Laboratories Ltd.                     182,180                   3,952
  Satyam Computer Services Ltd.                 579,280                   3,913
  ITC Ltd.                                      180,110                   3,452
  Dr. Reddy's Laboratories Ltd.                 118,150                   3,116
  State Bank of India                           242,582                   2,592
  HDFC Bank Ltd.                                366,570                   2,559
  Hindalco Industries Ltd.                       95,100                   2,305
  Wipro Ltd.                                     77,480                   2,297
  Larsen & Toubro Ltd.                          246,200                   2,210
  Tata Motors Ltd.                              250,530                   2,070
  Tata Iron and Steel Company Ltd.              227,960                   1,803
  Grasim Industries Ltd.                         89,170                   1,689
  Hero Honda Motors Ltd.                        204,850                   1,598
  Gail India Ltd.                               434,300                   1,560
  Hindustan Petroleum
    Corporation Ltd.                            211,100                   1,533
  Bajaj Auto Ltd.                                75,420                   1,523
  Bharat Heavy Electricals Ltd.                 129,060                   1,371
* Maruti Udyog Ltd.                             183,500                   1,309
  Zee Telefilms Ltd.                            418,850                   1,264
  Bharat Petroleum Corp. Ltd.                   156,580                   1,186
  Mahanagar Telephone Nigam Ltd.                490,950                   1,174
  Cipla Ltd.                                     37,250                   1,067
  Gujarat Ambuja Cements Ltd.                   146,970                     819
  Mahindra & Mahindra Ltd.                      104,970                     792
  Nestle India Ltd.                              59,580                     744
  Sun Pharmaceutical
    Industries Ltd.                              58,930                     697
  Bank of Baroda                                156,950                     662
  Tata Power Company Ltd.                       124,340                     647
  Associated Cement
    Companies Ltd.                              100,900                     477
  GlaxoSmithKline
    Pharmaceuticals (India) Ltd.                 44,300                     467
  Asian Paints (India) Ltd.                      72,775                     439
  Videsh Sanchar Nigam Ltd.                     154,300                     414
  Indian Hotels Company Ltd.                     45,270                     352
  Tata Tea Ltd.                                  55,000                     320
  ABB (India) Ltd.                               27,270                     316
  Castrol (India) Ltd.                           72,980                     305
  Colgate-Palmolive (India) Ltd.                 88,800                     269
  Digital Globalsoft Ltd.                        20,880                     254
  Punjab Tractors Ltd.                           46,420                     200
  Britannia Industries Limited                   14,900                     187
  GlaxoSmithKline Consumer
    Healthcare Ltd.                              26,735                     172
  GTL Ltd.                                      121,047                     148
                                                                ----------------
                                                                $        99,582
                                                                ----------------
INDONESIA (1.6%)
  PT Telekomunikasi
    Indonesia Tbk                            13,088,584                   9,243
  PT Hanjaya Mandala
     Sampoerna Tbk                            7,493,000                   3,836
* PT Astra International Tbk                  5,766,400                   2,952
* PT Central Bank Asia Tbk                    5,489,180                   2,277
  PT Gudang Garam Tbk                         1,255,500                   1,943
  PT Indonesian
    Satellite Corp. Tbk                       1,216,000                   1,710
* PT Bank Mandiri                            10,555,800                   1,180
  PT Indofood Sukses
    Makmur Tbk                               11,300,252                     931
  PT Ramayana Lestari
    Sentosa Tbk                               1,260,760                     697
  PT Bank Indonesia Tbk                      16,592,740                     547
  PT Kalbe Farma Tbk                          5,412,348                     510
  PT Bimantara Citra Tbk                      1,036,752                     378
  PT Semen Gresik Tbk                           369,232                     365
  PT Tempo Scan Pacific Tbk                     436,456                     303
  PT Aneka Tambang Tbk                        1,800,315                     244
  PT Astra Agro Lestari Tbk                   1,194,680                     243
  PT Matahari Putra Prima Tbk                 2,933,816                     173
* PT Bhakti Investama Tbk                     3,199,500                     121
                                                                ----------------
                                                                $        27,653
                                                                ----------------
ISRAEL (3.9%)
  Teva Pharmaceutical
    Industries Ltd.                             592,990                  34,249
* Check Point Software
    Technologies Ltd.                           478,090                   8,123
* Bank Hapoalim Ltd.                          1,933,563                   4,075
* Bank Leumi Le-Israel                        1,477,209                   2,315
  Bezeq Israeli Telecommunication
    Corp., Ltd.                               1,863,390                   1,960
* Orbotech Ltd.                                  81,075                   1,926
  Israel Chemicals Ltd.                       1,236,667                   1,621
  Makhteshim-Agan
    Industries Ltd.                             438,646                   1,346
* M-Systems Flash Disk
    Pioneers Ltd.                                61,625                   1,220
  IDB Development Corp. Ltd.                     58,852                   1,185
  Elbit Systems Ltd.                             52,604                     948
  Discount Investment Corp. Ltd.                 36,333                     809
* United Mizrahi Bank Ltd.                      260,596                     792
* NICE Systems Ltd.                              34,300                     757
  Migdal Insurance Holdings Ltd.                533,428                     700
* ECI Telecom Ltd.                              141,465                     700
* Israel Discount Bank Ltd.                     879,436                     691
* Koor Industries Ltd.                           25,156                     663
* Audiocodes Ltd.                                75,000                     643
* Clal Industries Ltd.                          157,466                     603

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
  CLAL Insurance Enterprise
    Holdings Ltd.                                32,897         $           556
  Super Sol Ltd.                                244,687                     542
  Elite Industries Ltd. -ILS 5 Par               10,966                     402
  The Israel Corp. Ltd.-ILS 1 Par                 3,351                     361
* Matav-Cable Systems Media Ltd.                 29,475                     212
  Blue Square-Israel Ltd.                        24,020                     207
                                                                ----------------
                                                                $        67,606
                                                                ----------------
MEXICO (7.6%)
  Telefonos de Mexico SA
    Series L                                 13,592,259                  21,906
  America Movil SA de CV
    Series L                                 14,210,498                  16,891
  Cemex SA CPO                                2,845,132                  13,656
  Grupo Televisa SA CPO                       5,577,122                  10,713
  Wal-Mart de Mexico SA                       3,530,942                   9,846
  Telefonos de Mexico SA
    Series A                                  5,555,377                   8,964
* Grupo Financiero BBVA
    Bancomer, SA de CV Class B                8,806,156                   7,474
  America Movil SA de CV
    Series A                                  5,555,377                   6,603
  Fomento Economico
    Mexicano UBD                              1,653,954                   5,875
  Wal-Mart de Mexico SA de CV                 1,356,390                   3,531
  Grupo Modelo SA                             1,345,381                   3,381
  Kimberly Clark de Mexico
    SA de CV Series A                         1,301,132                   3,152
  Grupo Carso SA de CV Series A1                662,396                   2,245
  Alfa SA de CV Series A                        610,631                   1,736
  TV Azteca SA CPO                            3,101,600                   1,570
  Grupo Financerio Banorte
    SA de CV                                    446,700                   1,454
* Grupo Mexico SA de CV                         809,019                   1,419
* Coca-Cola Femsa SA de CV                      703,822                   1,412
  Tenaris SA                                    450,275                   1,251
  Grupo Elektra SA                              241,888                   1,203
* Corporacion Interamericana
    de Entretenimiento SA de CV                 628,093                   1,093
  Grupo Aeroportuario
    del Sureste SA de CV                        564,100                     987
  Grupo Bimbo SA                                603,809                     919
* Consorcio ARA SA de CV                        334,100                     910
  Industrias Penoles SA Series CP               249,739                     705
  Controladora Comercial
    Mexicana SA de CV (Units)                   826,271                     688
  Grupo Continental SA                          384,722                     530
  Vitro SA                                      388,060                     289
                                                                ----------------
                                                                $       130,403
                                                                ----------------
PERU (0.6%)
  Compania de Minas
    Buenaventura S.A.u                          218,264                   5,166
  Credicorp Ltd.                                133,334                   1,413
  Southern Peru Copper Corp.                     35,550                     995
  Minsur SA                                     509,515                     700
  Edegel SA                                   1,677,026                     580
  Union de Cervecerias Backus
    y Johnston SAA                            1,365,932                     362
  Luz del Sur SAA                               276,723                     319
  Compania de Minas
    Buenaventura SAA ADR                         6,200                      295
                                                                ----------------
                                                                $         9,830
                                                                ----------------
PHILIPPINES (0.6%)
* Philippine Long Distance
    Telephone Co.                               110,196                   1,524
  Bank of Philippine Islands                  1,696,300                   1,395
  Ayala Land, Inc.                           10,851,071                   1,275
  Globe Telecom, Inc.                            79,400                   1,134
  SM Prime Holdings, Inc.                     7,983,120                   1,039
  San Miguel Corp. Class B                      777,313                     878
  Ayala Corp.                                 8,853,300                     816
* Metropolitan Bank & Trust Co.               1,261,985                     627
* ABS-CBN Broadcasting Corp.                    722,200                     372
* Equitable PCI Bank, Inc.                      545,400                     365
* Manila Electric Co.                           808,693                     300
  Jollibee Foods Corp.                          705,800                     223
* Filinvest Land, Inc.                        8,028,518                     165
  Petron Corp.                                4,364,146                     163
* Megaworld Corp.                             7,030,000                     147
                                                                ----------------
                                                                $        10,423
                                                                ----------------

POLAND (1.4%)

  Telekomunikacja Polska SA                   1,447,008                   5,068
  Bank Polska Kasa Opieki
    Grupa Pekao SA                              170,297                   4,864
  Polski Koncern Naftowy SA                     760,534                   4,855
  Bank Przemyslowo Handlowy
    PBK SA                                       22,383                   1,940
* KGHM Polska Miedz SA                          286,119                   1,841
* Prokom Software SA                             21,178                     984
  Bank Zachodni WBK SA                           47,000                     946
* Agora SA                                       62,016                     764
* Bank Rozwoju Eksportu SA                       28,779                     670
  Frantschach Swiecei SA                         31,834                     620
  Grupa Kety SA                                  20,700                     612
  Orbis SA                                       63,650                     436
* Computerland SA                                13,954                     269
* Budimex SA                                     26,700                     237
* Softbank SA                                    28,490                     212
  Przedsiebiorstwo
    Farmaceutyczne JELFA SA                      10,791                     141
                                                                ----------------
                                                                $        24,459
                                                                ----------------

SOUTH AFRICA (15.6%)
  Anglo American PLC                          3,615,869                  73,602
  Sasol Ltd.                                  1,469,673                  19,184

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
  Old Mutual PLC                              8,924,052         $        15,272
  Impala Platinum Holdings Ltd.                 163,629                  15,034
  Gold Fields Ltd.                              972,204                  13,890
  Standard Bank Group Ltd.                    2,583,674                  12,519
  Anglogold Ltd.                                288,564                  11,158
* MTN Group Ltd.                              2,778,978                   9,955
  Firstrand Ltd.                              7,761,224                   9,174
  Harmony Gold Mining Co., Ltd.                 567,100                   8,718
  Sanlam Ltd.                                 6,862,090                   8,459
  Anglo American Platinum Corp.                 194,674                   8,329
  Sappi Ltd.                                    556,275                   7,038
  Bidvest Group Ltd.                            772,908                   4,708
  Tiger Brands Ltd.                             433,390                   4,607
  Barloworld Ltd.                               526,615                   4,567
  Imperial Holdings Ltd.                        421,494                   3,698
* Telkom South Africa Ltd.                      435,700                   3,381
  Nedcor Ltd.                                   353,847                   3,233
  Naspers Ltd.                                  653,860                   3,082
  Nampak Ltd.                                 1,496,433                   2,817
  Liberty Group Ltd.                            354,906                   2,733
  Anglovaal Industries Ltd.                     881,900                   2,213
  Woolworths Holdings Ltd.                    2,305,146                   2,140
* Network Healthcare
    Holdings Ltd.                             2,953,100                   1,884
* Dimension Data Holdings PLC                 3,261,805                   1,807
  Iscor Ltd.                                    512,765                   1,710
  JD Group Ltd.                                 324,172                   1,538
  Truworths International Ltd.                1,243,297                   1,524
  African Bank Investments Ltd.               1,237,707                   1,481
  Foschini Ltd.                                 562,010                   1,439
  Investec Ltd.                                  85,654                   1,338
* Metro Cash & Carry Ltd.                     4,187,315                   1,306
  New Africa Capital Ltd.                     1,330,825                   1,293
  Alexander Forbes Ltd.                         761,500                   1,194
  Pick'n Pay Stores Ltd.                        552,082                   1,193
  Shoprite Holdings Ltd.                      1,003,057                   1,093
  Tongaat-Hulett Group Ltd.                     133,645                     640
                                                                ----------------
                                                                $       268,951
                                                                ----------------
SOUTH KOREA (19.7%)
  Samsung Electronics Co., Ltd.                 298,330                 118,475
  Kookmin Bank                                  720,509                  26,300
  Posco                                         120,800                  14,086
  SK Telecom Co., Ltd.                           74,940                  13,234
  Hyundai Motor Co. Ltd.                        363,510                  12,117
  KT Corp.                                      300,320                  11,952
  Korea Electric Power Corp.                    608,290                  11,744
  Samsung Electronics Co., Ltd. Pfd.             53,020                  10,528
  Samsung SDI Co. Ltd.                           88,320                   9,104
  Shinhan Financial Group Ltd.                  450,890                   6,477
  Posco ADR                                     207,000                   5,999
  LG Electronics Inc.                           115,631                   5,989
  Hyundai Mobis                                 142,600                   5,506
  Samsung Fire & Marine
    Insurance Co.                                88,460                   5,053
  Shinsegae Co. Ltd.                             24,814                   4,980
  Samsung Electro-Mechanics Co.                 142,400                   4,825
  LG Chem Ltd.                                  106,932                   4,292
  KT & G Corp.                                  214,510                   4,133
* Daewoo Shipbuilding &
    Marine Engineering Co., Ltd.                228,950                   3,076
* Hyundai Heavy
    Industries Co., Inc.                        107,530                   3,053
  Kangwon Land Inc.                             238,230                   3,009
* Samsung
    Electronics Co., Ltd. GDR                    14,000                   2,780
  Kia Motors                                    395,140                   2,771
  Samsung Securities Co. Ltd.                   127,470                   2,725
  Samsung Corp.                                 355,480                   2,625
  S-Oil Corp.                                   107,430                   2,501
  Hana Bank                                     141,358                   2,460
  CJ Corp.                                       40,170                   2,006
  LG Investment &
    Securities Co. Ltd.                         219,150                   1,935
  Samsung Heavy
    Industries Co. Ltd.                         414,810                   1,921
  Daelim Industrial Co.                          66,210                   1,690
  Hankook Tire Co. Ltd.                         228,760                   1,579
  Hite Brewery Co., Ltd.                         20,290                   1,543
  Amorepacific Corporation                       10,970                   1,506
* NCsoft Corp.                                   27,895                   1,485
  LG Petrochemical Co., Ltd.                     63,290                   1,444
  Daishin Securities Co.                         98,750                   1,423
  LG Engineering &
    Construction Co., Ltd.                       83,440                   1,336
  Honam Petrochemical Corp.                      33,280                   1,333
* Hyundai Securities Co.                        237,310                   1,331
* Korea Exchange Bank                           320,730                   1,321
  Hanjin Shipping Co., Ltd.                      92,020                   1,298
  Cheil Industrial, Inc.                        105,370                   1,238
  Korean Air Co. Ltd.                            90,298                   1,205
* Daum Communications Corp.                      24,858                   1,162
  Nong Shim Co. Ltd.                              7,634                   1,116
  Kumkang Korea Chemical Co., Ltd.               12,330                   1,041
  S1 Corp.                                       48,770                   1,022
  Cheil Communications Inc.                       8,160                   1,000
  LG Card Co., Ltd.                              89,320                     909
  Hyundai Department  Store Co., Ltd.            34,308                     868
* Daewoo Securities Co., Ltd.                   227,030                     859
  Yuhan Corp.                                    14,454                     794
  Dae Duck Electronics Co.                       83,173                     766
  LG Cable Ltd.                                  50,070                     668

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
  Humax Co., Ltd.                                59,696         $           641
* Shinhan Good Morning
    Securities Co., Ltd.                        153,438                     635
  LG Household & Health Care Ltd.                24,932                     566
  Hyosung Corp.                                  56,623                     521
  Samsung Fine Chemicals Co., Ltd.               41,030                     520
  Poongsan Corp.                                 50,700                     433
* Donqwon Financial Holding Co. Ltd.             84,503                     366
                                                                ----------------
                                                                $       339,275
                                                                ----------------

TAIWAN (14.6%)
  Taiwan Semiconductor
    Manufacturing Co., Ltd.                  20,977,944                  41,369
  United Microelectronics Corp.              20,867,794                  19,102
  Hon Hai Precision
    Industry Co., Ltd.                        2,605,660                  11,657
  Nan Ya Plastic Corp.                        6,804,199                   9,072
  MediaTek Incorporation                        746,050                   7,686
  Formosa Plastic Corp.                       4,968,816                   7,605
  China Steel Corp.                           8,544,070                   6,891
  Chinatrust Financial Holding                6,571,332                   6,828
  Cathay Financial Holding Co.                4,046,980                   6,671
  Formosa Chemicals &
    Fibre Corp.                               4,095,624                   6,510
  Mega Financial
    Holding Co. Ltd.                         10,400,224                   6,428
  Fubon Financial
    Holding Co., Ltd.                         5,352,100                   5,640
  AU Optronics Corp.                          4,128,500                   5,565
  China Development
    Financial Holding Corp.                  11,349,684                   4,894
  Asustek Computer Inc.                       1,972,175                   4,702
  Quanta Computer Inc.                        1,613,580                   4,393
  Chunghwa Telecom Co., Ltd.                  2,742,000                   4,318
  Acer Inc.                                   2,873,304                   4,229
  Advanced Semiconductor
    Engineering Inc.                          3,667,530                   3,400
* First Financial Holding Co., Ltd.           5,008,000                   3,361
  Compal Electronics Inc.                     2,150,710                   3,260
* Hau Nan Financial
    Holdings Co., Ltd.                        3,670,532                   2,809
  Taiwan Cellular Corp.                       3,026,360                   2,717
  Taishin Financial Holdings                  3,723,000                   2,641
* Winbond Electronics Corp.                   5,146,000                   2,575
  BENQ Corp.                                  1,890,968                   2,421
  Lite-On Technology Corp.                    2,201,909                   2,385
  SinoPac Holdings                            4,322,491                   2,341
* Chang Hwa Commercial Bank                   4,625,880                   2,315
* CMC Magnetics Corp.                         2,824,700                   2,128
* Chunghwa Picture Tubes, Ltd.                4,533,000                   2,055
  Pou Chen Corp.                              1,725,542                   1,981
  Uni-President Enterprises Co.               4,404,590                   1,815
  Delta Electronics Inc.                      1,355,177                   1,731
  Via Technologies Inc.                       1,156,047                   1,718
  China Motor Co., Ltd.                         879,826                   1,670
  Inventec Co., Ltd.                          2,388,830                   1,575
* Ritek Corp.                                 2,237,500                   1,574
  Yulon Motor Co., Ltd.                       1,190,040                   1,573
  Far Eastern Textile Ltd.                    2,818,627                   1,560
* Yageo Corp.                                 3,208,520                   1,530
* Siliconware Precision
    Industries Co.                            1,530,300                   1,464
  Yang Ming Marine Transport                  1,441,000                   1,442
  Realtek Semiconductor Corp.                   717,680                   1,426
* Tatung Co., Ltd.                            5,369,000                   1,375
  International Bank of Taipei                2,455,651                   1,308
* Walsin Lihwa Corp.                          4,519,000                   1,257
  President Chain Store Corp.                   785,562                   1,214
  Largan Precision Co., Ltd.                    112,400                   1,201
  Micro-Star International Co., Ltd.            676,541                   1,175
  Synnex Technology
    International Corp.                         772,880                   1,137
  Gigabyte Technology Co., Ltd.                 586,400                   1,131
  Cheng Shin Rubber
    Industry Co., Ltd.                          739,771                   1,034
  Taiwan Cement Corp.                         1,990,701                   1,002
  Evergreen Marine Corp.                      1,088,344                     955
  Taiwan Glass Industrial Corp.               1,304,990                     949
* Macronix International Co., Ltd.            3,470,700                     935
  Premier Image
    Technology Corp.                            544,500                     897
  Asia Cement Corp.                           1,593,000                     825
  Teco Electric &
    Machinery Co., Ltd                        2,315,000                     807
  Zyxel Communications Corp.                    366,000                     803
  Oriental Union Chemical Corp.                 605,920                     785
  Wan Hai Lines Ltd.                            777,684                     760
  Kinpo Electronics, Inc.                     1,264,616                     703
  Phoenixtec Power Co., Ltd.                    564,430                     673
* Compeq Manufacturing Co., Ltd.              1,146,750                     648
  D-Link Corp.                                  611,800                     646
  Ambit Microsystems Corp.                      234,873                     643
  Taiwan Styrene Monomer Corp.                  742,800                     643
  Nien Hsing Textile Co. Ltd.                   606,000                     622
  Formosa Taffeta Co., Ltd.                   1,492,529                     615
  Systex Corp.                                1,127,620                     597
  EVA Airways Corp.                           1,308,099                     554
* Prodisc Technology Inc.                       577,730                     536
  Advantech Co., Ltd.                           352,199                     529
* Sampo Corp.                                 1,175,000                     526
  Accton Technology Corp.                       842,116                     523

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
  Elitegroup Computer
    Systerm Co., Ltd.                           531,900         $           523
  Cathay Construction Corp.                   1,305,779                     507
* Arima Computer Corp.                        1,379,100                     485
  Nien Made Enterprise Co., Ltd.                270,000                     425
  China Airlines                                924,269                     414
  Giant Manufacturing Co., Ltd.                 314,270                     407
  Taiwan Secom Corp., Ltd.                      430,248                     404
  Shihlin Electric &
    Engineering Corp.                           578,000                     335
  Eternal Chemical Co., Ltd.                    636,100                     333
  Continental Engineering Corp.                 786,256                     316
* Wus Printed Circuit Co., Ltd.                 574,000                     291
  BES Engineering Corp.                       1,997,468                     289
* Picvue Electronics, Ltd.                      920,150                     253
* Chang Hwa Commercial Bank
    Rights Exp. 11/17/2003                    1,041,214                      92
                                                                ----------------
                                                                $       252,109
                                                                ----------------
THAILAND (2.8%)
  PTT Public Co., Ltd. (Foreign)              2,159,400                   5,142
  Siam Cement PLC (Foreign)                     779,740                   4,417
* Bangkok Bank PLC (Foreign)                  1,846,934                   4,329
  Advanced Information
    Services Co. Ltd. (Foreign)               2,288,940                   3,557
* Kasikornbank Public Co. Ltd.
    (Foreign)                                 2,932,900                   3,271
  PTT Exploration &
    Production PLC (Foreign)                    674,836                   3,180
  Siam Cement PLC (Local)                       406,590                   2,059
  Land and Houses
    Public Co. Ltd.                           5,158,600                   1,746
* Bangkok Bank PLC (Local)                      766,200                   1,652
  Krung Thai Bank Co. Ltd.                    7,084,500                   1,580
  Shin Corp. Public Co. Ltd.                  2,597,500                   1,511
* Siam Commercial Bank
    PLC (Foreign)                             1,381,691                   1,429
  BEC World Public Co. Ltd.
    (Foreign)                                   234,923                   1,425
* Sahaviriya Steel Industries
    (Foreign)                                 1,102,100                   1,070
  National Finance &
    Securities PLC (Foreign)                  2,194,730                     902
* TISCO Finance Public Co.
    Ltd. (Foreign)                            1,029,200                     858
  Siam City Cement PLC
   (Foreign)                                    158,506                     834
* Kasikornbank Public Co., Ltd.                 695,500                     737
* Siam Commercial Bank Cvt. Pfd.                688,944                     721
  Hana Microelectronics
    Public Co. Ltd. (Foreign)                   283,000                     709
  Charoen Pokphand Foods
    Public Co., Ltd. (Foreign)                5,913,612                     706
  Ratchaburi Electricity
    Generating Holding
      Public Co. Ltd. (Foreign)                 755,800                     663
  Banpu PLC (Foreign)                           286,700                     640
  Delta Electronics (Thailand)
    Public Co. Ltd. (Foreign)                   882,450                     625
  Land and Houses
    Public Co. Ltd.                           1,886,700                     572
  Thai Union Frozen Products
    Public Co., Ltd. (Foreign)                  628,700                     500
  Bangkok Expressway
    PLC (Foreign)                               865,000                     478
  Electricity Generating
    Public Co. Ltd.                             280,500                     436
  National Petrochemical
    PLC (Foreign)                               196,416                     426
  Electricity Generating
    PLC (Foreign)                               259,048                     412
  Kiatnakin Finance
    Public Co. Ltd. (Foreign)                   397,700                     404
* TelecomAsia PLC (Foreign)                   2,631,488                     366
  GMM Grammy Public Co.
    Ltd. (Foreign)                              584,600                     311
* Industrial Finance Corp. of
    Thailand PLC (Foreign)                    1,821,208                     265
  Siam Makro Public Co. (Foreign)               223,900                     212
* United Broadcasting Corp.
    PLC (Foreign)                               394,096                     184
  Thai Union Frozen Products
    Public Co.                                  160,700                     116
  Land and Houses Public Co.
    Ltd. NVDR                                   199,000                      60
  Delta Electronics (Thailand)
    Public Co. Ltd. (Local)                      69,600                      49
  PTT Public Co., Ltd.                           20,500                      49
* TelecomAsia Corp. Public Co.
    Ltd. (Foreign) Warrants Exp. 4/3/2010     1,020,789                      --
                                                                ----------------
                                                                $        48,603
                                                                ----------------
TURKEY (1.7%)
  Akbank TAS                                922,091,859                   4,321
* Turkiye Is Bankasi
    A.S. C Shares                           623,480,540                   3,153
  Haci Omer Sabanci
    Holding A.S                             508,282,615                   2,159
  Tupras-Turkiye Petrol
    Rafinerileri A.S                        223,691,216                   1,825
  Anadolu Efes Biracilik ve
    Malt Sanayii A.S                        144,020,236                   1,767

--------------------------------------------------------------------------------
                                                                          MARKET
EMERGING MARKETS                                                          VALUE*
STOCK INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
* Turkiye Garanti
    Bankasi A.S.                            735,896,171         $         1,724
  KOC Holding A.S                           124,002,600                   1,706
* Turkcell Iletisim
    Hizmetleri A.S                          180,943,700                   1,379
* Yapi ve Kredi Bankasi A.S                 865,701,698                   1,214
* Eregli Demir ve Celik
    Fabrikalari A.S                          56,277,071                   1,186
  Arcelik A.S                               204,363,780                     985
  Migros Turk A.S                            70,083,854                     964
* Ford Otomotiv Sanayi A.S                  157,971,340                     884
* Vestel Elektronik Sanayi ve
    Ticaret A.S                             208,323,007                     650
* Hurriyet Azteccilik ve
    Matbaacillik A.S                        221,192,141                     585
* Dogan Yayin Holding A.S                   193,629,654                     539
* Tofas Turk Otomobil
    Fabrikasi A.S                           294,626,556                     469
* Turk Sise ve Cam
    Fabrikalari A.S                         261,400,789                     404
  Trakya Cam Sanayii A.S                    132,287,873                     386
  Aksigorta A.S                              84,569,207                     334
* Tansas Perakende
    Magazacilik Ticaret A.S                 290,381,796                     280
* Aygaz A.S                                 117,109,659                     268
  Aksa Akrilik Kimya
    Sanayii A.S                              26,929,372                     225
  Alarko Holdings A.S                        11,207,152                     206
  Akcansa Cimento A.S                        56,903,490                     200
  Cimsa Cemento Sanayi ve
    Ticaret A.S                              60,092,560                     183
  Ak Enerji Elektrik Uretimi
    Otoproduktor Gruba A.S                   38,960,785                     162
  Nortel Networks                             6,657,324                     149
* Is Gayrimenkul Yatirim
    Ortakligi A.S                           195,843,575                     145
  Adana Cimento
    Sanayii T.A.S                            29,564,486                      91
                                                                ----------------
                                                                $        28,543
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,534,920)                           $     1,691,538
--------------------------------------------------------------------------------
                                                   FACE
                                                 AMOUNT
                                                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.7%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.08%, 2/18/2004                              4,000                   3,988
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.07%, 11/3/2003                               25,272                  25,272
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $29,259)                                                $        29,260
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.7%)
  (Cost $1,564,179)                                             $     1,720,798
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                            $        12,554
Liabilities                                                              (7,724)
                                                                ----------------
                                                                $         4,830
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $     1,725,628
================================================================================

*See Note A in Notes to Financial Statements.
(1) The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund's equity investments in South Korea and Taiwan to 20.3% and 15.6%, respectively. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 0.1%, respectively, of net assets. See Note D in Notes to Financial Statements.
(2) Security segregated as initial margin for open swap contracts. *Non-income-producing security.
ADR-American Depositary Receipt.
GDR-Global Depository Receipt.
ILS-Israeli Shekel.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                 $     1,716,169
Undistributed Net Investment Income                                      24,346
Accumulated Net Realized Losses                                        (177,644)
Unrealized Appreciation
  Investment Securities                                                 156,619
  Foreign Currencies                                                          7
  Swap Contracts                                                          6,131
--------------------------------------------------------------------------------
NET ASSETS                                                      $     1,725,628
================================================================================

Investor Shares--Net Assets
Applicable to 143,953,212 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $     1,588,988
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                     $         11.04
================================================================================

Institutional Shares--Net Assets
Applicable to 12,361,744 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       136,640
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $         11.05
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
TOTAL INTERNATIONAL STOCK INDEX FUND             SHARES                    (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund
  Investor Shares                           141,427,487         $     2,818,650
Vanguard Pacific Stock Index Fund
  Investor Shares                           160,617,870               1,252,819
Vanguard Emerging Markets Stock Index Fund
  Investor Shares                            42,205,344                 465,947
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%) (Cost $4,741,685)                          4,537,416
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                    $         9,368
Liabilities                                                              (8,307)
                                                                ----------------
                                                                $         1,061
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 461,062,541 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $     4,538,477
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $          9.84
--------------------------------------------------------------------------------

*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                 AMOUNT                     PER
                                                  (000)                   SHARE
--------------------------------------------------------------------------------
Paid-in Capital                              $4,793,476         $         10.39
  Undistributed Net Investment Income               524                      --
  Accumulated Net Realized Losses               (51,254)                   0.11
  Unrealized Depreciation                      (204,269)                  (0.44)
--------------------------------------------------------------------------------
NET ASSETS                                   $4,538,477         $          9.84
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
DEVELOPED MARKETS INDEX FUND                     SHARES                   (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund
  Investor Shares                            20,725,347         $       413,056
Vanguard Pacific Stock Index Fund
  Investor Shares                            23,530,870                 183,541
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $573,557)                      $       596,597
--------------------------------------------------------------------------------
                                                   FACE
                                                 AMOUNT
                                                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.8%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account 1.07%, 11/3/2003
    (Cost $10,701)                              $10,701                  10,701
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.7%) (Cost $584,258)                      $       607,298
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.7%)
--------------------------------------------------------------------------------
Other Assets                                                              3,983
Liabilities                                                             (14,353)
                                                                ----------------
                                                                $       (10,370)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------

Applicable to 82,652,544 outstanding $.001 par value
  shares of beneficial interest
    (unlimited authorization)                                   $       596,928
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $          7.22
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                 AMOUNT                     PER
                                                  (000)                   SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                $573,805                   $6.94
Undistributed Net Investment Income                  83                      --
Accumulated Net Realized Gains                       --                      --
Unrealized Appreciation                          23,040                     .28
--------------------------------------------------------------------------------
NET ASSETS                                     $596,928         $          7.22
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
INSTITUTIONAL DEVELOPED MARKETS INDEX FUND       SHARES                   (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.1%)
--------------------------------------------------------------------------------
Vanguard European Stock Index Fund
  Institutional Shares                       19,674,050         $       392,694
 Vanguard Pacific Stock Index Fund
  Institutional Shares                       22,333,098                 174,421
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $549,397) 567,115
--------------------------------------------------------------------------------
                                                   FACE
                                                 AMOUNT
                                                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account 1.07%, 11/3/2003
    (Cost $41)                                      $41         $            41
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (Cost $549,438)                              567,156
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets                                                                 28
Liabilities                                                                (418)
                                                                ----------------
                                                                $          (390)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 79,113,558 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       566,766
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $          7.16
--------------------------------------------------------------------------------
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                 AMOUNT                     PER
                                                  (000)                   SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                $559,073         $          7.07
Undistributed Net Investment Income                  60                      --
Accumulated Net Realized Losses                 (10,085)                   (.13)
Unrealized Appreciation                          17,718                     .22
--------------------------------------------------------------------------------
NET ASSETS                                     $566,766         $          7.16
================================================================================

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' Income Distributions Received from the other funds' net income have been reduced by their share of the other funds' expenses. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                       EMERGING
                                 EUROPEAN STOCK    PACIFIC STOCK   MARKETS STOCK
                                     INDEX FUND       INDEX FUND      INDEX FUND
                                ------------------------------------------------
                                              YEAR ENDED OCTOBER 31, 2003
                                ------------------------------------------------
                                          (000)            (000)          (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends*                          $ 155,409         $ 35,899       $ 29,935
  Inerest                                   118              309            869
  Security Lending                        6,185            1,045             --
  Swap Income                                --               --          1,774
--------------------------------------------------------------------------------
    Total Income                        161,712           37,253         32,578
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
    Investment Advisory Services            108              108            108
    Management and Administrative--
      Investor Shares                    11,075            5,058          3,102
    Management and Administrative--
      Admiral Shares                        606              305             --
    Management and Administrative--
      Institutional Shares                  527              331            129
    Marketing and Distribution--
      Investor Shares                       605              232            131
    Marketing and Distribution--
      Admiral Shares                         35               12             --
    Marketing and Distribution--
      Institutional Shares                   82               34             16
  Custodian Fees                          2,662              920          2,519
  Auditing Fees                              24               24             24
  Shareholders' Reports and Proxies--
      Investor Shares                        79              191             33
  Shareholders' Reports and Proxies--
      Admiral Shares                          2                2             --
  Shareholders' Reports and Proxies--
      Institutional Shares                    1               --             --
  Trustees' Fees and Expenses                 7                3              1
--------------------------------------------------------------------------------
    Total Expenses                       15,813            7,220          6,063
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                   145,899           30,033         26,515
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold            (49,781)         (11,951)        (3,725)
  Futures Contracts                       1,394            5,371             --
  Foreign Currencies and Forward
      Currency Contracts                  5,366              702           (302)
  Swap Contracts                             --               --         (7,217)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                (43,021)          (5,878)       (11,244)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities               1,114,374          616,743        485,242
  Futures Contracts                          11            1,066             --
  Foreign Currencies and Forward
    Currency Contracts                      187            2,262            148
  Swap Contracts -- -- 12,605
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                      1,114,572          620,071        497,995
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS          $1,217,450         $644,226       $513,266
================================================================================

*Dividends are net of foreign withholding taxes of $11,569,000, $2,516,000, and $3,183,000, respectively.

--------------------------------------------------------------------------------
                                          TOTAL                    INSTITUTIONAL
                                  INTERNATIONAL        DEVELOPED       DEVELOPED
                                          STOCK          MARKETS         MARKETS
                                     INDEX FUND       INDEX FUND      INDEX FUND
                                ------------------------------------------------
                                             YEAR ENDED OCTOBER 31, 2003
                                ------------------------------------------------
                                          (000)            (000)          (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Income Distributions Received        $ 59,766          $ 6,561        $ 8,152
  Interest                                   31                6             11
--------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note C            59,797            6,567          8,163
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received        --               --             --
  Investment Securities Sold                 --               --        (10,096)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                     --               --        (10,096)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT
    SECURITIES                          894,167          112,094        120,043
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS          $953,964        $ 118,661       $118,110
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                      EUROPEAN STOCK              PACIFIC STOCK
                                        INDEX FUND                  INDEX FUND
                                -----------------------------------------------
                                              YEAR ENDED OCTOBER 31,
                                ------------------------------------------------
                                    2003       2002         2003           2002
                                   (000)      (000)        (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income        $ 145,899  $ 110,556     $ 30,033       $ 17,523
  Realized Net Gain (Loss)       (43,021)  (248,573)      (5,878)(       68,609)
  Change in Unrealized
    Appreciation
      (Depreciation)           1,114,572   (586,241)     620,071       (180,859)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Net Assets Resulting from
      Operations               1,217,450   (724,258)     644,226       (231,945)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares              (95,319)   (93,901)     (15,919)        (6,460)
    Admiral Shares                (8,302)    (7,397)      (1,318)          (464)
    Institutional Shares         (10,645)    (6,895)      (2,312)          (556)
  Realized Capital Gain
    Investor Shares                   --         --           --             --
    Admiral Shares                    --         --           --             --
    Institutional Shares              --         --           --             --
--------------------------------------------------------------------------------
      Total Distributions       (114,266)  (108,193)     (19,549)        (7,480)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                553,578    414,037      363,714        201,347
  Admiral Shares                  34,274    141,385       50,971         37,503
  Institutional Shares           227,705    119,523      172,230         61,788
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions   815,557    674,945      586,915        300,638
--------------------------------------------------------------------------------
  Total Increase (Decrease)    1,918,741   (157,506)   1,211,592         61,213
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period          4,515,869  4,673,375    1,619,814      1,558,601
--------------------------------------------------------------------------------
  End of Period               $6,434,610 $4,515,869   $2,831,406     $1,619,814
================================================================================

--------------------------------------------------------------------------------
                                                        EMERGING MARKETS
                                                        STOCK INDEX FUND
                                                   -----------------------------
                                                      YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------
                                                        2003               2002
                                                       (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                           $   26,515          $  16,364
  Realized Net Gain (Loss)                           (11,244)           (66,301)
  Change in Unrealized Appreciation (Depreciation)   497,995             76,421
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      513,266             26,484
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                  (14,099)           (18,741)
    Institutional Shares                              (1,409)            (2,055)
  Realized Capital Gain
    Investor Shares                                       --                 --
    Institutional Shares                                  --                 --
--------------------------------------------------------------------------------
  Total Distributions                                (15,508)           (20,796)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                                    290,807             66,374
  Institutional Shares                                19,521             10,755
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share
      Transactions                                   310,328             77,129
--------------------------------------------------------------------------------
  Total Increase (Decrease)                          808,086             82,817
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                917,542            834,725
--------------------------------------------------------------------------------
  End of Period                                   $1,725,628          $ 917,542
================================================================================


--------------------------------------------------------------------------------
                                                           TOTAL INTERNATIONAL
                                                            STOCK INDEX FUND
                                        ----------------------------------------
                                                 YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------
                                                        2003               2002
                                                       (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                           $   59,797         $   50,696
  Realized Net Gain (Loss)                                --            (43,870)
  Change in Unrealized Appreciation (Depreciation)   894,167           (396,552)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      953,964           (389,726)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                              (59,624)           (50,646)
  Realized Capital Gain                                   --                 --
--------------------------------------------------------------------------------
    Total Distributions                              (59,624)           (50,646)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital Share         760,538            592,307
    Transactions--Note G
--------------------------------------------------------------------------------
    Total Increase (Decrease)                      1,654,878            151,935
--------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                            2,883,599          2,731,664
--------------------------------------------------------------------------------
    End of Period                                 $4,538,477         $2,883,599
================================================================================

--------------------------------------------------------------------------------
                                                                  INSTITUTIONAL
                                        DEVELOPED MARKETS     DEVELOPED MARKETS
                                               INDEX FUND            INDEX FUND
                                        ----------------------------------------
                                                 YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------
                                            2003     2002        2003      2002
                                           (000)    (000)       (000)     (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                   $  6,567  $ 3,033    $  8,163   $ 4,413
Realized Net Gain (Loss)                      --       --     (10,096)       --
Change in Unrealized Appreciation
    (Depreciation)                       112,094  (46,600)    120,043   (42,863)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations            118,661  (43,567)    118,110   (38,450)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                   (6,494)  (3,023)     (8,134)   (4,448)
  Realized Capital Gain                       --       --          --        --
--------------------------------------------------------------------------------
    Total Distributions                   (6,494)  (3,023)     (8,134)   (4,448)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions--Note G    176,562  209,397     195,677    97,692
--------------------------------------------------------------------------------
    Total Increase (Decrease)           288,7281  162,807     305,653    54,794
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                    308,200  145,393     261,113   206,319
--------------------------------------------------------------------------------
  End of Period                         $596,928 $308,200    $566,766  $261,113
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' expense ratios are zero because they pay no direct expenses; these funds' share of the expenses of the other funds in which they invest reduces the income received from them. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

EUROPEAN STOCK INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                      YEAR ENDED                                  YEAR ENDED
                                                       OCTOBER 31,            JAN. 1 TO           DECEMBER 31,
                                                    -------------------        OCT. 31,  ---------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003        2002             2001*     2000     1999      1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $16.44      $19.50            $25.99   $28.82   $25.28    $20.13
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .44         .39               .37     .335      .50       .41
 Net Realized and Unrealized Gain (Loss)
   on Investments                                     3.45       (3.01)            (6.85)  (2.692)    3.69      5.40
---------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                   3.89       (2.62)            (6.48)  (2.357)    4.19      5.81
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.40)       (.44)             (.01)   (.423)    (.50)     (.52)
 Distributions from Realized Capital Gains              --          --                --    (.050)    (.15)     (.14)
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                                (.40)       (.44)             (.01)   (.473)    (.65)     (.66)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $19.93      $16.44            $19.50   $25.99   $28.82    $25.28
=====================================================================================================================

TOTAL RETURN**                                      24.27%     -13.81%           -24.94%   -8.18%   16.62%    28.86%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)               $5,339      $3,870            $4,165   $5,611   $6,106    $4,479
 Ratio of Total Expenses to
   Average Net Assets                                0.32%       0.33%            0.30%+    0.29%    0.29%     0.29%
 Ratio of Net Investment Income to
   Average Net Assets                                2.76%       2.24%            2.08%+    1.64%    1.99%     1.97%
 Portfolio Turnover Rate                                6%         15%                3%       8%       7%        7%
=====================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the 0.5% transaction fee on purchases through 3/31/2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the $10 annual account maintenance fee applied on balances under $10,000.
+Annualized.

EUROPEAN STOCK INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                     YEAR ENDED
                                                     OCTOBER 31,     AUG. 13* TO
                                                 -------------------    OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003      2002      2001**
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $38.61    $45.77     $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                               1.070       .96        .12
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    8.115     (7.08)     (4.35)
--------------------------------------------------------------------------------
   Total from Investment Operations                  9.185     (6.12)     (4.23)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.975)    (1.04)        --
 Distributions from Realized Capital Gains              --        --         --
--------------------------------------------------------------------------------
   Total Distributions                               (.975)    (1.04)        --
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $46.82    $38.61     $45.77
================================================================================

TOTAL RETURN+                                       24.42%   -13.74%     -8.46%
================================================================================

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                 $447      $335       $261
 Ratio of Total Expenses to
   Average Net Assets                                0.23%     0.23%    0.25%++
 Ratio of Net Investment Income to
   Average Net Assets                                2.84%     2.41%    0.70%++
 Portfolio Turnover Rate                                6%       15%         3%
================================================================================
*Inception.
**The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. ++Annualized.

EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------
                                                      YEAR ENDED                            MAY 15**
                                                       OCTOBER 31,            JAN. 1 TO   DECEMBER 31,
                                                    -------------------        OCT. 31,  -------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003        2002             2001*         2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $16.46      $19.52            $25.99       $27.22
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .471        .414              .390         .172
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    3.454      (3.015)           (6.848)       (.965)
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  3.925      (2.601)           (6.458)       (.793)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.425)      (.459)            (.012)       (.437)
 Distributions from Realized Capital Gains              --          --                --           --
------------------------------------------------------------------------------------------------------
   Total Distributions                               (.425)      (.459)            (.012)       (.437)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $19.96      $16.46            $19.52       $25.99
======================================================================================================

TOTAL RETURN+                                       24.49%     -13.71%           -24.85%       -2.89%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                 $649        $311              $248         $284
 Ratio of Total Expenses to Average Net Assets       0.17%       0.18%           0.20%++      0.20%++
 Ratio of Net Investment Income to
   Average Net Assets                                2.96%       2.46%           2.13%++      1.19%++
 Portfolio Turnover Rate                                6%         15%                3%           8%
======================================================================================================
*The fund's fiscal  year-end  changed from December 31 to October 31,  effective
October 31, 2001.
**Inception.
+Total  returns do not reflect  the 2% fee  assessed  on  redemptions  of shares purchased on or after June 27, 2003, and held for less than two months.
++Annualized.

PACIFIC STOCK INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                      YEAR ENDED                                  YEAR ENDED
                                                       OCTOBER 31,            JAN. 1 TO           DECEMBER 31,
                                                    -------------------        OCT. 31,  ---------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003        2002             2001*     2000     1999      1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $5.90       $6.79             $8.95   $12.22   $ 7.84     $7.72
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .082        .065               .07     .077      .08      .085
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    1.885       (.923)            (2.23)  (3.222)    4.39      .100
---------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  1.967       (.858)            (2.16)  (3.145)    4.47      .185
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.067)      (.032)               --    (.125)    (.09)    (.065)
 Distributions from Realized Capital Gains              --          --                --       --       --        --
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                               (.067)      (.032)               --    (.125)    (.09)    (.065)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $ 7.80      $ 5.90             $6.79   $ 8.95   $12.22     $7.84
=====================================================================================================================

TOTAL RETURN**                                      33.75%     -12.67%           -24.13%  -25.74%   57.05%     2.41%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)               $2,265      $1,386            $1,389   $1,823   $2,526    $1,033
  Ratio of Total Expenses to
   Average Net Assets                                0.39%       0.40%            0.37%+    0.38%    0.37%     0.40%
 Ratio of Net Investment Income to
   Average Net Assets                                1.49%       1.04%            1.06%+    0.68%    0.95%     1.17%
 Portfolio Turnover Rate                                3%         20%                2%       6%       6%        4%
=====================================================================================================================
*The fund's fiscal  year-end  changed from December 31 to October 31,  effective
October 31, 2001.
**Total  returns do not reflect the 0.5%  transaction  fee on purchases  through
3/31/2000;  the 2% fee assessed on redemptions  of shares  purchased on or after
June 27,  2003,  and held for less than two  months;  or the $10 annual  account maintenance fee applied on balances under $10,000.
+Annualized.

PACIFIC STOCK INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                     YEAR ENDED
                                                     OCTOBER 31,    AUG. 13* TO
                                                 -------------------   OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003      2002     2001**
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $38.63    $44.40     $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .575      .461        .20
 Net Realized and Unrealized Gain (Loss)
   on Investments                                   12.318    (6.016)     (5.80)
--------------------------------------------------------------------------------
   Total from Investment Operations                 12.893    (5.555)     (5.60)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.473)    (.215)        --
 Distributions from Realized Capital Gains              --        --         --
--------------------------------------------------------------------------------
   Total Distributions                               (.473)    (.215)     --
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $51.05    $38.63     $44.40
================================================================================

TOTAL RETURN+                                       33.82%   -12.55%    -11.20%
================================================================================

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                 $198      $102        $80
 Ratio of Total Expenses to
   Average Net Assets                                0.30%     0.30%    0.32%++
 Ratio of Net Investment Income to
   Average Net Assets                                1.59%     1.16%    2.05%++
 Portfolio Turnover Rate                                3%       20%         2%

================================================================================
*Inception.
**The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
+Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months. ++Annualized.

PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------
                                                      YEAR ENDED                             MAY 15**
                                                       OCTOBER 31,            JAN. 1 TO  DECEMBER 31,
                                                    -------------------        OCT. 31,  -------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003        2002             2001*         2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $5.91       $6.79             $8.95       $11.10
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .090        .081               .08         .052
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    1.885       (.923)            (2.24)      (2.071)
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  1.975       (.842)            (2.16)      (2.019)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.075)      (.038)               --        (.131)
 Distributions from Realized Capital Gains              --          --                --           --
------------------------------------------------------------------------------------------------------
   Total Distributions                               (.075)      (.038)               --        (.131)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $7.81       $5.91             $6.79       $ 8.95
======================================================================================================

TOTAL RETURN+                                       33.88%     -12.44%           -24.13%      -18.19%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                 $369        $131               $90         $102
 Ratio of Total Expenses to
   Average Net Assets                                0.22%       0.25%           0.29%++      0.29%++
 Ratio of Net Investment Income to
   Average Net Assets                                1.70%       1.20%           1.18%++      0.79%++
 Portfolio Turnover Rate                                3%         20%                2%           6%
======================================================================================================
*The fund's fiscal  year-end  changed from December 31 to October 31,  effective
October 31, 2001.
**Inception.
+Total  returns do not reflect  the 2% fee  assessed  on  redemptions  of shares purchased on or after June 27, 2003, and held for less than two months.
++Annualized.

EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED                                 YEAR ENDED
                                                       OCTOBER 31,            JAN. 1 TO           DECEMBER 31,
                                                    -------------------        OCT. 31,  ---------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003        2002             2001*     2000     1999      1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 7.48       $7.28             $8.84   $12.50   $ 7.91     $9.98
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .170         .15               .19     .141      .24       .27
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    3.512         .25             (1.74)  (3.583)    4.62     (2.08)
---------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  3.682         .40             (1.55)  (3.442)    4.86     (1.81)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.122)       (.20)             (.01)   (.218)    (.27)     (.26)
 Distributions from Realized Capital Gains              --          --                --       --       --        --
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                               (.122)       (.20)             (.01)   (.218)    (.27)     (.26)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $11.04       $7.48             $7.28   $ 8.84   $12.50     $7.91
=====================================================================================================================

TOTAL RETURN**                                      49.88%       5.27%           -17.55%  -27.56%   61.57%   -18.12%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)               $1,589        $841              $770     $913   $1,138      $577
 Ratio of Total Expenses to
   Average Net Assets                                0.53%       0.57%            0.60%+    0.59%    0.58%     0.61%
 Ratio of Net Investment Income to
   Average Net Assets                                2.26%       1.67%            2.69%+    1.51%    2.55%     2.99%
 Portfolio Turnover Rate                               16%         65%               23%      40%      22%       22%
=====================================================================================================================
*The fund's fiscal  year-end  changed from December 31 to October 31,  effective
October 31, 2001.
**Total returns do not reflect the 0.5% transaction fee on purchases (1.0% prior to 4/1/2000); the 2% fee assessed on redemptions of shares purchased on or after
June 27,  2003,  and held for less  than two  months;  the 0.5% fee on all other redemptions (1.0% prior to 4/1/2000);  or the $10 annual account maintenance fee applied on balances under $10,000.
+Annualized.

EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------
                                                      YEAR ENDED                            JUNE 22**
                                                       OCTOBER 31,            JAN. 1 TO   DECEMBER 31,
                                                    -------------------        OCT. 31,  -------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003        2002             2001*          2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 7.49       $7.29             $8.84       $11.16
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .183        .165              .200         .021
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    3.512        .246            (1.739)      (2.126)
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  3.695        .411            (1.539)      (2.105)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.135)      (.211)            (.011)       (.215)
 Distributions from Realized Capital Gains              --          --                --           --
------------------------------------------------------------------------------------------------------
   Total Distributions                               (.135)      (.211)            (.011)       (.215)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $11.05       $7.49             $7.29       $ 8.84
======================================================================================================

TOTAL RETURN+                                       50.06%       5.40%           -17.42%      -18.86%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                 $137         $76               $65          $19
 Ratio of Total Expenses to
   Average Net Assets                                0.38%       0.41%           0.45%++      0.45%++
 Ratio of Net Investment Income to
   Average Net Assets                                2.41%       1.85%           2.75%++      1.34%++
 Portfolio Turnover Rate                               16%         65%               23%          40%
======================================================================================================
*The fund's fiscal  year-end  changed from December 31 to October 31,  effective
October 31, 2001.
**Inception.
+Total returns do not reflect the 0.5% transaction fee on purchases;  the 2% fee assessed on redemptions of shares  purchased on or after June 27, 2003, and held for less than two months; or the 0.5% fee on all other redemptions.
++Annualized.

TOTAL INTERNATIONAL STOCK INDEX FUND
---------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED                                 YEAR ENDED
                                                       OCTOBER 31,            JAN. 1 TO           DECEMBER 31,
                                                    -------------------        OCT. 31,  ---------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003        2002             2001*     2000     1999      1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $7.79       $8.99            $11.83   $14.31   $11.19    $ 9.87
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .157        .165                --      .20      .21       .21
 Capital Gain Distributions Received                    --          --                --      .01      .04       .02
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    2.050      (1.200)            (2.84)   (2.44)    3.09      1.31
---------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  2.207      (1.035)            (2.84)   (2.23)    3.34      1.54
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.157)      (.165)               --     (.20)    (.21)     (.21)
 Distributions from Realized Capital Gains              --          --                --     (.05)    (.01)     (.01)
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                               (.157)      (.165)               --     (.25)    (.22)     (.22)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $9.84       $7.79            $ 8.99   $11.83   $14.31    $11.19
=====================================================================================================================

TOTAL RETURN**                                      28.94%     -11.80%           -24.01%  -15.61%   29.92%    15.60%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $4,538      $2,884            $2,732   $2,920   $2,570    $1,375
 Ratio of Total Expenses to
   Average Net Assets--Note C                          0%+          0%                0%       0%       0%        0%
 Ratio of Net Investment Income to
   Average Net Assets                                1.75%       1.70%           0.05%++    1.68%    2.04%     2.18%
 Portfolio Turnover Rate                                2%          5%                2%       3%       1%        2%
=====================================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the 0.5% transaction fee on purchases through 3/31/2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the $10 annual account maintenance fee applied on balances under $10,000.
+The average weighted expense ratio of the underlying funds was 0.36%. ++Annualized.

DEVELOPED MARKETS INDEX FUND
------------------------------------------------------------------------------------------------------
                                                      YEAR ENDED                           MAY 8** TO
                                                       OCTOBER 31,            JAN. 1 TO  DECEMBER 31,
                                                    -------------------        OCT. 31,  -------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003        2002             2001*         2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $5.80       $6.83             $9.07       $10.00
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .116         .12                --          .15
 Capital Gain Distributions Received                    --          --                --           --
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    1.420       (1.03)            (2.24)        (.93)
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  1.536        (.91)            (2.24)        (.78)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.116)       (.12)               --         (.15)
 Distributions from Realized Capital Gains              --          --                --           --
------------------------------------------------------------------------------------------------------
   Total Distributions                               (.116)       (.12)               --         (.15)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $7.22       $5.80             $6.83       $ 9.07
======================================================================================================

TOTAL RETURN+                                       27.06%     -13.61%           -24.70%       -7.78%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                 $597        $308              $145          $99
 Ratio of Total Expenses to
   Average Net Assets--Note C                         0%++          0%                0%           0%
 Ratio of Net Investment Income to
   Average Net Assets                                1.48%       1.30%            0.04%^       1.66%^
 Portfolio Turnover Rate                                7%          5%                9%           8%
======================================================================================================
*The fund's fiscal  year-end  changed from December 31 to October 31,  effective
October 31, 2001.
**Inception.
+Total  returns do not reflect  the 2% fee  assessed  on  redemptions  of shares purchased on or after June 27, 2003,  and held for less than two months,  or the
$10 annual account maintenance fee applied on balances under $10,000.
++The average weighted expense ratio of the underlying funds was 0.34%.
^Annualized.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED
                                                       OCTOBER 31,            JAN. 1 TO   JUNE 1** TO
                                                    -------------------        OCT. 31,  DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003        2002             2001*         2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $5.76       $6.78             $9.01       $10.00
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .126        .132                --          .15
 Capital Gain Distributions Received                    --          --                --           --
 Net Realized and Unrealized Gain (Loss)
   on Investments                                    1.400      (1.020)            (2.23)        (.99)
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                  1.526       (.888)            (2.23)        (.84)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                 (.126)      (.132)               --         (.15)
Distributions from Realized Capital Gains               --          --                --           --
------------------------------------------------------------------------------------------------------
   Total Distributions                               (.126)      (.132)               --         (.15)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $7.16       $5.76             $6.78       $ 9.01
======================================================================================================

TOTAL RETURN+                                       27.13%     -13.41%           -24.75%       -8.38%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                 $567        $261              $206         $171
 Ratio of Total Expenses to
   Average Net Assets--Note C                         0%++          0%                0%           0%
 Ratio of Net Investment Income to
   Average Net Assets                                1.80%       1.75%            0.05%^       1.74%^
 Portfolio Turnover Rate                               11%          9%                3%           3%
======================================================================================================

*The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
+Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
++The average weighted expense ratio of the underlying funds was 0.19%. ^Annualized.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard  International  Stock  Index  Funds  comprise  the  European,  Pacific,
Emerging Markets, and Total International Stock Index Funds, the Developed Markets Index Fund, and the Institutional Developed Markets Index Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The European, Pacific, and Emerging Markets Stock Index Funds each seek to match the performance of a distinct international market index by investing in common stocks. The Total International Stock Index Fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The Developed Markets and Institutional Developed Markets Index Funds seek to match the performance of their target index by investing in the European and Pacific Stock Index Funds. The funds' direct and indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

     The European and Pacific Stock Index Funds each offer three classes of shares, Investor Shares, Admiral Shares, and Institutional Shares. The Emerging Markets Stock Index Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION:  European, Pacific, and Emerging Markets Stock Index
Funds: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange on the valuation date. All funds: Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2.  FOREIGN   CURRENCY:   Securities  and  other  assets  and   liabilities
denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.

     Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

     3. FUTURES AND FORWARD CURRENCY CONTRACTS: The European Stock Index Fund uses MSCI Pan-Euro Index futures contracts, and the Pacific Stock Index Fund uses Topix Index futures contracts, to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The funds may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The funds may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

     The European and Pacific Stock Index Funds also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The primary risk associated with the funds' use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the funds under the contracts.

     Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

     4. SWAP CONTRACTS: The Emerging Markets Stock Index Fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index, when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) of the referenced stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The fund agrees to pay the counterparty a floating rate that is reset periodically based on short-term interest rates, less a specified interest rate spread, applied to the notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality temporary cash investments. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates the swap prior to the scheduled termination date.

     The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. Swap income is accrued daily in the amount of net interest earned or payable and any payments in lieu of dividends by the referenced stocks.

     5. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     6. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     7. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     8. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes to the European, Pacific, and Emerging Markets Stock Index Funds at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the funds under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                         CAPITAL CONTRIBUTION       PERCENTAGE     PERCENTAGE OF
                                  TO VANGUARD          OF FUND        VANGUARD'S
INDEX FUND                              (000)       NET ASSETS    CAPITALIZATION
--------------------------------------------------------------------------------
European                                 $997            0.02%             1.00%
Pacific                                   433            0.02              0.43
Emerging Markets                          254            0.02              0.25
--------------------------------------------------------------------------------


The funds' trustees and officers are also directors and officers of Vanguard.

C. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the year ended October 31, 2003, were reimbursed by Vanguard.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2003, the European, Pacific, and Emerging Markets Stock Index Funds realized net foreign currency gains (losses) of $2,022,000, $288,000, and $(302,000), respectively, which permanently increased (decreased) distributable net income for tax purposes; accordingly such gains (losses) have been reclassified from accumulated net realized losses to undistributed net investment income. The Pacific Stock Index Fund also realized gains on sales of "passive foreign investment companies" of $459,000, which have been included in current and prior periods' taxable income; accordingly such gains have been reclassified from accumulated net realized losses to undistributed net investment income. The Emerging Markets Stock Index Fund realized gains (losses) include gains on termination of certain swaps of $966,000 and taxes paid on realized capital gains on Indian securities of $(140,000) which are treated as increases (decreases) to taxable income; accordingly these amounts have been reclassified from accumulated net realized gains to undistributed net investment income.

At October 31, 2003, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                             AMOUNT AVAILABLE
                            FOR DISTRIBUTION               CAPITAL LOSS
                       ---------------------------------------------------------
                        ORDINARY        LONG-TERM             EXPIRATION: FISCAL
                          INCOME     CAPITAL GAIN     AMOUNT        YEARS ENDING
INDEX FUND                 (000)            (000)      (000)          OCTOBER 31
--------------------------------------------------------------------------------
European                $144,656               --   $374,339           2008-2011
Pacific                   34,931               --    178,735           2006-2011
Emerging Markets          26,089               --    177,644           2006-2011
Total International          397               --     51,127           2009-2010
Developed Markets             83               --         --                  --
Institutional
  Developed Markets           71               --     10,096                2011
--------------------------------------------------------------------------------


At October 31, 2003, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                        (000)
                                ------------------------------------------------
                                                                  NET UNREALIZED
                                APPRECIATED      DEPRECIATED       APPRECIATION
INDEX FUND                       SECURITIES       SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------------
European                         $1,169,545        $(629,263)         $ 540,282
Pacific                             295,491         (465,290)          (169,799)
Emerging Markets                    336,615         (180,079)           156,536
Total International                  64,247         (268,516)          (204,269)
Developed Markets                    23,040               --             23,040
Institutional Developed Markets      17,718               --             17,718
--------------------------------------------------------------------------------

At October 31, 2003, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------
                                                        (000)
                                ------------------------------------------------
                                                    AGGREGATE         UNREALIZED
                                      NUMBER OF    SETTLEMENT       APPRECIATION
INDEX FUND/FUTURES CONTRACTS     LONG CONTRACTS         VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
European/
 MSCI Pan-Euro Index, exp. 12/2003        1,027       $18,250             $ (57)
Pacific/
 Topix Index, exp. 12/2003                  309        29,397               154
--------------------------------------------------------------------------------

At October 31, 2003, the European and Pacific Stock Index Funds had open forward currency contracts to receive and deliver currencies as follows:

--------------------------------------------------------------------------------
                                                         (000)
                                ------------------------------------------------

                                           CONTRACT AMOUNT            UNREALIZED
                                       ----------------------       APPRECIATION
INDEX FUND/CONTRACT SETTLEMENT DATE     RECEIVE       DELIVER     (DEPRECIATION)
--------------------------------------------------------------------------------
European 12/24/2003                  EUR 15,824    USD 18,370           $   632
Pacific 12/17/2003                JPY 3,359,275    USD 30,598             1,821
--------------------------------------------------------------------------------
EUR--Euro.
JPY--Japanese Yen.
USD--U.S. Dollars.


Unrealized appreciation on open forward currency contracts is treated as realized gain for tax purposes.

The European, Pacific, and Emerging Markets Stock Index Funds had net unrealized foreign currency gains of $187,000, $115,000, and $7,000, respectively, resulting from the translation of other assets and liabilities at October 31, 2003.

At October 31, 2003, the Emerging Markets Stock Index Fund had the following open swap contracts with Morgan Stanley & Co. International Limited as counterparty:

--------------------------------------------------------------------------------------------------
                                                                                        UNREALIZED
                                                NOTIONAL    FLOATING      MARKET      APPRECIATION
                                  TERMINATION     AMOUNT    INTEREST       VALUE    (DEPRECIATION)
FUND/COUNTRY/REFERENCED STOCK            DATE      (000)       RATE*       (000)             (000)
--------------------------------------------------------------------------------------------------
Emerging Markets
 South Korea
    KT Corp.                         7/8/2004     $1,621       2.88%      $1,671          $    50
    LG Electronics Inc.            11/21/2003      3,326       2.63%       5,180            1,854
    SK Telecom Co., Ltd.             7/8/2004      3,504       2.88%       4,238              734
 Taiwan
    Ambit Microsystems Corp.         7/7/2004        409       1.88%         470               61
    Asustek Computer Inc.           2/18/2004      1,799       1.88%       1,628             (171)
    AU Optronics Corp.              2/17/2004      1,010       2.88%       1,130              120
    BENQ Corp.                       7/7/2004        446       2.88%         645              199
    Cathay Financial Holding Co.     7/7/2004      2,687       2.63%       3,956            1,269
    China Development
      Financial Holding Corp.        7/7/2004        656       1.38%         793              137
    CMC Magnetics Corp.              7/7/2004        433       2.88%         655              222
    Compal Electronics Inc.         2/12/2004      1,925       2.88%       1,987               62
    Gigabyte Technology Co., Ltd.    7/7/2004        259       2.88%         365              106
    Lite-On Technology Corp.         7/7/2004        322       2.88%         432              110
    Macronix International Co.,
      Ltd.                           7/7/2004        226       2.88%         355              129
    Quanta Computer Inc.             7/7/2004        859       2.88%       1,419              560
    Realtek Semiconductor Corp.      7/7/2004        356       1.38%         440               84
    Ritek Corp.                      7/7/2004        320       1.88%         534              214
    Siliconware Precision
               Industries Co.        7/7/2004        325       2.88%         624              299
    Via Technologies Inc.            7/7/2004        413       1.88%         505               92
                                                                                          --------
                                                                                          $  6,131
                                                                                          --------
--------------------------------------------------------------------------------------------------

*Based on one-month London InterBank Offered Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. At October 31, 2003, the spread was greater than LIBOR, resulting in net interest earned by the fund at the rate shown above.

E. During the year ended October 31, 2003, purchases and sales of investment securities other than temporary cash investments were:

----------------------------------------------------------------------------
                                                          (000)
                                      --------------------------------------
INDEX FUND                              PURCHASES                      SALES
----------------------------------------------------------------------------
European                               $1,149,541                   $294,190
Pacific                                   657,619                     55,612
Emerging Markets                          553,641                    173,432
Total International                       824,412                     64,497
Developed Markets                         206,933                     30,375
Institutional Developed Markets           243,840                     47,891
----------------------------------------------------------------------------

F. The market value of securities on loan to broker/dealers at October 31, 2003, and collateral received with respect to such loans were:

----------------------------------------------------------------------------
                                                        (000)
                                      --------------------------------------
                                     MARKET VALUE                       CASH
                                        OF LOANED                 COLLATERAL
INDEX FUND                             SECURITIES                   RECEIVED
----------------------------------------------------------------------------
European                             $    287,634                 $  304,454

Pacific                                   180,948                    194,058
----------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                       YEAR ENDED                  YEAR ENDED
                                    OCTOBER 31, 2003            OCTOBER 31, 2002
                              ---------------------------  ---------------------
                                   AMOUNT       SHARES      AMOUNT       SHARES
INDEX FUND                          (000)        (000)       (000)        (000)
--------------------------------------------------------------------------------
EUROPEAN
INVESTOR SHARES
 Issued                       $   919,668      53,722   $  994,408       52,718
 Issued in Lieu of Cash
   Distributions                   90,697        5,679      88,639        4,506
 Redeemed*                       (456,787)     (27,003)   (669,010)     (35,340)
                              --------------------------------------------------
Net Increase (Decrease)--
  Investor Shares                 553,578       32,398     414,037       21,884
                              --------------------------------------------------
Admiral Shares
 Issued                            98,535        2,450     194,610        4,268
 Issued in Lieu of Cash
   Distributions                   6,400          171       5,932          128
 Redeemed*                        (70,661)      (1,768)    (59,157)      (1,409)
                              --------------------------------------------------
Net Increase (Decrease)--
  Admiral Shares                   34,274          853     141,385        2,987
                              --------------------------------------------------
Institutional Shares
 Issued                           351,531       20,586     171,326        8,794
 Issued in Lieu of Cash
   Distributions                   10,145          635       6,351          323
 Redeemed*                       (133,971)      (7,589)    (58,154)      (2,949)
                              --------------------------------------------------
Net Increase (Decrease)--
  Institutional Shares            227,705       13,632     119,523        6,168
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       YEAR ENDED                  YEAR ENDED
                                    OCTOBER 31, 2003            OCTOBER 31, 2002
                              ---------------------------  ---------------------
                                   AMOUNT       SHARES      AMOUNT       SHARES
INDEX FUND                          (000)        (000)       (000)        (000)
--------------------------------------------------------------------------------
PACIFIC
Investor Shares
 Issued                       $   529,652       81,854  $  434,864       65,614
 Issued in Lieu of Cash
   Distributions                   15,104        2,640       5,988          942
 Redeemed**                      (181,042)     (28,933)   (239,505)     (36,348)
                              --------------------------------------------------
 Net Increase (Decrease)--
   Investor Shares                363,714       55,561     201,347       30,208
                              --------------------------------------------------
Admiral Shares
 Issued                            73,096        1,757      56,944        1,315
 Issued in Lieu of Cash
   Distributions                    1,055           28         387            9
 Redeemed**                       (23,180)        (567)    (19,828)        (464)
                              --------------------------------------------------
 Net Increase (Decrease)--
    Admiral Shares                 50,971        1,218      37,503          860
                              --------------------------------------------------
Institutional Shares
 Issued                           244,471       37,056      93,950       13,831
 Issued in Lieu of Cash
   Distributions                    2,099          367         556           87
 Redeemed**                       (74,340)     (12,425)    (32,718)      (4,903)
                              --------------------------------------------------
 Net Increase (Decrease)--
   Institutional Shares           172,230       24,998      61,788        9,015
--------------------------------------------------------------------------------
EMERGING MARKETS
Investor Shares
 Issued                       $   399,952       44,002   $ 257,448       29,712
 Issued in Lieu of Cash
   Distributions                   12,798        1,624      17,319        2,122
 Redeemed+                       (121,943)     (14,176)   (208,393)     (24,995)
                              --------------------------------------------------
 Net Increase (Decrease)--
   Investor Shares                290,807       31,450      66,374        6,839
                              --------------------------------------------------
Institutional Shares
 Issued                            31,104        3,725      30,938        3,697
 Issued in Lieu of Cash
   Distributions                    1,016          129       1,509          185
 RedeemedY                        (12,599)      (1,658)    (21,692)      (2,649)
                              --------------------------------------------------
 Net Increase (Decrease)--
   Institutional Shares            19,521        2,196      10,755        1,233
--------------------------------------------------------------------------------
TOTAL INTERNATIONAL
 Issued                       $ 1,204,305      144,867  $1,039,674      118,131
 Issued in Lieu of Cash
   Distributions                   54,512        7,211      46,919        5,083
 Redeemed++                      (498,279)     (61,379)   (494,286)     (56,538)
                              --------------------------------------------------
 Net Increase (Decrease)          760,538       90,699     592,307       66,676
--------------------------------------------------------------------------------
DEVELOPED MARKETS
 Issued                       $   272,248       45,434   $ 274,440       41,801
 Issued in Lieu of Cash
   Distributions                    5,661        1,009       2,495          361
Redeemed++                       (101,348)     (16,899)    (67,538)     (10,343)
                              --------------------------------------------------
   Net Increase (Decrease)        176,561       29,544     209,397       31,819
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       YEAR ENDED                  YEAR ENDED
                                    OCTOBER 31, 2003            OCTOBER 31, 2002
                              ---------------------------  ---------------------
                                   AMOUNT       SHARES      AMOUNT       SHARES
INDEX FUND                          (000)        (000)       (000)        (000)
--------------------------------------------------------------------------------
Institutional Developed Markets
 Issued                          $254,567       43,178    $126,752       19,187
 Issued in Lieu of Cash
   Distributions                     3,270         589       2,261          330
 Redeemed++                       (62,160)      (9,994)    (31,321)      (4,593)
                              --------------------------------------------------
   Net Increase (Decrease)        195,677       33,773      97,692       14,924
--------------------------------------------------------------------------------
*European Stock Index Fund amounts are net of redemption fees of $24,000 for 2003 (fund totals). The fund did not assess redemption fees in 2002.

**Pacific Stock Index Fund amounts are net of redemption fees of $27,000 for 2003 (fund totals). The fund did not assess redemption fees in 2002.

+ Emerging Markets Stock Index Fund amounts are net of redemption fees of $499,000 and $949,000, respectively (fund totals).

++Total International Stock, Developed Markets and Institutional Developed Markets Index Fund amounts are net of redemption fees of $24,000, $3,000, and $0.00, respectively, for 2003. The fund did not assess redemption fees in 2002.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard International Stock Index Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Total International Stock Index Fund, Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund (separate portfolios of Vanguard International Stock Index Funds, hereafter referred to as the "Funds") at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

DECEMBER 8, 2003

--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION
 (UNAUDITED) FOR VANGUARD INTERNATIONAL STOCK INDEX FUNDS

This information for the fiscal year ended October 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

The funds intend to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by the funds will be provided to individual shareholders on their 2003 Form 1099-DIV.

                                                        (continued on next page)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION (CONTINUED)
  (UNAUDITED) FOR VANGUARD INTERNATIONAL STOCK INDEX FUNDS

The European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds have elected to pass through to shareholders taxes paid in foreign countries. The foreign income and foreign tax paid per share outstanding on October 31, 2003, are as follows:

--------------------------------------------------------------------------------
                                                GROSS
                                              FOREIGN                   FOREIGN
COUNTRY                                     DIVIDENDS                       TAX
--------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND
Austria                                       $0.0008                   $0.0001
Belgium                                        0.0099                    0.0001
Denmark                                        0.0035                    0.0000
Finland                                        0.0113                    0.0000
France                                         0.0526                    0.0031
Germany                                        0.0340                    0.0005
Greece                                         0.0032                    0.0000
Ireland                                        0.0058                    0.0000
Italy                                          0.0299                    0.0001
Netherlands                                    0.0454                    0.0052
Norway                                         0.0040                    0.0001
Portugal                                       0.0029                    0.0006
Spain                                          0.0276                    0.0012
Sweden                                         0.0126                    0.0001
Switzerland                                    0.0308                    0.0003
United Kingdom                                 0.2628                    0.0258
--------------------------------------------------------------------------------
PACIFIC STOCK INDEX FUND
Australia                                     $0.0412                   $0.0022
Hong Kong                                      0.0135                    0.0000
Japan                                          0.0464                    0.0026
New Zealand                                    0.0019                    0.0002
Singapore                                      0.0087                    0.0016
--------------------------------------------------------------------------------
EMERGING MARKETS STOCK INDEX FUND
Argentina                                     $0.0005                   $0.0000
Brazil                                         0.0354                    0.0041
Chile                                          0.0026                    0.0006
China                                          0.0252                    0.0000
Czech Republic                                 0.0036                    0.0005
Hungary                                        0.0012                    0.0002
India                                          0.0114                    0.0009
Indonesia                                      0.0050                    0.0008
Israel                                         0.0041                    0.0009
Mexico                                         0.0175                    0.0000
Peru                                           0.0006                    0.0000
Philippines                                    0.0013                    0.0003
Poland                                         0.0019                    0.0003
South Africa                                   0.0498                    0.0004
South Korea                                    0.0232                    0.0038
Taiwan                                         0.0206                    0.0072
Thailand                                       0.0061                    0.0005
Turkey                                         0.0022                    0.0000
--------------------------------------------------------------------------------
The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2003. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2004.

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:

* Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.
* Find out how much to save for retirement and your children's college education-- by using our planning tools.
* Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.
* Find your next fund--by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools.
* Look up fund price, performance history, and distribution information--in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

LOG ON TO VANGUARD.COM TO:

*    See what you own (at Vanguard and elsewhere) and how your  investments  are doing.
* Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
*    Analyze your portfolio's holdings and performance.
* Open new accounts, buy and sell shares, and exchange money between funds--securely and easily.
* Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what VANGUARD.COM can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.

Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR

It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

MAKE IT AUTOMATIC

Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

CONSIDER COST

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS

Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website and have a confirmation in your hand within minutes.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS

500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund


BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(R) Fund
Target Retirement Funds:
  Retirement Income
  Retirement 2005
  Retirement 2015
  Retirement 2025
  Retirement 2035
  Retirement 2045
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund


BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida, Massachusetts,
  New Jersey, New York, Ohio,
  Pennsylvania)
Total Bond Market Index Fund


MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
  Funds (California, New Jersey,
  New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund


VARIABLE ANNUITY
Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (112)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (112)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (112)                Chairman (January-September 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (112)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the University Medical Center at Princeton and
July 1998                              Women's Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL Trustee              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (110)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (112)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (112)            (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (112)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (112)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

                                                                          [SHIP]
                                                    [THE VANGUARD GROUP(R) LOGO]
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Admiral, Explorer, Morgan, LifeStrategy, PlainTalk, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's 500 and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM. Prospectuses may also be viewed online.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q720 122003

ITEM 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

ITEM 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.


ITEM 4: Not applicable.

ITEM 5: Not applicable.

ITEM 6: Reserved.

ITEM 7: Not applicable.

ITEM 8: Reserved.

ITEM 9: CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant's internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS.  The following exhibits are attached hereto:
         (a) code of ethics
         (b) certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      VANGUARD STAR FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: December 12, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      VANGUARD STAR FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date:  December 12, 2003

      VANGUARD STAR FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
            THOMAS J. HIGGINS*
               TREASURER

Date: December 12, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.